UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 98.1%		Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Ford Motor Co. (Automobiles)	(a)	285,300	$2,758,851
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		63,100	3,116,509
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	24,950	5,394,938
Time Warner, Inc. (Media)		124,200	3,722,274
Target Corp. (Multiline Retail)		87,100	4,271,384
Best Buy Co., Inc. (Specialty Retail)		119,400	2,782,020
			22,045,976
CONSUMER STAPLES - 9.7%
PepsiCo, Inc. (Beverages)		73,000	4,518,700
CVS Caremark Corp. (Food & Staples Retailing)		111,500	3,744,170
Procter & Gamble Co. / The (Household Products)		67,200	4,245,696
Philip Morris International, Inc. (Tobacco)		73,000	4,553,740
			17,062,306
ENERGY - 6.9%
BP PLC - ADR (Oil, Gas & Consumable Fuels)		100,900	3,639,463
Chevron Corp. (Oil, Gas & Consumable Fuels)		46,300	4,283,676
ConocoPhillips (Oil, Gas & Consumable Fuels)		67,300	4,261,436
			12,184,575
FINANCIALS - 21.0%
BlackRock, Inc. (Capital Markets)		27,250	4,033,273
Morgan Stanley (Capital Markets)		133,900	1,807,650
PNC Financial Services Group, Inc. (Commercial Banks)		86,300	4,158,797
Wells Fargo & Co. (Commercial Banks)		199,100	4,802,292
American Express Co. (Consumer Finance)		87,400	3,924,260
Citigroup, Inc. (Diversified Financial Svs.)		141,070	3,614,213
JPMorgan Chase & Co. (Diversified Financial Svs.)		128,000	3,855,360
Aflac, Inc. (Insurance)		93,305	3,261,010
MetLife, Inc. (Insurance)		113,700	3,184,737
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		255,600	4,250,628
			36,892,220
HEALTH CARE - 16.2%
Celgene Corp. (Biotechnology)	(a)	50,200	3,108,384
Medtronic, Inc. (Health Care Equip. & Supplies)		105,700	3,513,468
Aetna, Inc. (Health Care Providers & Svs.)		102,409	3,722,567
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		80,700	3,721,884
Abbott Laboratories (Pharmaceuticals)		63,800	3,262,732
Johnson & Johnson (Pharmaceuticals)		57,300	3,650,583
Pfizer, Inc. (Pharmaceuticals)		236,400	4,179,552
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		92,700	3,450,294
			28,609,464
INDUSTRIALS - 8.7%
United Technologies Corp. (Aerospace & Defense)		39,800	2,800,328
United Continental Holdings, Inc. (Airlines)	(a)	201,300	3,901,194
General Electric Co. (Industrial Conglomerates)		309,800	4,721,352
Parker Hannifin Corp. (Machinery)		19,900	1,256,287
Norfolk Southern Corp. (Road & Rail)		43,100	2,629,962
			15,309,123
INFORMATION TECHNOLOGY - 23.1%
Cisco Systems, Inc. (Communications Equip.)		268,500	4,159,065
QUALCOMM, Inc. (Communications Equip.)		81,000	3,939,030
Apple, Inc. (Computers & Peripherals)	(a)	16,000	6,098,880
EMC Corp. (Computers & Peripherals)	(a)	175,000	3,673,250
eBay, Inc. (Internet Software & Svs.)	(a)	159,200	4,694,808
International Business Machines Corp. (IT Svs.)		24,000	4,200,720
Intel Corp. (Semiconductors & Equip.)		211,150	4,503,830
Texas Instruments, Inc. (Semiconductors & Equip.)		139,100	3,707,015
Microsoft Corp. (Software)		227,600	5,664,964
			40,641,562
Total Common Stocks (Cost $173,781,705)			$172,745,226

Preferred Stocks - 1.3%		Shares	Value
CONSUMER DISCRETIONARY - 1.3%
General Motors Co. - Series B (Automobiles)	(b)	64,000	$2,245,120
Total Preferred Stocks (Cost $2,774,111)			$2,245,120

Repurchase Agreements - 0.6%		Face Amount	Amortized Cost
U.S Bank, Agreement Date: 09/30/11, Repurchase price $1,100,515 Collateralized by: Freddie Mac 15 yr Gold PC Pool #E99143 (FGCI) 4.500%, Due 09/01/2018 with a value of $1,122,678		$1,100,515	$1,100,515
Total Repurchase Agreements (Cost $1,100,515)			$1,100,515

Total Investments - 100.0% (Cost $177,656,331)	(c)		$176,090,861
Liabilities in Excess of Other Assets - (0.0)%			(76,129)
Net Assets - 100.0%			$176,014,732

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) This preferred stock is convertible at a 20% conversion premium until 12/01/2013. There is a mandatory conversion at 12/01/2013, at which time the conversion proceeds will be determined by the General Motors, Inc. common share price on that date.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Commercial Paper - 71.0%		Rate	Maturity	Face Amount	Amortized Cost
CONSUMER STAPLES - 16.5%
Coca-Cola Co. / The (Beverages)	(a)	0.120%	10/19/2011	$9,000,000	$8,999,460
Coca-Cola Co. / The (Beverages)	(a)	0.110%	10/11/2011	4,000,000	3,999,878
Nestle Capital Corp. (Food Products)	(a)	0.030%	10/06/2011	6,000,000	5,999,975
Nestle Capital Corp. (Food Products)	(a)	0.050%	11/14/2011	5,000,000	4,999,694
Procter & Gamble Co. / The (Household Products)	(a)	0.070%	10/14/2011	7,500,000	7,499,810
Procter & Gamble Co. / The (Household Products)	(a)	0.100%	12/14/2011	3,000,000	2,999,383
Procter & Gamble Co. / The (Household Products)	(a)	0.110%	10/11/2011	3,000,000	2,999,908
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.070%	10/25/2011	13,000,000	12,999,393
					50,497,501
ENERGY - 4.3%
Chevron Corp. (Oil, Gas & Consumable Fuels)		0.050%	10/04/2011	13,000,000	12,999,946
FINANCIALS - 25.6%
American Express Credit Corp. (Consumer Finance)		0.050%	10/05/2011	13,000,000	12,999,928
American Honda Finance Corp. (Consumer Finance)		0.110%	10/12/2011	10,000,000	9,999,664
Citigroup Funding, Inc. (Diversified Financial Services)		0.200%	10/04/2011	5,000,000	4,999,917
General Electric Capital Corp. (Diversified Financial Services)		0.090%	10/13/2011	13,000,000	12,999,610
HSBC Finance Corp. (Diversified Financial Services)		0.100%	10/07/2011	13,000,000	12,999,783
Prudential Funding LLC (Insurance)		0.060%	10/03/2011	14,000,000	13,999,953
Toyota Motor Credit Corp. (Consumer Finance)		0.100%	10/18/2011	10,000,000	9,999,528
					77,998,383
HEALTH CARE - 16.1%
Abbott Laboratories (Pharmaceuticals)	(a)	0.060%	10/25/2011	13,000,000	12,999,480
Johnson & Johnson (Pharmaceuticals)	(a)	0.040%	10/03/2011	13,000,000	12,999,971
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.080%	10/03/2011	10,000,000	9,999,956
Pfizer, Inc. (Pharmaceuticals)	(a)	0.040%	10/04/2011	13,000,000	12,999,957
					48,999,364
INFORMATION TECHNOLOGY - 4.3%
International Business Machines Corp. (Computers & Peripherals)	(a)	0.050%	10/18/2011	13,000,000	12,999,693
MATERIALS - 4.2%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.110%	10/24/2011	10,000,000	9,999,297
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.100%	10/14/2011	3,000,000	2,999,892
					12,999,189
Total Commercial Paper (Cost $216,494,076)					$216,494,076

Asset-Backed Securities - 0.8%		Rate	Maturity	Face Amount	Amortized Cost
FINANCIALS - 0.8%
CNH Equipment Trust 2011-A, Class A1 (Consumer Finance)	(a)	0.336%	05/15/2012	$748,234	$748,234
Hyundai Auto Receivables Trust 2011-A, Class A1 (Consumer Finance)		0.318%	02/15/2012	25,980	25,980
Hyundai Auto Receivables Trust 2011-B, Class A1 (Consumer Finance)		0.248%	05/15/2012	363,989	363,989
Nissan Auto Receivables Owners Trust 2011-A, Class A1 (Consumer Finance)		0.261%	04/16/2012	380,250	380,250
Nissan Auto Lease Trust 2011-B, Class A1 (Consumer Finance)		0.350%	10/15/2012	1,000,000	1,000,000
Total Asset-Backed Securities (Cost $2,518,453)					$2,518,453

Money Market Funds - 13.3%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				13,500,000	$13,500,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				13,400,000	13,400,000
Fidelity Institutional Money Market Funds Prime Money Market Portfolio - Class I				13,500,000	13,500,000
Total Money Market Funds (Cost $40,400,000)					$40,400,000

Repurchase Agreements - 4.6%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Bank, Agreement date: 09/30/11, Repurchase price $14,000,000, Collateralized by: Freddie Mac 15 yr. Gold PC Pool #E99430 (FGCI) 4.500%, Due 09/01/2018 with value of $14,280,050		0.010%	10/03/2011	$14,000,000	$14,000,000
Total Repurchase Agreements (Cost $14,000,000)					$14,000,000

Total Investments - 89.7% (Cost $273,412,529)	(b)				$273,412,529
Other Assets in Excess of Liabilities - 10.3%					31,360,932
Net Assets - 100.0%					$304,773,461

Percentages are stated as a percent of net assets.
Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A.  At September 30, 2011, the value of these securities totaled $126,243,981, or 41.4% of the Portfolio's net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Corporate Bonds - 94.2%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 6.2%
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	$500,000	$569,822
Comcast Corp. (Media)		5.875%	02/15/2018	750,000	870,084
Discovery Communications LLC (Media)		4.375%	06/15/2021	1,000,000	1,035,296
News America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,258,205
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,112,495
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,294,037
Viacom, Inc. (Media)		4.375%	09/15/2014	1,000,000	1,069,262
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	1,000,000	1,098,752
Home Depot, Inc. (Specialty Retail)		5.250%	12/16/2013	1,000,000	1,088,026
					9,395,979
CONSUMER STAPLES - 7.6%
Anheuser-Busch Cos., Inc. (Beverages)		5.500%	01/15/2018	750,000	881,229
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	1,000,000	1,149,151
Wal-Mart Stores, Inc. (Food & Staples Retailing)		1.500%	10/25/2015	1,250,000	1,261,674
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,640,514
Kraft Foods, Inc. (Food Products)		6.125%	02/01/2018	1,500,000	1,763,041
Mead Johnson Nutrition Co. (Food Products)		3.500%	11/01/2014	800,000	839,385
Sara Lee Corp. (Food Products)		2.750%	09/15/2015	1,250,000	1,258,237
Tyson Foods, Inc. (Food Products)	(b)	6.850%	04/01/2016	1,000,000	1,092,500
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	293,684
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,352,237
					11,531,652
ENERGY - 9.0%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,661,454
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,094,976
Atlantic Richfield Co. (Oil, Gas & Consumable Fuels)		8.550%	03/01/2012	200,000	205,164
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,031,849
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	1,000,000	1,156,361
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		5.650%	08/01/2012	1,000,000	1,030,929
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,313,175
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	989,693
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,034,764
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,001,898
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	1,017,234
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,406,296
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	04/15/2012	750,000	772,597
					13,716,390
FINANCIALS - 28.9%
BlackRock, Inc. (Capital Markets)		2.250%	12/10/2012	500,000	507,912
Credit Suisse (Capital Markets)		3.500%	03/23/2015	1,250,000	1,251,081
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,033,351
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,297,071
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,555,471
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	1,500,000	1,574,742
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	1,250,000	1,188,580
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,027,259
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,345,121
TD Ameritrade Holding Corp. (Capital Markets)		4.150%	12/01/2014	1,000,000	1,062,789
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	1,000,000	1,075,272
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,674,021
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(a)(c)	5.628%	Perpetual	1,500,000	1,020,000
Fifth Third Bancorp (Commercial Banks)		4.500%	06/01/2018	1,750,000	1,749,606
KeyCorp (Commercial Banks)		5.100%	03/24/2021	500,000	505,493
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,611,357
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	243,382
Wells Fargo & Co. (Commercial Banks)		4.600%	04/01/2021	1,250,000	1,338,714
American Express Co. (Consumer Finance)		7.000%	03/19/2018	1,250,000	1,480,750
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	750,000	801,456
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	781,603
Bank of America Corp. (Diversified Financial Svs.)		5.650%	05/01/2018	1,000,000	950,809
Citigroup, Inc. (Diversified Financial Svs.)		6.125%	05/15/2018	1,250,000	1,342,582
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,094,700
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	1,500,000	1,584,355
National Rural Utilities Cooperative Finance Corp. (Diversified Financial Svs.)		1.900%	11/01/2015	1,000,000	1,003,004
Assurant, Inc. (Insurance)		5.625%	02/15/2014	1,500,000	1,571,944
Axis Capital Holdings Ltd. (Insurance)		5.750%	12/01/2014	1,000,000	1,066,832
Berkshire Hathaway, Inc. (Insurance)		3.200%	02/11/2015	1,250,000	1,315,260
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	1,500,000	1,514,167
Liberty Mutual Group, Inc. (Insurance)	(a)	5.750%	03/15/2014	1,000,000	1,042,382
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	816,357
Metropolitan Life Global Funding I (Insurance)	(a)	2.875%	09/17/2012	1,000,000	1,016,089

Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,636,324
StanCorp Financial Group, Inc. (Insurance)		6.875%	10/01/2012	500,000	522,240
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,305,505
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,005,162
Mack-Cali Realty LP (Real Estate Investment Trusts)		4.600%	06/15/2013	1,000,000	1,041,898
					43,954,641
HEALTH CARE - 7.2%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,078,546
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,263,280
Baxter International, Inc. (Health Care Equip. & Supplies)		1.800%	03/15/2013	250,000	253,659
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	578,541
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,297,058
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		2.200%	09/15/2013	1,000,000	1,020,999
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	561,564
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	1,500,000	1,782,371
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.250%	11/20/2014	300,000	317,922
Abbott Laboratories (Pharmaceuticals)		2.700%	05/27/2015	1,000,000	1,050,652
Merck & Co., Inc. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,190,079
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	524,585
					10,919,256
INDUSTRIALS - 9.6%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	889,628
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	992,202
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,358,949
Owens Corning (Building Products)	(b)	6.500%	12/01/2016	1,000,000	1,079,921
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,041,344
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	577,121
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,391,328
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,178,528
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,414,413
Illinois Tool Works, Inc. (Machinery)	(a)	3.375%	09/15/2021	500,000	513,420
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,712,522
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,044,623
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,329,698
					14,523,697
INFORMATION TECHNOLOGY - 2.1%
Cisco Systems, Inc. (Communications Equip.)		2.900%	11/17/2014	300,000	316,564
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,500,000	1,622,348
International Business Machines Corp. (IT Svs.)		2.100%	05/06/2013	1,250,000	1,275,976
					3,214,888
MATERIALS - 2.9%
Monsanto Co. (Chemicals)		7.375%	08/15/2012	1,000,000	1,055,278
Praxair, Inc. (Chemicals)		2.125%	06/14/2013	1,250,000	1,279,985
Rio Tinto Finance U.S.A. Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	1,002,028
Teck Resources Ltd. (Metals & Mining)		7.000%	09/15/2012	1,000,000	1,048,319
					4,385,610
TELECOMMUNICATION SERVICES - 4.5%
AT&T Corp. (Diversified Telecom. Svs.)	(b)	7.300%	11/15/2011	500,000	503,582
AT&T, Inc. (Diversified Telecom. Svs.)		3.875%	08/15/2021	1,000,000	1,030,763
Embarq Corp. (Diversified Telecom. Svs.)		6.738%	06/01/2013	1,000,000	1,039,638
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	750,000	715,667
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,384,361
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	1,000,000	1,102,500
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	1,000,000	1,093,294
					6,869,805
UTILITIES - 16.2%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,083,685
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,737,452
Consumers Energy Co. (Electric Utilities)		6.000%	02/15/2014	1,000,000	1,094,371
Duke Energy Corp. (Electric Utilities)		3.350%	04/01/2015	1,250,000	1,305,604
Florida Power Corp. (Electric Utilities)		4.550%	04/01/2020	500,000	561,564
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,724,463
Metropolitan Edison Co. (Electric Utilities)		4.875%	04/01/2014	750,000	793,784
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	760,712
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	479,993	583,301
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,784,688
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,726,473
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,127,886
CenterPoint Energy Resources Corp. (Gas Utilities)		5.950%	01/15/2014	500,000	543,243
Southwest Gas Corp. (Gas Utilities)		7.625%	05/15/2012	1,000,000	1,038,782
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	750,000	808,782
Energy Future Competitive Holdings Co. (Ind. Power Prod. & Energy Traders)		7.480%	01/01/2017	472,246	412,670
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	750,000	803,552
TransAlta Corp. (Ind. Power Prod. & Energy Traders)		6.750%	07/15/2012	1,000,000	1,030,079
Alliant Energy Corp. (Multi-Utilities)		4.000%	10/15/2014	1,000,000	1,042,195
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,223,814
LG&E and KU Energy LLC (Multi-Utilities)	(a)	4.375%	10/01/2021	1,000,000	1,001,757

NextEra Energy Capital Holdings, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,267,521
Xcel Energy, Inc. (Multi-Utilities)		4.700%	05/15/2020	1,000,000	1,119,839
					24,576,217
Total Corporate Bonds (Cost $133,677,808)					$143,088,135

U.S. Treasury Obligations - 2.9%		Rate	Maturity	Face Amount	Value
United States Treasury Note		2.375%	09/30/2014	$1,000,000	$1,057,735
United States Treasury Note		3.375%	11/15/2019	3,000,000	3,402,657
Total U.S. Treasury Obligations (Cost $4,203,290)					$4,460,392

Repurchase Agreements - 4.0%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Bank, Agreement date: 09/30/2011, Repurchase price: $6,086,000,		0.010%	10/03/2011	$6,086,000	$6,086,000
Collateralized by: Fannie Mae Pool #CL-254725 (FNCL) 5.000%, Due 05/01/2033
with value of $6,207,956
Total Repurchase Agreements (Cost $6,086,000)					$6,086,000

Total Investments - 101.1% (Cost $143,967,098)	(d)				$153,634,527
Liabilities in Excess of Other Assets - (1.1)%					(1,646,865)
Net Assets - 100.0%					$151,987,662

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A.  At September 30, 2011, the value of these securities totaled $5,483,276, or 3.6% of the Portfolio's net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This security is a credit sensitive bond.  The coupon rate is a variable rate subject to adjustment based on changes in national credit rating agency ratings.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security.  Interest rates stated are those in effect at September 30, 2011.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 69.2%		Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Johnson Controls, Inc. (Auto Components)		14,200	$374,454
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	2,500	95,850
Starbucks Corp. (Hotels, Restaurants & Leisure)		12,900	481,041
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,600	139,752
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,400	266,706
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	2,200	475,706
CBS Corp. Class B (Media)		20,400	415,752
Tiffany & Co. (Specialty Retail)		6,600	401,412
Coach, Inc. (Textiles, Apparel & Luxury Goods)		8,600	445,738
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9,400	235,094
			3,331,505
CONSUMER STAPLES - 4.2%
Coca-Cola Co. / The (Beverages)		6,900	466,164
CVS Caremark Corp. (Food & Staples Retailing)		12,600	423,108
Kraft Foods, Inc. Class A (Food Products)		14,000	470,120
			1,359,392
ENERGY - 9.5%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	10,000	405,300
Halliburton Co. (Energy Equip. & Svs.)		8,400	256,368
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		6,000	307,320
Chevron Corp. (Oil, Gas & Consumable Fuels)		5,000	462,600
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		7,400	410,256
Hess Corp. (Oil, Gas & Consumable Fuels)		8,300	435,418
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,400	386,100
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	13,000	433,290
			3,096,652
FINANCIALS - 9.3%
Morgan Stanley (Capital Markets)		19,400	261,900
Huntington Bancshares, Inc. (Commercial Banks)		78,400	376,320
Citigroup, Inc. (Diversified Financial Svs.)		14,200	363,804
JPMorgan Chase & Co. (Diversified Financial Svs.)		14,100	424,692
Hartford Financial Services Group, Inc. (Insurance)		21,100	340,554
Lincoln National Corp. (Insurance)		24,000	375,120
MetLife, Inc. (Insurance)		16,300	456,563
Prudential Financial, Inc. (Insurance)		9,400	440,484
			3,039,437
HEALTH CARE - 1.2%
Warner Chilcott PLC Class A (Pharmaceuticals)	(a)	28,800	411,840
INDUSTRIALS - 10.4%
Honeywell International, Inc. (Aerospace & Defense)		10,800	474,228
United Technologies Corp. (Aerospace & Defense)		5,200	365,872
FedEx Corp. (Air Freight & Logistics)		6,800	460,224
United Parcel Service, Inc. Class B (Air Freight & Logistics)		7,500	473,625
United Continental Holdings, Inc. (Airlines)	(a)	23,200	449,616
Rockwell Automation, Inc. (Electrical Equip.)		7,000	392,000
Caterpillar, Inc. (Machinery)		4,300	317,512
Pentair, Inc. (Machinery)		14,300	457,743
			3,390,820
INFORMATION TECHNOLOGY - 20.7%
QUALCOMM, Inc. (Communications Equip.)		9,500	461,985
Apple, Inc. (Computers & Peripherals)	(a)	2,750	1,048,245
EMC Corp. (Computers & Peripherals)	(a)	21,300	447,087
Google, Inc. Class A (Internet Software & Svs.)	(a)	950	488,661
International Business Machines Corp. (IT Svs.)		3,800	665,114
Altera Corp. (Semiconductors & Equip.)		10,400	327,912
Avago Technologies Ltd. (Semiconductors & Equip.)		15,400	504,658
Intel Corp. (Semiconductors & Equip.)		14,500	309,285
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		21,200	494,596
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		21,400	244,602
Texas Instruments, Inc. (Semiconductors & Equip.)		13,700	365,105
Citrix Systems, Inc. (Software)	(a)	9,000	490,770
Electronic Arts, Inc. (Software)	(a)	21,200	433,540
Microsoft Corp. (Software)		19,200	477,888
			6,759,448
MATERIALS - 3.7%
Celanese Corp. (Chemicals)		2,100	68,313
E.I. du Pont de Nemours & Co. (Chemicals)		9,500	379,715
Monsanto Co. (Chemicals)		7,000	420,280
Potash Corp. of Saskatchewan, Inc. (Chemicals)		8,200	354,404
			1,222,712
Total Common Stocks (Cost $26,391,432)			$22,611,806

Corporate Bonds - 25.4%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Daimler Finance North America LLC (Automobiles)		6.500%	11/15/2013	$100,000	$109,846
Comcast Corp. (Media)		5.875%	02/15/2018	150,000	174,017
Walt Disney Co. / The (Media)		6.200%	06/20/2014	100,000	113,262
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	100,000	109,875
					507,000
CONSUMER STAPLES - 2.5%
Anheuser-Busch Cos., Inc. (Beverages)		5.500%	01/15/2018	150,000	176,246
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	150,000	172,373
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	164,051
Kraft Foods, Inc. (Food Products)		6.500%	08/11/2017	150,000	178,208
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	117,474
					808,352
ENERGY - 2.8%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	166,145
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	109,498
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	109,259
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		5.000%	03/01/2015	150,000	163,072
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	74,227
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	179,010
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.750%	06/15/2013	100,000	105,365
					906,576
FINANCIALS - 7.1%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.150%	01/15/2014	100,000	103,592
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	150,000	157,474
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	112,604
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	100,000	95,086
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	100,000	107,527
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(b)(d)	5.628%	Perpetual	100,000	68,000
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	163,851
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	150,000	161,136
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	100,000	106,861
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	156,321
Bank of America Corp. (Diversified Financial Svs.)		5.750%	08/15/2016	150,000	138,977
Citigroup, Inc. (Diversified Financial Svs.)		5.850%	08/02/2016	150,000	160,543
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	108,047
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	100,000	105,624
Assurant, Inc. (Insurance)		5.625%	02/15/2014	100,000	104,796
Liberty Mutual Group, Inc. (Insurance)	(b)	5.750%	03/15/2014	100,000	104,238
MetLife, Inc. (Insurance)		5.375%	12/15/2012	100,000	104,777
Duke Realty LP (Real Estate Investment Trusts)		4.625%	05/15/2013	100,000	102,647
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	158,113
					2,320,214
HEALTH CARE - 2.1%
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	150,000	178,237
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	171,796
Abbott Laboratories (Pharmaceuticals)		5.600%	11/30/2017	150,000	178,499
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	150,000	173,205
					701,737
INDUSTRIALS - 1.8%
Owens Corning (Building Products)	(c)	6.500%	12/01/2016	150,000	161,988
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	86,568
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	171,252
ERAC U.S.A. Finance LLC (Road & Rail)	(b)	6.375%	10/15/2017	150,000	174,109
					593,917
INFORMATION TECHNOLOGY - 0.5%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	162,235
TELECOMMUNICATION SERVICES - 2.2%
AT&T Corp. (Diversified Telecom. Svs.)	(c)	7.300%	11/15/2011	100,000	100,716
Embarq Corp. (Diversified Telecom. Svs.)		6.738%	06/01/2013	150,000	155,946
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	100,000	95,422
Verizon Florida LLC (Diversified Telecom. Svs.)		6.125%	01/15/2013	100,000	105,988
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	100,000	110,250
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	150,000	163,994
					732,316
UTILITIES - 4.8%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	150,000	173,745
Consumers Energy Co. (Electric Utilities)		6.000%	02/15/2014	100,000	109,437
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	172,446
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	150,000	174,568
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	171,333
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	178,469
Virginia Electric and Power Co. (Electric Utilities)		4.750%	03/01/2013	100,000	105,207
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	100,000	107,838
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	100,000	107,140
Southern Power Co. (Ind. Power Prod. & Energy Traders)		4.875%	07/15/2015	100,000	109,176
American Water Capital Corp. (Water Utilities)		6.085%	10/15/2017	150,000	176,038
					1,585,397
Total Corporate Bonds (Cost $7,581,471)					$8,317,744

U.S. Treasury Obligations - 1.0%		Rate	Maturity	Face Amount	Value
United States Treasury Note		3.375%	11/15/2019	$300,000	$340,266
Total U.S. Treasury Obligations (Cost $313,664)					$340,266

Money Market Funds - 4.8%				Shares	Value
Fidelity Institutional Money Market Funds				1,566,000	$1,566,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $1,566,000)					$1,566,000

Total Investments - 100.4% (Cost $35,852,567)	(e)				$32,835,816
Liabilities in Excess of Other Assets - (0.4)%					(127,359)
Net Assets - 100.0%					$32,708,457

 Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a)  Non-income producing security.
(b)  Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A.  At September 30, 2011, the value of these securities totaled $346,347, or 1.1% of the Portfolio's net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)  This security is a credit sensitive bond.  The coupon rate is a variable rate subject to adjustment based on changes in national credit rating agency ratings.
(d)  Fixed-to-floating rate, callable, perpetual life trust preferred security.  Interest rates stated are those in effect at September 30, 2011.
(e)  Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 82.3%		Shares	Value
Germany - 17.2%
Allianz SE	(b)	29,200	$2,736,892
Aurubis AG	(b)	8,200	414,588
BASF SE	(b)	53,400	3,255,553
Bayer AG	(b)	13,600	750,500
Bayerische Motoren Werke AG	(b)	16,900	1,116,434
Bilfinger Berger SE	(b)	4,651	350,534
Continental AG	(a)(b)	16,200	935,063
Daimler AG	(b)	51,500	2,290,433
Deutsche Lufthansa AG	(b)	57,600	746,742
Deutsche Telekom AG	(b)	61,200	718,357
Deutsche Wohnen AG	(b)	83,000	1,102,801
Fresenius SE & Co. KGaA	(b)	17,200	1,528,853
Hannover Rueckversicherung AG	(b)	21,000	949,443
Leoni AG	(b)	24,000	769,344
MAN SE	(b)	15,200	1,178,249
MTU Aero Engines Holding AG	(b)	19,000	1,184,814
Muenchener Rueckversicherungs AG	(b)	25,010	3,106,159
SAP AG	(b)	10,300	524,087
Siemens AG	(b)	47,134	4,240,663
Suedzucker AG	(b)	39,800	1,130,763
			29,030,272
Japan - 13.7%
Ajinomoto Co., Inc.	(b)	48,000	567,018
Asahi Kasei Corp.	(b)	255,000	1,528,250
Astellas Pharma, Inc.	(b)	13,000	490,710
Daicel Corp.	(b)	90,000	512,371
Daiichi Sankyo Co. Ltd.	(b)	95,600	1,992,923
Hamamatsu Photonics KK	(b)	29,000	1,168,880
Honda Motor Co. Ltd.	(b)	49,500	1,450,095
Kajima Corp.	(b)	100,000	328,205
Kaneka Corp.	(b)	201,000	1,137,036
Kao Corp.	(b)	20,000	557,087
Mitsubishi Chemical Holdings Corp.	(b)	101,500	688,350
Mitsubishi Electric Corp.	(b)	74,000	655,481
Mitsubishi Heavy Industries Ltd.	(b)	310,000	1,307,455
Mitsui Chemicals, Inc.	(b)	181,000	605,408
Murata Manufacturing Co. Ltd.	(b)	6,000	325,765
Nippon Steel Corp.	(b)	490,000	1,405,366
Rinnai Corp.	(b)	13,000	1,085,307
Showa Shell Sekiyu KK	(b)	60,000	427,401
Sumitomo Electric Industries Ltd.	(b)	184,000	2,160,968
Suzuki Motor Corp.	(b)	62,000	1,366,662
Takeda Pharmaceutical Co. Ltd.	(b)	13,700	649,767
Tokuyama Corp.	(b)	212,000	734,331
Toshiba Corp.	(b)	209,451	854,444
Ube Industries Ltd.	(b)	340,000	1,129,904
			23,129,184
South Korea - 11.4%
CJ CheilJedang Corp.	(b)	1,800	444,381

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(b)	41,900	785,231
Dongkuk Steel Mill Co. Ltd.	(b)	24,500	456,143
Hana Financial Group, Inc.	(b)	24,500	712,374
Hanwha Chem Corp.	(b)	35,500	756,644
Hyundai Heavy Industries Co. Ltd.	(b)	2,880	668,645
Hyundai Motor Co.	(b)	15,300	2,674,711
Kia Motors Corp.	(b)	41,000	2,444,917
LG Chem Ltd.	(b)	2,010	532,779
Mando Corp.	(b)	3,100	498,383
POSCO - ADR		8,900	676,489
Samsung Electronics Co. Ltd.	(b)	6,400	4,468,841
Samsung Engineering Co. Ltd.	(b)	7,000	1,351,468
Samsung Heavy Industries Co. Ltd.	(b)	24,700	565,365
Samsung SDI Co. Ltd.	(b)	6,800	653,617
SK Innovation Co. Ltd.	(b)	6,200	725,408
Woongjin Coway Co. Ltd.	(b)	23,173	746,119
			19,161,515
Mexico - 10.6%
Alfa SAB de CV		137,500	1,412,829
America Movil SAB de CV - ADR		198,000	4,371,840
Fomento Economico Mexicano SAB de CV - ADR		42,800	2,774,296
Grupo Aeroportuario del Sureste SAB de CV - ADR		10,200	507,144
Grupo Financiero Banorte SAB de CV		447,000	1,321,166
Grupo Financiero Inbursa SA		325,000	543,446
Grupo Mexico SAB de CV		626,000	1,480,540
Grupo Modelo SAB de CV		126,883	717,102
Grupo Televisa SA - ADR		76,700	1,410,513
Industrias Penoles SAB de CV		38,400	1,410,105
Mexichem SAB de CV		128,000	384,874
Wal-Mart de Mexico SAB de CV		715,400	1,640,394
			17,974,249
Norway - 9.4%
DnB NOR ASA	(b)	187,444	1,868,099
Fred Olsen Energy ASA	(b)	56,200	1,602,442
Gjensidige Forsikring ASA	(b)	72,000	743,340
Statoil ASA	(b)	200,000	4,291,575
Statoil Fuel & Retail ASA	(a)(b)	118,603	873,043
Telenor ASA	(b)	163,700	2,524,780
TGS Nopec Geophysical Co. ASA	(b)	47,400	879,112
Yara International ASA	(b)	79,100	3,017,714
			15,800,105
Indonesia - 6.9%
Alam Sutera Realty Tbk PT	(b)	11,930,000	515,736
Aneka Tambang Tbk PT	(b)	1,800,000	303,562
Astra International Tbk PT	(b)	304,000	2,173,141
Bank Central Asia Tbk PT	(b)	880,000	762,716
Bank Mandiri Tbk PT	(b)	1,110,000	784,760
Bank Negara Indonesia Persero Tbk PT	(b)	903,500	377,492
Bank Rakyat Indonesia Persero Tbk PT	(b)	2,005,000	1,312,811
Charoen Pokphand Indonesia Tbk PT	(b)	1,200,000	322,513

Indofood Sukses Makmur Tbk PT	(b)	1,890,000	1,074,172
International Nickel Indonesia Tbk PT	(b)	1,920,000	653,189
Perusahaan Gas Negara PT	(b)	1,350,000	405,762
Tambang Batubara Bukit Asam Tbk PT	(b)	350,000	661,350
Telekomunikasi Indonesia Tbk PT - ADR		17,200	568,804
Unilever Indonesia Tbk PT	(b)	425,000	792,324
United Tractors Tbk PT	(b)	382,540	945,272
			11,653,604
Denmark - 6.4%
AP Moller - Maersk A/S	(b)	274	1,609,536
Christian Hansen Holding A/S	(b)	34,000	704,241
Danske Bank A/S	(a)(b)	111,033	1,552,928
DSV A/S	(b)	86,025	1,547,791
H Lundbeck A/S	(b)	55,700	1,059,956
Novo Nordisk A/S	(b)	24,025	2,396,113
Royal UNIBREW A/S	(b)	20,900	1,064,109
Sydbank A/S	(b)	23,300	412,090
TDC A/S	(b)	58,000	473,840
			10,820,604
United Kingdom - 1.6%
AstraZeneca PLC - ADR		16,600	736,376
BHP Billiton PLC	(b)	19,000	507,565
British Sky Broadcasting Group PLC	(b)	35,000	360,470
Rio Tinto PLC - ADR		9,600	423,168
Royal Dutch Shell PLC - ADR		12,000	744,600
			2,772,179
Luxembourg - 1.3%
Subsea 7 SA	(a)(b)	116,630	2,215,496
Poland - 1.2%
Bank Handlowy w Warszawie SA	(b)	10,000	208,115
Bank Millennium SA	(b)	200,000	272,748
KGHM Polska Miedz SA	(b)	7,700	301,502
PGE SA	(b)	89,000	519,214
Polskie Gornictwo Naftowe i Gazownictwo SA	(b)	150,000	182,704
Synthos SA	(b)	200,000	223,421
Tauron Polska Energia SA	(b)	170,000	259,934
			1,967,638
Sweden - 1.0%
Nordea Bank AB	(b)	212,000	1,715,742
Bermuda - 1.0%
Seadrill Ltd.	(b)	62,100	1,714,970
Cyprus - 0.4%
Songa Offshore SE	(a)(b)	207,000	637,608
Taiwan - 0.2%
Wan Hai Lines Ltd.	(b)	613,500	286,701
Total Common Stocks (Cost $132,693,889)			$138,879,867

U.S. Treasury Obligations - 0.2%		Face Amount	Value
U.S. Treasury Bill
0.000% Coupon, 11/10/2011		$200,000	$199,983
U.S. Treasury Bill
0.000% Coupon, 02/23/2012		150,000	149,991
Total U.S. Treasury Obligations (Cost $349,974)			$349,974

Money Market Funds - 4.7%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		7,873,158	$7,873,158
Total Money Market Funds (Cost $7,873,158)			$7,873,158

Total Investments - 87.2% (Cost $140,917,021)	(c)		$147,102,999
Other Assets in Excess of Liabilities - 12.8%			21,531,441
Net Assets - 100.0%			$168,634,440

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $117,756,181, or 69.8% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications: (Percent of net assets)
Materials	13.8%
Industrials	12.9%
Financials	12.5%
Consumer Discretionary	12.0%
Energy	8.3%
Consumer Staples	6.6%
Health Care	5.7%
Telecommunication Services	5.1%
Information Technology	4.7%
Utilities	0.7%
82.3%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 96.0%		Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Lear Corp. (Auto Components)		43,889	$1,882,838
Toyota Motor Corp. - ADR (Automobiles)		20,749	1,416,327
International Game Technology (Hotels, Restaurants & Leisure)		133,072	1,933,536
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	201,763	1,832,008
Ryland Group, Inc. (Household Durables)		93,939	1,000,450
Expedia, Inc. (Internet & Catalog Retail)		42,162	1,085,672
Comcast Corp. Class A (Media)		129,076	2,670,583
Liberty Global, Inc. Series C (Media)	(a)	29,667	1,026,775
News Corp. Class A (Media)		131,868	2,039,998
Viacom, Inc. Class B (Media)		42,187	1,634,324
GameStop Corp. Class A (Specialty Retail)	(a)	85,709	1,979,878
			18,502,389
CONSUMER STAPLES - 8.0%
CVS Caremark Corp. (Food & Staples Retailing)		56,059	1,882,461
Wal-Mart Stores, Inc. (Food & Staples Retailing)		33,380	1,732,422
Bunge Ltd. (Food Products)		26,903	1,568,176
Kraft Foods, Inc. Class A (Food Products)		60,852	2,043,410
Tyson Foods, Inc. Class A (Food Products)		70,868	1,230,268
			8,456,737
ENERGY - 10.1%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	42,944	1,783,894
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		24,052	1,231,943
Schlumberger Ltd. (Energy Equip. & Svs.)		33,475	1,999,462
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		10,826	670,238
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	64,356	496,185
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)		48,762	1,654,495
Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	(a)	39,267	459,817
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,476	892,034
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	42,115	1,403,693
			10,591,761
FINANCIALS - 14.1%
Charles Schwab Corp. / The (Capital Markets)		126,511	1,425,779
Evercore Partners, Inc. Class A (Capital Markets)		45,635	1,040,478
Goldman Sachs Group, Inc. / The (Capital Markets)		13,532	1,279,451
Lazard Ltd. Class A (Capital Markets)		37,339	787,853
Wells Fargo & Co. (Commercial Banks)		64,759	1,561,987
Citigroup, Inc. (Diversified Financial Svs.)		40,724	1,043,349
JPMorgan Chase & Co. (Diversified Financial Svs.)		44,223	1,331,997
Moody's Corp. (Diversified Financial Svs.)		37,174	1,131,948
Axis Capital Holdings Ltd. (Insurance)		40,704	1,055,862
Marsh & McLennan Cos., Inc. (Insurance)		39,189	1,040,076
MetLife, Inc. (Insurance)		40,277	1,128,159
Symetra Financial Corp. (Insurance)		108,527	884,495
Travelers Cos., Inc. / The (Insurance)		22,651	1,103,783
			14,815,217
HEALTH CARE - 14.2%
Amarin Corp PLC - ADR (Biotechnology)	(a)	93,421	859,473
Amgen, Inc. (Biotechnology)		26,843	1,475,023
Celgene Corp. (Biotechnology)	(a)	30,223	1,871,408
Gilead Sciences, Inc. (Biotechnology)	(a)	46,530	1,805,364
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	95,218	1,448,266
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	43,631	879,601
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		26,033	1,284,989
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)	(a)	22,671	1,148,059
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	59,513	1,065,878
Pfizer, Inc. (Pharmaceuticals)		104,049	1,839,586
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	18,740	1,279,005
			14,956,652
INDUSTRIALS - 8.6%
Boeing Co. / The (Aerospace & Defense)		28,289	1,711,767
ITT Corp. (Aerospace & Defense)		39,958	1,678,236
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	21,762	1,063,291
Delta Air Lines, Inc. (Airlines)	(a)	126,442	948,315
Dover Corp. (Machinery)		13,195	614,887
Manpower, Inc. (Professional Svs.)		26,692	897,385

CSX Corp. (Road & Rail)		50,003	933,556
RSC Holdings, Inc. (Trading Companies & Distributors)	(a)	174,024	1,240,791
			9,088,228
INFORMATION TECHNOLOGY - 15.4%
Juniper Networks, Inc. (Communications Equip.)	(a)	57,113	985,770
Dell, Inc. (Computers & Peripherals)	(a)	115,982	1,641,145
EMC Corp. (Computers & Peripherals)	(a)	67,470	1,416,195
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	115,603	650,845
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,128	1,608,981
Mastercard, Inc. Class A (IT Svs.)		6,312	2,001,914
Xilinx, Inc. (Semiconductors & Equip.)		67,996	1,865,810
Activision Blizzard, Inc. (Software)		131,985	1,570,622
Microsoft Corp. (Software)		66,652	1,658,968
Oracle Corp. (Software)		48,437	1,392,079
Symantec Corp. (Software)	(a)	86,300	1,406,690
			16,199,019
MATERIALS - 3.9%
Monsanto Co. (Chemicals)		29,713	1,783,969
PPG Industries, Inc. (Chemicals)		9,855	696,354
Goldcorp, Inc. (Metals & Mining)		36,697	1,674,851
			4,155,174
TELECOMMUNICATION SERVICES - 1.3%
Vivendi SA (Diversified Telecom. Svs.)	(b)	69,409	1,413,158
UTILITIES - 2.9%
Exelon Corp. (Electric Utilities)		40,826	1,739,596
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(a)	92,622	1,304,118
			3,043,714
Total Common Stocks (Cost $108,657,016)			$101,222,049

Money Market Funds - 0.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		863,000	$863,000
Total Money Market Funds (Cost $863,000)			$863,000

Total Investments - 96.8% (Cost $109,520,016)	(c)		$102,085,049
Other Assets in Excess of Liabilities - 3.2%			3,401,481
Net Assets - 100.0%			$105,486,530

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $1,413,158, or 1.3% of the Portfolio's net assets.  Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 97.5%		Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Steiner Leisure Ltd. (Diversified Consumer Svs.)	(a)	10,000	$407,700
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	6,200	370,760
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	69,600	480,936
Peet's Coffee & Tea, Inc. (Hotels, Restaurants & Leisure)	(a)	6,800	378,352
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	12,500	416,125
Shutterfly, Inc. (Internet & Catalog Retail)	(a)	8,400	345,912
Brunswick Corp. (Leisure Equip. & Products)		25,300	355,212
DSW, Inc. Class A (Specialty Retail)		10,700	494,126
Hibbett Sports, Inc. (Specialty Retail)	(a)	14,000	474,460
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	26,000	431,600
Tractor Supply Co. (Specialty Retail)		11,100	694,305
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	5,600	348,488
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	8,900	333,216
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,000	466,300
			5,997,492
CONSUMER STAPLES - 6.0%
Pricesmart, Inc. (Food & Staples Retailing)		14,100	878,712
Diamond Foods, Inc. (Food Products)		4,100	327,139
Hain Celestial Group, Inc. / The (Food Products)	(a)	15,900	485,745
Elizabeth Arden, Inc. (Personal Products)	(a)	13,500	383,940
			2,075,536
ENERGY - 7.3%
Bill Barrett Corp. (Oil, Gas & Consumable Fuels)	(a)	8,400	304,416
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	17,500	442,050
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(a)	80,600	419,926
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	20,100	448,833
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,500	461,970
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		13,900	453,835
			2,531,030
FINANCIALS - 4.1%
Texas Capital Bancshares, Inc. (Commercial Banks)	(a)	23,400	534,690
DFC Global Corp. (Consumer Finance)	(a)	17,500	382,375
First Cash Financial Services, Inc. (Consumer Finance)	(a)	12,000	503,400
			1,420,465
HEALTH CARE - 21.1%
Cepheid, Inc. (Biotechnology)	(a)	8,900	345,587
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	11,900	420,308
Neogen Corp. (Health Care Equip. & Supplies)	(a)	11,100	385,392
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	9,600	407,136
Volcano Corp. (Health Care Equip. & Supplies)	(a)	12,300	364,449
Accretive Health, Inc. (Health Care Providers & Svs.)	(a)	16,400	348,172
Air Methods Corp. (Health Care Providers & Svs.)	(a)	10,100	643,067
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	10,700	617,283
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	23,400	570,726
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		22,300	412,996
Computer Programs & Systems, Inc. (Health Care Technology)		10,300	681,345
Quality Systems, Inc. (Health Care Technology)		6,400	620,800
SXC Health Solutions Corp. (Health Care Technology)	(a)	11,100	618,270
Jazz Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	8,700	361,224
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		14,500	528,960
			7,325,715
INDUSTRIALS - 14.8%
HEICO Corp. (Aerospace & Defense)		20,206	994,943
Triumph Group, Inc. (Aerospace & Defense)		14,800	721,352
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	13,100	370,337
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	7,200	369,360
Polypore International, Inc. (Electrical Equip.)	(a)	11,000	621,720
Actuant Corp. Class A (Machinery)		29,300	578,675
Chart Industries, Inc. (Machinery)	(a)	8,600	362,662

Acacia Research - Acacia Technologies (Professional Svs.)	(a)	9,300	334,707
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	15,100	437,447
MSC Industrial Direct Co. Class A (Trading Companies & Distributors)		6,300	355,698
			5,146,901
INFORMATION TECHNOLOGY - 24.1%
Aruba Networks, Inc. (Communications Equip.)	(a)	16,300	340,833
Keynote Systems, Inc. (Internet Software & Svs.)		33,800	714,194
LivePerson, Inc. (Internet Software & Svs.)	(a)	39,700	395,015
MercadoLibre, Inc. (Internet Software & Svs.)		6,500	349,375
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	13,000	443,820
Echo Global Logistics, Inc. (IT Svs.)	(a)	31,900	424,270
Heartland Payment Systems, Inc. (IT Svs.)		29,300	577,796
ServiceSource International, Inc. (IT Svs.)	(a)	24,400	322,324
VeriFone Systems, Inc. (IT Svs.)	(a)	11,900	416,738
Cavium, Inc. (Semiconductors & Equip.)	(a)	13,100	353,831
EZchip Semiconductor Ltd. (Semiconductors & Equip.)	(a)	11,300	375,386
Mellanox Technologies Ltd. (Semiconductors & Equip.)	(a)	13,500	421,470
Nanometrics, Inc. (Semiconductors & Equip.)	(a)	28,700	416,150
Ariba, Inc. (Software)	(a)	13,500	374,085
BroadSoft, Inc. (Software)	(a)	22,300	676,805
SuccessFactors, Inc. (Software)	(a)	15,600	358,644
TIBCO Software, Inc. (Software)	(a)	23,600	528,404
Ultimate Software Group, Inc. (Software)	(a)	18,800	878,336
			8,367,476
MATERIALS - 2.8%
Silgan Holdings, Inc. (Containers & Packaging)		10,200	374,748
Carpenter Technology Corp. (Metals & Mining)		13,500	606,015
			980,763
Total Common Stocks (Cost $34,092,715)			$33,845,378

Money Market Funds - 2.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		900,000	$900,000
Total Money Market Funds (Cost $900,000)			$900,000

Total Investments - 100.1% (Cost $34,992,715)	(b)		$34,745,378
Liabilities in Excess of Other Assets - (0.1)%			(25,929)
Net Assets - 100.0%			$34,719,449

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 83.7%		Shares	Value
United Kingdom - 19.7%
Aggreko PLC	(b)	35,846	$902,032
AMEC PLC	(b)	77,469	977,494
ASOS PLC	(a)(b)	26,015	612,903
Aveva Group PLC	(b)	9,694	211,326
Britvic PLC	(b)	175,600	856,596
Carphone Warehouse Group PLC	(b)	36,100	189,609
Croda International PLC	(b)	33,542	855,635
Dialog Semiconductor PLC	(a)(b)	37,300	631,462
Imagination Technologies Group PLC	(a)(b)	41,892	270,710
Intercontinental Hotels Group PLC	(b)	40,099	650,232
John Wood Group PLC	(b)	90,722	743,930
Johnson Matthey PLC	(b)	20,934	513,480
Kingfisher PLC	(b)	96,909	372,122
Rightmove PLC	(b)	62,262	1,152,913
Rolls-Royce Holdings PLC	(a)(b)	31,484	289,424
Soco International PLC	(a)(b)	70,000	354,709
Telecity Group PLC	(a)(b)	77,000	664,342
Weir Group PLC / The	(b)	30,250	722,739
			10,971,658
Japan - 9.0%
Asics Corp.	(b)	22,000	300,396
Chiyoda Corp.	(b)	45,000	438,714
CyberAgent, Inc.	(b)	140	373,914
Daihatsu Motor Co. Ltd.	(b)	24,000	435,482
Don Quijote Co. Ltd.	(b)	10,200	364,146
Fuji Heavy Industries Ltd.	(b)	43,000	252,475
JSR Corp.	(b)	44,800	770,816
Nabtesco Corp.	(b)	20,000	378,012
Teijin Ltd.	(b)	160,000	575,191
THK Co. Ltd.	(b)	28,700	477,590
Ube Industries Ltd.	(b)	96,000	319,032
Yaskawa Electric Corp.	(b)	46,000	346,796
			5,032,564
France - 8.6%
Accor SA	(b)	19,310	514,188
Arkema SA	(b)	6,034	349,423
Bureau Veritas SA	(b)	6,300	452,877
Edenred	(b)	13,000	309,696
Faurecia	(b)	23,714	505,119
JCDecaux SA	(a)(b)	11,613	288,220
Publicis Groupe SA	(b)	13,987	583,767
Remy Cointreau SA	(b)	7,100	489,466
Societe Television Francaise 1	(b)	46,116	573,317
Technip SA	(b)	8,900	713,041
			4,779,114

Germany - 7.5%
Adidas AG	(b)	15,126	920,507
Brenntag AG	(b)	4,100	355,673
Commerzbank AG	(a)(b)	224,794	563,373
GEA Group AG	(b)	32,599	760,949
Hochtief AG	(b)	3,699	231,042
Lanxess AG	(b)	4,823	231,359
Leoni AG	(b)	16,499	528,892
Rheinmetall AG	(b)	5,919	277,636
Suedzucker AG	(b)	11,129	316,188
			4,185,619
Canada - 4.6%
Agrium, Inc.		9,500	632,336
First Quantum Minerals Ltd.		13,500	179,717
National Bank of Canada		9,600	640,275
SNC-Lavalin Group, Inc.		25,818	1,084,804
			2,537,132
Singapore - 3.7%
City Developments Ltd.	(b)	59,000	427,772
Keppel Corp. Ltd.	(b)	130,900	767,631
Sakari Resources Ltd.	(b)	155,000	231,179
SembCorp Marine Ltd.	(b)	252,000	617,032
			2,043,614
Netherlands - 3.3%
Fugro NV	(b)	9,348	471,432
Imtech NV	(b)	24,314	683,929
Koninklijke DSM NV	(b)	15,587	677,700
			1,833,061
Italy - 3.1%
Davide Campari-Milano SpA	(b)	43,000	313,750
Prada SpA	(a)	98,100	413,191
Yoox SpA	(a)(b)	80,000	1,025,687
			1,752,628
Norway - 3.0%
Fred Olsen Energy ASA	(b)	8,647	246,554
Opera Software ASA	(b)	60,000	265,002
Petroleum Geo-Services ASA	(a)(b)	42,797	430,266
Yara International ASA	(b)	18,632	710,822
			1,652,644
Bermuda - 2.5%
Invesco Ltd.		41,895	649,791
Signet Jewelers Ltd.	(a)	22,700	767,260
			1,417,051
Sweden - 2.3%
Assa Abloy AB	(b)	40,600	835,323
Getinge AB	(b)	20,613	449,806
			1,285,129
Austria - 2.1%
Andritz AG	(b)	14,159	1,152,780
Cayman Islands - 2.0%
Herbalife Ltd.		20,300	1,088,080
Switzerland - 1.8%
Adecco SA	(a)(b)	23,071	909,333
Temenos Group AG	(a)(b)	8,117	109,620
			1,018,953
Indonesia - 1.8%
Indocement Tunggal Prakarsa Tbk PT	(b)	231,500	364,533
Indofood CBP Sukses Makmur TBK PT	(a)(b)	786,000	436,310
United Tractors Tbk PT	(b)	81,787	202,099
			1,002,942
Australia - 1.5%
Boart Longyear Ltd.	(b)	163,000	402,906
Iluka Resources Ltd.	(b)	37,809	442,541
			845,447
Thailand - 1.3%
Bangkok Bank PCL	(b)	91,600	412,661
Bank of Ayudhya PCL	(b)	486,100	310,204
			722,865

Jersey - 1.1%
UBM PLC	(b)	88,081	612,452
Hong Kong - 0.9%
Dah Sing Financial Holdings Ltd.	(b)	88,500	244,604
Emperor Watch & Jewellery Ltd.	(b)	1,970,000	232,051
			476,655
Ireland - 0.8%
Ingersoll-Rand PLC		16,600	466,294
Israel - 0.7%
NICE Systems Ltd. - ADR	(a)	13,700	415,795
Mexico - 0.7%
Mexichem SAB de CV		138,156	415,411
Denmark - 0.7%
Christian Hansen Holding A/S	(b)	17,891	370,576
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA - ADR Series B		5,000	239,050
Spain - 0.4%
Obrascon Huarte Lain SA	(b)	8,770	215,358
Brazil - 0.2%
PDG Realty SA Empreendimentos e Participacoes		27,464	89,538
Total Common Stocks (Cost $45,751,784)			$46,622,410

Preferred Stocks - 1.1%		Shares	Value
Germany - 1.1%
Hugo Boss AG	(b)	7,700	$614,895
Total Preferred Stocks (Cost $570,243)			$614,895

Exchange Traded Funds - 3.0%		Shares	Value
iShares MSCI Emerging Markets Index Fund		14,953	$524,402
iShares MSCI Japan Index Fund		122,000	1,154,120
Total Exchange Traded Funds (Cost $1,829,408)			$1,678,522

Money Market Funds - 12.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		2,897,785	$2,897,785
State Street Institutional US Government Money Market Fund
Institutional Class		3,828,252	3,828,252
Total Money Market Funds (Cost $6,726,037)			$6,726,037

Total Investments - 99.9% (Cost $54,877,472)	(c)		$55,641,864
Other Assets in Excess of Liabilities - 0.1%			63,082
Net Assets - 100.0%			$55,704,946

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $40,155,763, or 72.1% of the Portfolio's net assets.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common and preferred stocks): (Percent of net assets)
Industrials	23.2%
Consumer Discretionary	22.2%
Materials	13.7%
Energy	7.5%
Consumer Staples	6.3%
Financials	5.8%
Information Technology	5.3%
Health Care	0.8%
84.8%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 99.4%		Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Ford Motor Co. (Automobiles)	(a)	40,940	$395,890
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	34,521	320,700
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	1,115	241,096
News Corp. Class A (Media)		55,385	856,806
Limited Brands, Inc. (Specialty Retail)		23,285	896,705
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	(b)	10,589	471,691
Prada SpA (Textiles, Apparel & Luxury Goods)	(a)(c)	36,100	152,282
			3,335,170
CONSUMER STAPLES - 9.4%
Davide Campari-Milano SpA (Beverages)	(b)	125,804	917,927
Hansen Natural Corp. (Beverages)	(a)	10,380	906,070
Mead Johnson Nutrition Co. (Food Products)		6,420	441,889
			2,265,886
ENERGY - 2.8%
Halliburton Co. (Energy Equip. & Svs.)		14,145	431,705
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	7,150	238,309
			670,014
FINANCIALS - 9.4%
Charles Schwab Corp. / The (Capital Markets)		28,340	319,392
CapitalSource, Inc. (Commercial Banks)		43,379	266,347
Standard Chartered PLC (Commercial Banks)	(b)	16,188	322,968
AIA Group Ltd. (Insurance)	(b)	115,200	326,240
Prudential PLC (Insurance)	(b)	40,626	348,899
Hang Lung Properties Ltd. (Real Estate Mgmt. & Development)	(b)	13,775	40,985
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	(a)	55,615	646,246
			2,271,077
HEALTH CARE - 14.9%
Celgene Corp. (Biotechnology)	(a)	18,575	1,150,164
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	15,066	671,040
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	639	232,775
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	15,730	583,111
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	20,185	946,475
			3,583,565
INDUSTRIALS - 13.5%
Precision Castparts Corp. (Aerospace & Defense)		1,185	184,220
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		8,160	558,715
United Parcel Service, Inc. Class B (Air Freight & Logistics)		11,005	694,966
Iron Mountain, Inc. (Commercial Svs. & Supplies)		16,410	518,884
FANUC Corp. (Machinery)	(b)	7,300	1,005,545
CoStar Group, Inc. (Professional Svs.)	(a)	5,515	286,615
			3,248,945
INFORMATION TECHNOLOGY - 29.2%
Apple, Inc. (Computers & Peripherals)	(a)	3,270	1,246,459
EMC Corp. (Computers & Peripherals)	(a)	41,465	870,350
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		5,800	236,466
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		16,015	450,662
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,390	516,334
eBay, Inc. (Internet Software & Svs.)	(a)	60,895	1,795,794
VistaPrint NV (Internet Software & Svs.)	(a)	11,285	305,034
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	51,050	366,028
Adobe Systems, Inc. (Software)	(a)	10,800	261,036
Microsoft Corp. (Software)		40,460	1,007,049
			7,055,212

MATERIALS - 2.2%
Israel Chemicals Ltd. (Chemicals)	(b)	15,866	180,687
Ivanhoe Mines Ltd. (Metals & Mining)	(a)	25,910	354,967
			535,654
TELECOMMUNICATION SERVICES - 4.2%
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	25,090	1,020,410
Total Common Stocks (Cost $24,234,446)			$23,985,933

VVPR Strips - 0.0%	(d)	Quantity	Value
CONSUMER STAPLES - 0.0%
Anheuser-Busch InBev NV (Beverages)	(a)(c)	6,992	$19
Total VVPR Strips (Cost $0)			$19

Money Market Funds - 0.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		142,000	$142,000
Total Money Market Funds (Cost $142,000)			$142,000

Total Investments - 100.0% (Cost $24,376,446)	(e)		$24,127,952
Liabilities in Excess of Other Assets - (0.0)%			(8,957)
Net Assets - 100.0%			$24,118,995

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $3,614,942, or 15.0% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is difference from the local close price.  In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to the valuation model of a stock is below a chosen threshold.  These securities represent $152,301, or 0.6% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages.  The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.
(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 99.2%		Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Peet's Coffee & Tea, Inc. (Hotels, Restaurants & Leisure)	(a)	2,705	$150,506
Skullcandy, Inc. (Household Durables)	(a)	9,415	133,034
SodaStream International Ltd. (Household Durables)	(a)	3,535	116,832
Polaris Industries, Inc. (Leisure Equip. & Products)		9,330	466,220
Genius Products, Inc. (Media)	(a)	209	209
National CineMedia, Inc. (Media)		36,950	536,144
Gordmans Stores, Inc. (Multiline Retail)	(a)	16,090	192,597
Hibbett Sports, Inc. (Specialty Retail)	(a)	10,240	347,034
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	12,445	187,919
Monro Muffler Brake, Inc. (Specialty Retail)		3,755	123,802
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	(a)	17,750	542,085
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	21,320	499,101
Quiksilver, Inc. (Textiles, Apparel & Luxury Goods)	(a)	63,915	194,941
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,120	207,199
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		19,265	640,561
			4,338,184
CONSUMER STAPLES - 1.9%
Primo Water Corp. (Beverages)	(a)	10,655	60,094
Casey's General Stores, Inc. (Food & Staples Retailing)		6,315	275,650
Snyders-Lance, Inc. (Food Products)		9,010	187,858
			523,602
ENERGY - 7.1%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	16,370	663,476
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	5,935	319,956
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		14,237	423,551
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		18,203	594,328
			2,001,311
FINANCIALS - 6.5%
Epoch Holding Corp. (Capital Markets)		25,630	347,799
Financial Engines, Inc. (Capital Markets)	(a)	7,633	138,234
Gluskin Sheff + Associates, Inc. (Capital Markets)		14,896	236,113
Cash Store Financial Services, Inc. / The (Consumer Finance)		19,560	164,695
Credit Acceptance Corp. (Consumer Finance)	(a)	3,250	209,170
Netspend Holdings, Inc. (Consumer Finance)	(a)	14,756	75,846
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		15,256	396,961
MSCI, Inc. Class A (Diversified Financial Svs.)	(a)	9,221	279,673
			1,848,491
HEALTH CARE - 21.6%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	25,432	120,039
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	16,675	146,573
Immunogen, Inc. (Biotechnology)	(a)	16,819	184,336
Incyte Corp. Ltd. (Biotechnology)	(a)	11,850	165,544
Seattle Genetics, Inc. (Biotechnology)	(a)	12,350	235,391
Conceptus, Inc. (Health Care Equip. & Supplies)	(a)	14,530	152,129
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	15,989	160,530
Gen-Probe, Inc. (Health Care Equip. & Supplies)	(a)	6,785	388,441
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	2,715	174,873
Masimo Corp. (Health Care Equip. & Supplies)		20,865	451,727
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	13,115	223,873
Quidel Corp. (Health Care Equip. & Supplies)	(a)	32,996	540,145
Volcano Corp. (Health Care Equip. & Supplies)	(a)	14,555	431,265
Bio-Reference Labs, Inc. (Health Care Providers & Svs.)	(a)	8,480	156,117
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	5,707	329,237
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	18,750	190,875
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	2,303	158,492
PSS World Medical, Inc. (Health Care Providers & Svs.)	(a)	23,662	465,905
athenahealth, Inc. (Health Care Technology)	(a)	6,819	406,071
Omnicell, Inc. (Health Care Technology)	(a)	13,365	184,170
SXC Health Solutions Corp. (Health Care Technology)	(a)	6,228	346,900
Techne Corp. (Life Sciences Tools & Svs.)		4,872	331,345
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	8,090	144,892
			6,088,870

INDUSTRIALS - 18.9%
HEICO Corp. Class A (Aerospace & Defense)		11,612	390,860
TransDigm Group, Inc. (Aerospace & Defense)	(a)	5,240	427,951
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	10,585	299,238
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	10,220	185,595
Higher One Holdings, Inc. (Commercial Svs. & Supplies)	(a)	12,985	211,266
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		24,171	488,012
Standard Parking Corp. (Commercial Svs. & Supplies)	(a)	23,220	363,161
Nordson Corp. (Machinery)		7,035	279,571
Wabtec Corp. (Machinery)		6,423	339,584
Horizon Lines, Inc. Class A (Marine)		33,583	14,374
Acacia Research - Acacia Technologies (Professional Svs.)	(a)	4,145	149,179
CoStar Group, Inc. (Professional Svs.)	(a)	11,698	607,945
Resources Connection, Inc. (Professional Svs.)		27,372	267,698
Landstar System, Inc. (Road & Rail)		8,985	355,447
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	12,615	365,457
Rush Enterprises, Inc. Class B (Trading Companies & Distributors)	(a)	17,854	208,356
WESCO International, Inc. (Trading Companies & Distributors)	(a)	11,100	372,405
			5,326,099
INFORMATION TECHNOLOGY - 24.9%
Stratasys, Inc. (Computers & Peripherals)	(a)	7,275	134,878
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,551	435,791
Measurement Specialties, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,941	465,748
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	10,550	132,297
Envestnet, Inc. (Internet Software & Svs.)	(a)	13,395	133,950
LivePerson, Inc. (Internet Software & Svs.)	(a)	28,720	285,764
VistaPrint NV (Internet Software & Svs.)	(a)	22,829	617,068
Vocus, Inc. (Internet Software & Svs.)	(a)	21,082	353,334
Zillow, Inc. (Internet Software & Svs.)	(a)	3,845	105,161
Broadridge Financial Solutions, Inc. (IT Svs.)		14,725	296,561
Cardtronics, Inc. (IT Svs.)	(a)	21,755	498,625
Euronet Worldwide, Inc. (IT Svs.)	(a)	31,747	499,698
Gartner, Inc. (IT Svs.)	(a)	11,040	384,965
Ceva, Inc. (Semiconductors & Equip.)	(a)	19,050	463,106
International Rectifier Corp. (Semiconductors & Equip.)	(a)	14,880	277,066
Blackboard, Inc. (Software)	(a)	4,143	185,026
Convio, Inc. (Software)	(a)	30,741	258,532
RealD, Inc. (Software)	(a)	40,007	374,065
RealPage, Inc. (Software)	(a)	19,003	388,611
SS&C Technologies Holdings, Inc. (Software)	(a)	22,695	324,312
Tyler Technologies, Inc. (Software)	(a)	16,585	419,269
			7,033,827
MATERIALS - 1.2%
Intrepid Potash, Inc. (Chemicals)	(a)	13,995	348,056
TELECOMMUNICATION SERVICES - 1.7%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	14,076	485,340
Total Common Stocks (Cost $29,081,850)			$27,993,780

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		274,000	$274,000
Total Money Market Funds (Cost $274,000)			$274,000

Total Investments - 100.2% (Cost $29,355,850)	(b)		$28,267,780
Liabilities in Excess of Other Assets - (0.2)%			(65,683)
Net Assets - 100.0%			$28,202,097

Percentages are stated as a percent of net assets.
Footnotes:
(a)  Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 98.1%		Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Coinstar, Inc. (Diversified Consumer Svs.)	(a)	22,769	$910,760
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		14,238	608,675
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		34,030	926,977
Newell Rubbermaid, Inc. (Household Durables)		67,374	799,729
Discovery Communications, Inc. Class A (Media)	(a)	7,679	288,884
Lamar Advertising Co. Class A (Media)	(a)	26,561	452,334
Scripps Networks Interactive, Inc. Class A (Media)		19,270	716,266
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	22,519	1,290,564
Dick's Sporting Goods, Inc. (Specialty Retail)	(a)	19,953	667,627
PetSmart, Inc. (Specialty Retail)		27,227	1,161,232
Urban Outfitters, Inc. (Specialty Retail)	(a)	40,020	893,246
PVH Corp. (Textiles, Apparel & Luxury Goods)		22,972	1,337,889
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,745	356,027
			10,410,210
CONSUMER STAPLES - 2.1%
TreeHouse Foods, Inc. (Food Products)	(a)	2,609	161,341
Avon Products, Inc. (Personal Products)		52,677	1,032,469
			1,193,810
ENERGY - 9.0%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	29,419	1,222,065
Core Laboratories NV (Energy Equip. & Svs.)		5,727	514,456
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	17,190	926,713
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		12,448	818,705
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	16,191	554,056
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	27,843	976,732
			5,012,727
FINANCIALS - 11.7%
Lazard Ltd. Class A (Capital Markets)		27,373	577,570
Northern Trust Corp. (Capital Markets)		24,938	872,331
T. Rowe Price Group, Inc. (Capital Markets)		8,828	421,714
First Republic Bank (Commercial Banks)	(a)	34,401	796,727
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	11,813	1,397,005
MSCI, Inc. Class A (Diversified Financial Svs.)	(a)	25,507	773,627
Principal Financial Group, Inc. (Insurance)		31,838	721,768
CB Richard Ellis Group, Inc. (Real Estate Mgmt. & Development)	(a)	67,753	911,955
			6,472,697
HEALTH CARE - 12.0%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	8,526	546,176
Pharmasset, Inc. (Biotechnology)	(a)	4,756	391,752
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	38,727	927,512
C.R. Bard, Inc. (Health Care Equip. & Supplies)		11,017	964,428
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,285	468,100
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		31,264	1,131,444
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	15,482	960,039
Emdeon, Inc. Class A (Health Care Technology)	(a)	37,259	700,097
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	6,907	215,844
Bruker Corp. (Life Sciences Tools & Svs.)	(a)	28,087	380,017
			6,685,409
INDUSTRIALS - 10.3%
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	22,084	429,092
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,860	401,234
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		19,062	384,862
Quanta Services, Inc. (Construction & Engineering)	(a)	47,103	885,065
Rockwell Automation, Inc. (Electrical Equip.)		9,372	524,832
Roper Industries, Inc. (Electrical Equip.)		12,949	892,316
Kennametal, Inc. (Machinery)		41,379	1,354,749
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	24,403	848,492
			5,720,642
INFORMATION TECHNOLOGY - 25.1%
Juniper Networks, Inc. (Communications Equip.)	(a)	11,111	191,776
NetApp, Inc. (Computers & Peripherals)	(a)	23,239	788,732
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		29,388	1,198,149
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		28,304	709,015

Equinix, Inc. (Internet Software & Svs.)	(a)	11,678	1,037,357
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	16,959	578,980
FleetCor Technologies, Inc. (IT Svs.)	(a)	9,730	255,510
Genpact Ltd. (IT Svs.)	(a)	44,714	643,435
Global Payments, Inc. (IT Svs.)		28,518	1,151,842
VeriFone Systems, Inc. (IT Svs.)	(a)	21,811	763,821
Western Union Co. / The (IT Svs.)		54,339	830,843
Altera Corp. (Semiconductors & Equip.)		9,841	310,287
Linear Technology Corp. (Semiconductors & Equip.)		11,139	307,993
NVIDIA Corp. (Semiconductors & Equip.)	(a)	53,438	667,975
Xilinx, Inc. (Semiconductors & Equip.)		47,157	1,293,988
Citrix Systems, Inc. (Software)	(a)	13,049	711,562
MICROS Systems, Inc. (Software)	(a)	6,743	296,085
RealD, Inc. (Software)	(a)	44,926	420,058
Rovi Corp. (Software)	(a)	4,845	208,238
Salesforce.com, Inc. (Software)	(a)	6,900	788,532
SuccessFactors, Inc. (Software)	(a)	34,230	786,948
			13,941,126
MATERIALS - 3.8%
Airgas, Inc. (Chemicals)		6,810	434,614
Ecolab, Inc. (Chemicals)		12,235	598,169
Nalco Holding Co. (Chemicals)		30,749	1,075,600
			2,108,383
TELECOMMUNICATION SERVICES - 5.3%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	45,217	746,985
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	19,305	785,134
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	40,755	1,405,232
			2,937,351
Total Common Stocks (Cost $59,028,548)			$54,482,355

Money Market Funds - 1.8%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		1,014,000	$1,014,000
Total Money Market Funds (Cost $1,014,000)			$1,014,000

Total Investments - 99.9% (Cost $60,042,548)	(b)		$55,496,355
Other Assets in Excess of Liabilities - 0.1%			38,716
Net Assets - 100.0%			$55,535,071

Percentages are stated as a percent of net assets.
Footnotes:
(a)  Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	3,600	$36,324
Johnson Controls, Inc. (Auto Components)		9,900	261,063
Ford Motor Co. (Automobiles)	(a)	55,587	537,526
Harley-Davidson, Inc. (Automobiles)		3,500	120,155
Fortune Brands, Inc. (Beverages)		2,300	124,384
Genuine Parts Co. (Distributors)		2,300	116,840
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	1,800	71,298
DeVry, Inc. (Diversified Consumer Svs.)		900	33,264
H&R Block, Inc. (Diversified Consumer Svs.)		4,500	59,895
Carnival Corp. (Hotels, Restaurants & Leisure)		6,800	206,040
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	450	136,327
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,000	85,500
International Game Technology (Hotels, Restaurants & Leisure)		4,400	63,932
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,146	112,937
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,100	1,326,082
Starbucks Corp. (Hotels, Restaurants & Leisure)		10,900	406,461
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		2,800	108,696
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,360	67,284
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,200	138,096
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,800	335,852
D.R. Horton, Inc. (Household Durables)		4,100	37,064
Harman International Industries, Inc. (Household Durables)		1,000	28,580
Leggett & Platt, Inc. (Household Durables)		2,100	41,559
Lennar Corp. Class A (Household Durables)		2,300	31,142
Newell Rubbermaid, Inc. (Household Durables)		4,300	51,041
Pulte Group, Inc. (Household Durables)	(a)	4,950	19,552
Whirlpool Corp. (Household Durables)		1,155	57,646
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,300	1,146,019
Expedia, Inc. (Internet & Catalog Retail)		2,900	74,675
Netflix, Inc. (Internet & Catalog Retail)	(a)	750	84,870
priceline.com, Inc. (Internet & Catalog Retail)	(a)	725	325,858
Hasbro, Inc. (Leisure Equip. & Products)		1,800	58,698
Mattel, Inc. (Leisure Equip. & Products)		5,000	129,450
Cablevision Systems Corp. Class A (Media)		3,300	51,909
CBS Corp. Class B (Media)		9,750	198,705
Comcast Corp. Class A (Media)		40,253	841,288
DIRECTV Class A (Media)	(a)	10,800	456,300
Discovery Communications, Inc. Class A (Media)	(a)	4,000	150,480
Gannett Co., Inc. (Media)		3,500	33,355
Interpublic Group of Cos., Inc. / The (Media)		7,023	50,566
McGraw-Hill Cos., Inc. / The (Media)		4,400	180,400
News Corp. Class A (Media)		33,400	516,698
Omnicom Group, Inc. (Media)		4,100	151,044
Scripps Networks Interactive, Inc. Class A (Media)		1,400	52,038
Time Warner Cable, Inc. (Media)		4,732	296,554
Time Warner, Inc. (Media)		15,266	457,522
Viacom, Inc. Class B (Media)		8,450	327,353
Walt Disney Co. / The (Media)		27,200	820,352
Washington Post Co. / The Class B (Media)		75	24,523
Big Lots, Inc. (Multiline Retail)	(a)	1,000	34,830
Family Dollar Stores, Inc. (Multiline Retail)		1,800	91,548
J.C. Penney Co., Inc. (Multiline Retail)		2,100	56,238
Kohl's Corp. (Multiline Retail)		4,100	201,310
Macy's, Inc. (Multiline Retail)		6,276	165,184
Nordstrom, Inc. (Multiline Retail)		2,400	109,632
Sears Holdings Corp. (Multiline Retail)	(a)	601	34,569
Target Corp. (Multiline Retail)		9,900	485,496
Abercrombie & Fitch Co. Class A (Specialty Retail)		1,300	80,028
AutoNation, Inc. (Specialty Retail)	(a)	700	22,946
AutoZone, Inc. (Specialty Retail)	(a)	425	135,656

Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,600	206,316
Best Buy Co., Inc. (Specialty Retail)		4,475	104,267
CarMax, Inc. (Specialty Retail)	(a)	3,300	78,705
GameStop Corp. Class A (Specialty Retail)	(a)	2,000	46,200
Gap, Inc. / The (Specialty Retail)		5,050	82,012
Home Depot, Inc. (Specialty Retail)		22,900	752,723
Lowe's Cos., Inc. (Specialty Retail)		18,400	355,856
Limited Brands, Inc. (Specialty Retail)		3,600	138,636
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,000	133,260
Ross Stores, Inc. (Specialty Retail)		1,700	133,773
Staples, Inc. (Specialty Retail)		10,400	138,320
Tiffany & Co. (Specialty Retail)		1,900	115,558
TJX Cos., Inc. (Specialty Retail)		5,600	310,632
Urban Outfitters, Inc. (Specialty Retail)	(a)	1,700	37,944
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,200	217,686
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,600	478,856
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		900	116,730
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,300	157,976
			16,066,084
CONSUMER STAPLES - 11.5%
Brown-Forman Corp. Class B (Beverages)		1,450	101,703
Coca-Cola Co. / The (Beverages)		33,600	2,270,016
Coca-Cola Enterprises, Inc. (Beverages)		4,700	116,936
Constellation Brands, Inc. Class A (Beverages)	(a)	2,700	48,600
Dr Pepper Snapple Group, Inc. (Beverages)		3,200	124,096
Molson Coors Brewing Co. Class B (Beverages)		2,400	95,064
PepsiCo, Inc. (Beverages)		23,147	1,432,799
Costco Wholesale Corp. (Food & Staples Retailing)		6,400	525,568
CVS Caremark Corp. (Food & Staples Retailing)		19,720	662,198
Kroger Co. / The (Food & Staples Retailing)		8,900	195,444
Safeway, Inc. (Food & Staples Retailing)		5,100	84,813
SUPERVALU, Inc. (Food & Staples Retailing)		3,119	20,772
Sysco Corp. (Food & Staples Retailing)		8,700	225,330
Walgreen Co. (Food & Staples Retailing)		13,200	434,148
Wal-Mart Stores, Inc. (Food & Staples Retailing)		25,700	1,333,830
Whole Foods Market, Inc. (Food & Staples Retailing)		2,300	150,213
Archer-Daniels-Midland Co. (Food Products)		9,850	244,378
Campbell Soup Co. (Food Products)		2,600	84,162
ConAgra Foods, Inc. (Food Products)		6,100	147,742
Dean Foods Co. (Food Products)	(a)	2,700	23,949
General Mills, Inc. (Food Products)		9,500	365,465
Hershey Co. / The (Food Products)		2,300	136,252
HJ Heinz Co. (Food Products)		4,700	237,256
Hormel Foods Corp. (Food Products)		2,000	54,040
J.M. Smucker Co. / The (Food Products)		1,700	123,913
Kellogg Co. (Food Products)		3,700	196,803
Kraft Foods, Inc. Class A (Food Products)		25,876	868,916
McCormick & Co., Inc. (Food Products)		1,900	87,704
Mead Johnson Nutrition Co. (Food Products)		2,951	203,117
Sara Lee Corp. (Food Products)		8,600	140,610
Tyson Foods, Inc. Class A (Food Products)		4,300	74,648
Clorox Co. / The (Household Products)		1,900	126,027
Colgate-Palmolive Co. (Household Products)		7,100	629,628
Kimberly-Clark Corp. (Household Products)		5,700	404,757
Procter & Gamble Co. / The (Household Products)		40,222	2,541,226
Avon Products, Inc. (Personal Products)		6,300	123,480
Estee Lauder Cos., Inc. / The Class A (Personal Products)		1,700	149,328
Altria Group, Inc. (Tobacco)		30,300	812,343
Lorillard, Inc. (Tobacco)		1,997	221,068
Philip Morris International, Inc. (Tobacco)		25,700	1,603,166
Reynolds American, Inc. (Tobacco)		4,900	183,652
			17,605,160

ENERGY - 11.5%
Baker Hughes, Inc. (Energy Equip. & Svs.)		6,341	292,700
Cameron International Corp. (Energy Equip. & Svs.)	(a)	3,600	149,544
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,000	54,740
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	3,500	131,600
Halliburton Co. (Energy Equip. & Svs.)		13,500	412,020
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		1,600	64,960
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	4,200	51,492
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		6,200	317,564
Noble Corp. (Energy Equip. & Svs.)	(a)	3,700	108,595
Rowan Cos., Inc. (Energy Equip. & Svs.)	(a)	1,900	57,361
Schlumberger Ltd. (Energy Equip. & Svs.)		19,747	1,179,488
Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,340	59,085
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,300	460,265
Apache Corp. (Oil, Gas & Consumable Fuels)		5,572	447,097
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		1,500	92,865
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9,700	247,835
Chevron Corp. (Oil, Gas & Consumable Fuels)		29,338	2,714,352
ConocoPhillips (Oil, Gas & Consumable Fuels)		20,100	1,272,732
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)		3,300	111,969
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,900	67,850
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,100	338,184
El Paso Corp. (Oil, Gas & Consumable Fuels)		11,300	197,524
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3,950	280,489
EQT Corp. (Oil, Gas & Consumable Fuels)		2,200	117,392
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		71,164	5,168,641
Hess Corp. (Oil, Gas & Consumable Fuels)		4,400	230,824
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		10,420	224,864
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,260	142,336
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		2,800	123,648
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	1,900	75,411
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		2,600	184,080
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,900	850,850
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,000	135,520
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,700	111,809
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		2,600	70,382
Range Resources Corp. (Oil, Gas & Consumable Fuels)		2,400	140,304
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	5,100	169,983
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		9,518	233,476
Sunoco, Inc. (Oil, Gas & Consumable Fuels)		1,800	55,818
Tesoro Corp. (Oil, Gas & Consumable Fuels)	(a)	2,100	40,887
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,400	149,352
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		8,600	209,324
			17,545,212
FINANCIALS - 13.4%
Ameriprise Financial, Inc. (Capital Markets)		3,480	136,973
Bank of New York Mellon Corp. / The (Capital Markets)		18,011	334,824
BlackRock, Inc. (Capital Markets)		1,500	222,015
Charles Schwab Corp. / The (Capital Markets)		15,800	178,066
E*Trade Financial Corp. (Capital Markets)	(a)	3,690	33,616
Federated Investors, Inc. Class B (Capital Markets)		1,400	24,542
Franklin Resources, Inc. (Capital Markets)		2,100	200,844
Goldman Sachs Group, Inc. / The (Capital Markets)		7,350	694,942
Invesco Ltd. (Capital Markets)		6,600	102,366
Janus Capital Group, Inc. (Capital Markets)		2,700	16,200
Legg Mason, Inc. (Capital Markets)		1,900	48,849
Morgan Stanley (Capital Markets)		21,700	292,950
Northern Trust Corp. (Capital Markets)		3,500	122,430
State Street Corp. (Capital Markets)		7,400	237,984
T. Rowe Price Group, Inc. (Capital Markets)		3,700	176,749
BB&T Corp. (Commercial Banks)		10,200	217,566
Comerica, Inc. (Commercial Banks)		2,900	66,613
Fifth Third Bancorp (Commercial Banks)		13,450	135,845
First Horizon National Corp. (Commercial Banks)		3,864	23,029
Huntington Bancshares, Inc. (Commercial Banks)		12,600	60,480
KeyCorp (Commercial Banks)		13,900	82,427
M&T Bank Corp. (Commercial Banks)		1,800	125,820
PNC Financial Services Group, Inc. (Commercial Banks)		7,742	373,087
Regions Financial Corp. (Commercial Banks)		18,375	61,189

SunTrust Banks, Inc. (Commercial Banks)		7,900	141,805
U.S. Bancorp (Commercial Banks)		28,090	661,239
Wells Fargo & Co. (Commercial Banks)		77,213	1,862,378
Zions Bancorporation (Commercial Banks)		2,700	37,989
American Express Co. (Consumer Finance)		15,200	682,480
Capital One Financial Corp. (Consumer Finance)		6,673	264,451
Discover Financial Services (Consumer Finance)		7,950	182,373
SLM Corp. (Consumer Finance)		7,500	93,375
Bank of America Corp. (Diversified Financial Svs.)		148,227	907,149
Citigroup, Inc. (Diversified Financial Svs.)		42,736	1,094,896
CME Group, Inc. (Diversified Financial Svs.)		975	240,240
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,100	130,086
JPMorgan Chase & Co. (Diversified Financial Svs.)		57,043	1,718,135
Leucadia National Corp. (Diversified Financial Svs.)		2,900	65,772
Moody's Corp. (Diversified Financial Svs.)		2,900	88,305
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)	(a)	1,900	43,966
NYSE Euronext (Diversified Financial Svs.)		3,800	88,312
ACE Ltd. (Insurance)		4,900	296,940
Aflac, Inc. (Insurance)		6,800	237,660
Allstate Corp. / The (Insurance)		7,600	180,044
American International Group, Inc. (Insurance)	(a)	6,395	140,370
Aon Corp. (Insurance)		4,800	201,504
Assurant, Inc. (Insurance)		1,400	50,120
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	25,691	1,825,089
Chubb Corp. / The (Insurance)		4,200	251,958
Cincinnati Financial Corp. (Insurance)		2,366	62,297
Genworth Financial, Inc. Class A (Insurance)	(a)	7,200	41,328
Hartford Financial Services Group, Inc. (Insurance)		6,500	104,910
Lincoln National Corp. (Insurance)		4,486	70,116
Loews Corp. (Insurance)		4,561	157,583
Marsh & McLennan Cos., Inc. (Insurance)		7,900	209,666
MetLife, Inc. (Insurance)		15,500	434,155
Principal Financial Group, Inc. (Insurance)		4,600	104,282
Progressive Corp. / The (Insurance)		9,300	165,168
Prudential Financial, Inc. (Insurance)		7,100	332,706
Torchmark Corp. (Insurance)		1,550	54,033
Travelers Cos., Inc. / The (Insurance)		6,159	300,128
Unum Group (Insurance)		4,400	92,224
XL Group Plc (Insurance)		4,800	90,240
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		1,773	39,219
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		1,331	151,800
Boston Properties, Inc. (Real Estate Investment Trusts)		2,100	187,110
Equity Residential (Real Estate Investment Trusts)		4,300	223,041
HCP, Inc. (Real Estate Investment Trusts)		6,000	210,360
Health Care REIT, Inc. (Real Estate Investment Trusts)		2,600	121,680
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		10,302	112,704
Kimco Realty Corp. (Real Estate Investment Trusts)		6,000	90,180
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		2,400	83,304
ProLogis, Inc. (Real Estate Investment Trusts)		6,739	163,421
Public Storage (Real Estate Investment Trusts)		2,100	233,835
Simon Property Group, Inc. (Real Estate Investment Trusts)		4,262	468,735
Ventas, Inc. (Real Estate Investment Trusts)		4,200	207,480
Vornado Realty Trust (Real Estate Investment Trusts)		2,693	200,952
Weyerhaeuser Co. (Real Estate Investment Trusts)		7,863	122,270
CB Richard Ellis Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	4,800	64,608
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		7,700	43,582
People's United Financial, Inc. (Thrifts & Mortgage Finance)		5,500	62,700
			20,461,859
HEALTH CARE - 12.0%
Amgen, Inc. (Biotechnology)		13,506	742,155
Biogen Idec, Inc. (Biotechnology)	(a)	3,545	330,217
Celgene Corp. (Biotechnology)	(a)	6,700	414,864
Cephalon, Inc. (Biotechnology)	(a)	1,100	88,770
Gilead Sciences, Inc. (Biotechnology)	(a)	11,300	438,440
Baxter International, Inc. (Health Care Equip. & Supplies)		8,300	465,962
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,200	234,624

Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	22,403	132,402
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,250	77,837
Covidien PLC (Health Care Equip. & Supplies)		7,200	317,520
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,300	113,802
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,100	64,449
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,700	121,176
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	575	209,461
Medtronic, Inc. (Health Care Equip. & Supplies)		15,400	511,896
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		4,800	173,712
Stryker Corp. (Health Care Equip. & Supplies)		4,800	226,224
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,700	88,672
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,770	148,195
Aetna, Inc. (Health Care Providers & Svs.)		5,500	199,925
AmerisourceBergen Corp. (Health Care Providers & Svs.)		3,900	145,353
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,000	209,400
CIGNA Corp. (Health Care Providers & Svs.)		4,000	167,760
Coventry Health Care, Inc. (Health Care Providers & Svs.)	(a)	2,200	63,382
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,400	87,738
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	7,100	263,197
Humana, Inc. (Health Care Providers & Svs.)		2,400	174,552
Laboratory Corp of America Holdings (Health Care Providers & Svs.)	(a)	1,500	118,575
McKesson Corp. (Health Care Providers & Svs.)		3,600	261,720
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	5,676	266,148
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,400	40,082
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,300	113,528
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6,950	28,703
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		15,700	724,084
WellPoint, Inc. (Health Care Providers & Svs.)		5,300	345,984
Cerner Corp. (Health Care Technology)	(a)	2,100	143,892
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	5,100	159,375
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	2,617	100,571
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1,700	32,657
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)	(a)	5,600	283,584
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,300	98,137
Abbott Laboratories (Pharmaceuticals)		22,800	1,165,992
Allergan, Inc. (Pharmaceuticals)		4,500	370,710
Bristol-Myers Squibb Co. (Pharmaceuticals)		24,969	783,527
Eli Lilly & Co. (Pharmaceuticals)		14,900	550,853
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	4,000	123,160
Hospira, Inc. (Pharmaceuticals)	(a)	2,410	89,170
Johnson & Johnson (Pharmaceuticals)		40,100	2,554,771
Merck & Co., Inc. (Pharmaceuticals)		45,094	1,475,025
Mylan, Inc. (Pharmaceuticals)	(a)	6,200	105,400
Pfizer, Inc. (Pharmaceuticals)		114,110	2,017,465
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,800	122,850
			18,287,648
INDUSTRIALS - 10.1%
Boeing Co. / The (Aerospace & Defense)		10,800	653,508
General Dynamics Corp. (Aerospace & Defense)		5,300	301,517
Goodrich Corp. (Aerospace & Defense)		1,800	217,224
Honeywell International, Inc. (Aerospace & Defense)		11,400	500,574
ITT Corp. (Aerospace & Defense)		2,700	113,400
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,500	92,955
Lockheed Martin Corp. (Aerospace & Defense)		4,000	290,560
Northrop Grumman Corp. (Aerospace & Defense)		4,100	213,856
Precision Castparts Corp. (Aerospace & Defense)		2,100	326,466
Raytheon Co. (Aerospace & Defense)		5,200	212,524
Rockwell Collins, Inc. (Aerospace & Defense)		2,200	116,072
Textron, Inc. (Aerospace & Defense)		4,100	72,324
United Technologies Corp. (Aerospace & Defense)		13,300	935,788
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,400	164,328
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,100	125,705
FedEx Corp. (Air Freight & Logistics)		4,600	311,328
United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,300	903,045
Southwest Airlines Co. (Airlines)		11,800	94,872
Masco Corp. (Building Products)		5,200	37,024

Avery Dennison Corp. (Commercial Svs. & Supplies)		1,600	40,128
Cintas Corp. (Commercial Svs. & Supplies)		1,600	45,024
Iron Mountain, Inc. (Commercial Svs. & Supplies)		3,000	94,860
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,000	56,400
Republic Services, Inc. (Commercial Svs. & Supplies)		4,680	131,321
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		2,700	38,124
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,300	104,936
Waste Management, Inc. (Commercial Svs. & Supplies)		6,900	224,664
Fluor Corp. (Construction & Engineering)		2,500	116,375
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	1,900	61,351
Quanta Services, Inc. (Construction & Engineering)	(a)	3,100	58,249
Emerson Electric Co. (Electrical Equip.)		10,900	450,279
Rockwell Automation, Inc. (Electrical Equip.)		2,100	117,600
Roper Industries, Inc. (Electrical Equip.)		1,400	96,474
3M Co. (Industrial Conglomerates)		10,400	746,616
Danaher Corp. (Industrial Conglomerates)		8,300	348,102
General Electric Co. (Industrial Conglomerates)		155,100	2,363,724
Tyco International Ltd. (Industrial Conglomerates)		6,800	277,100
Caterpillar, Inc. (Machinery)		9,500	701,480
Cummins, Inc. (Machinery)		2,800	228,648
Deere & Co. (Machinery)		6,100	393,877
Dover Corp. (Machinery)		2,700	125,820
Eaton Corp. (Machinery)		5,000	177,500
Flowserve Corp. (Machinery)		800	59,200
Illinois Tool Works, Inc. (Machinery)		7,200	299,520
Ingersoll-Rand PLC (Machinery)		4,800	134,832
Joy Global, Inc. (Machinery)		1,500	93,570
PACCAR, Inc. (Machinery)		5,312	179,652
Pall Corp. (Machinery)		1,700	72,080
Parker Hannifin Corp. (Machinery)		2,300	145,199
Snap-On, Inc. (Machinery)		900	39,960
Stanley Black & Decker, Inc. (Machinery)		2,447	120,148
Dun & Bradstreet Corp. (Professional Svs.)		700	42,882
Equifax, Inc. (Professional Svs.)		1,800	55,332
Robert Half International, Inc. (Professional Svs.)		2,100	44,562
CSX Corp. (Road & Rail)		16,000	298,720
Norfolk Southern Corp. (Road & Rail)		5,100	311,202
Ryder System, Inc. (Road & Rail)		700	26,257
Union Pacific Corp. (Road & Rail)		7,100	579,857
Fastenal Co. (Trading Companies & Distributors)		4,300	143,104
W.W. Grainger, Inc. (Trading Companies & Distributors)		900	134,586
			15,462,385
INFORMATION TECHNOLOGY - 19.1%
Cisco Systems, Inc. (Communications Equip.)		80,500	1,246,945
F5 Networks, Inc. (Communications Equip.)	(a)	1,200	85,260
Harris Corp. (Communications Equip.)		1,800	61,506
JDS Uniphase Corp. (Communications Equip.)	(a)	3,375	33,649
Juniper Networks, Inc. (Communications Equip.)	(a)	7,800	134,628
Motorola Mobility Holdings, Inc. (Communications Equip.)	(a)	3,875	146,398
Motorola Solutions, Inc. (Communications Equip.)		4,414	184,947
QUALCOMM, Inc. (Communications Equip.)		24,600	1,196,298
Tellabs, Inc. (Communications Equip.)		5,300	22,737
Apple, Inc. (Computers & Peripherals)	(a)	13,550	5,164,989
Dell, Inc. (Computers & Peripherals)	(a)	22,700	321,205
EMC Corp. (Computers & Peripherals)	(a)	30,200	633,898
Hewlett-Packard Co. (Computers & Peripherals)		30,300	680,235
Lexmark International, Inc. Class A (Computers & Peripherals)	(a)	1,200	32,436
NetApp, Inc. (Computers & Peripherals)	(a)	5,400	183,276
SanDisk Corp. (Computers & Peripherals)	(a)	3,500	141,225
Western Digital Corp. (Computers & Peripherals)	(a)	3,400	87,448
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,500	101,925
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,000	284,280
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,300	57,615
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		2,700	48,033
Molex, Inc. (Electronic Equip., Instr. & Comp.)		2,000	40,740
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	2,700	53,676

eBay, Inc. (Internet Software & Svs.)	(a)	16,800	495,432
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,675	1,890,347
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	1,900	13,642
VeriSign, Inc. (Internet Software & Svs.)		2,400	68,664
Yahoo!, Inc. (Internet Software & Svs.)	(a)	18,500	243,460
Accenture PLC Class A (IT Svs.)		9,400	495,192
Automatic Data Processing, Inc. (IT Svs.)		7,200	339,480
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,400	275,880
Computer Sciences Corp. (IT Svs.)		2,300	61,755
Fidelity National Information Services, Inc. (IT Svs.)		3,600	87,552
Fiserv, Inc. (IT Svs.)	(a)	2,100	106,617
International Business Machines Corp. (IT Svs.)		17,500	3,063,025
Mastercard, Inc. Class A (IT Svs.)		1,575	499,527
Paychex, Inc. (IT Svs.)		4,700	123,939
SAIC, Inc. (IT Svs.)	(a)	4,000	47,240
Teradata Corp. (IT Svs.)	(a)	2,500	133,825
Total System Services, Inc. (IT Svs.)		2,377	40,243
Visa, Inc. (IT Svs.)		7,500	642,900
Western Union Co. / The (IT Svs.)		9,147	139,858
Xerox Corp. (Office Electronics)		20,502	142,899
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,500	43,180
Altera Corp. (Semiconductors & Equip.)		4,700	148,191
Analog Devices, Inc. (Semiconductors & Equip.)		4,400	137,500
Applied Materials, Inc. (Semiconductors & Equip.)		19,300	199,755
Broadcom Corp. Class A (Semiconductors & Equip.)	(a)	7,050	234,694
First Solar, Inc. (Semiconductors & Equip.)	(a)	850	53,729
Intel Corp. (Semiconductors & Equip.)		76,800	1,638,144
KLA-Tencor Corp. (Semiconductors & Equip.)		2,400	91,872
Linear Technology Corp. (Semiconductors & Equip.)		3,300	91,245
LSI Corp. (Semiconductors & Equip.)	(a)	8,400	43,512
MEMC Electronic Materials, Inc. (Semiconductors & Equip.)	(a)	3,400	17,816
Microchip Technology, Inc. (Semiconductors & Equip.)		2,800	87,108
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	14,700	74,088
Novellus Systems, Inc. (Semiconductors & Equip.)	(a)	1,000	27,260
NVIDIA Corp. (Semiconductors & Equip.)	(a)	8,800	110,000
Teradyne, Inc. (Semiconductors & Equip.)	(a)	2,700	29,727
Texas Instruments, Inc. (Semiconductors & Equip.)		16,900	450,385
Xilinx, Inc. (Semiconductors & Equip.)		3,900	107,016
Adobe Systems, Inc. (Software)	(a)	7,200	174,024
Autodesk, Inc. (Software)	(a)	3,300	91,674
BMC Software, Inc. (Software)	(a)	2,600	100,256
CA, Inc. (Software)		5,500	106,755
Citrix Systems, Inc. (Software)	(a)	2,800	152,684
Compuware Corp. (Software)	(a)	3,200	24,512
Electronic Arts, Inc. (Software)	(a)	4,900	100,205
Intuit, Inc. (Software)	(a)	4,400	208,736
Microsoft Corp. (Software)		109,100	2,715,499
Oracle Corp. (Software)		57,800	1,661,172
Red Hat, Inc. (Software)	(a)	2,800	118,328
Salesforce.com, Inc. (Software)	(a)	2,000	228,560
Symantec Corp. (Software)	(a)	10,994	179,202
			29,301,655
MATERIALS - 3.3%
Air Products & Chemicals, Inc. (Chemicals)		3,100	236,747
Airgas, Inc. (Chemicals)		1,000	63,820
CF Industries Holdings, Inc. (Chemicals)		1,050	129,560
Dow Chemical Co. / The (Chemicals)		17,300	388,558
Eastman Chemical Co. (Chemicals)		1,000	68,530
Ecolab, Inc. (Chemicals)		3,400	166,226
E.I. du Pont de Nemours & Co. (Chemicals)		13,600	543,592
FMC Corp. (Chemicals)		1,000	69,160
International Flavors & Fragrances, Inc. (Chemicals)		1,200	67,464
Monsanto Co. (Chemicals)		7,786	467,471
Mosaic Co. / The (Chemicals)		4,000	195,880
PPG Industries, Inc. (Chemicals)		2,300	162,518
Praxair, Inc. (Chemicals)		4,400	411,312

Sherwin-Williams Co. / The (Chemicals)		1,300	96,616
Sigma-Aldrich Corp. (Chemicals)		1,800	111,222
Vulcan Materials Co. (Construction Materials)		1,900	52,364
Ball Corp. (Containers & Packaging)		2,400	74,448
Bemis Co., Inc. (Containers & Packaging)		1,500	43,965
Owens-Illinois, Inc. (Containers & Packaging)	(a)	2,400	36,288
Sealed Air Corp. (Containers & Packaging)		2,300	38,410
AK Steel Holding Corp. (Metals & Mining)		1,600	10,464
Alcoa, Inc. (Metals & Mining)		15,600	149,292
Allegheny Technologies, Inc. (Metals & Mining)		1,600	59,184
Cliffs Natural Resources, Inc. (Metals & Mining)		2,100	107,457
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		13,852	421,793
Newmont Mining Corp. (Metals & Mining)		7,200	452,880
Nucor Corp. (Metals & Mining)		4,600	145,544
Titanium Metals Corp. (Metals & Mining)		1,200	17,976
United States Steel Corp. (Metals & Mining)		2,100	46,221
International Paper Co. (Paper & Forest Products)		6,400	148,800
MeadWestvaco Corp. (Paper & Forest Products)		2,500	61,400
			5,045,162
TELECOMMUNICATION SERVICES - 3.2%
AT&T, Inc. (Diversified Telecom. Svs.)		86,678	2,472,057
CenturyLink, Inc. (Diversified Telecom. Svs.)		8,972	297,153
Frontier Communications Corp. (Diversified Telecom. Svs.)		14,541	88,846
Verizon Communications, Inc. (Diversified Telecom. Svs.)		41,400	1,523,520
Windstream Corp. (Diversified Telecom. Svs.)		7,496	87,403
American Tower Corp. Class A (Wireless Telecom. Svs.)	(a)	5,800	312,040
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	4,300	37,453
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	43,832	133,249
			4,951,721
UTILITIES - 3.9%
American Electric Power Co., Inc. (Electric Utilities)		7,100	269,942
Duke Energy Corp. (Electric Utilities)		19,536	390,525
Edison International (Electric Utilities)		4,800	183,600
Entergy Corp. (Electric Utilities)		2,600	172,354
Exelon Corp. (Electric Utilities)		9,700	413,317
FirstEnergy Corp. (Electric Utilities)		6,134	275,478
NextEra Energy, Inc. (Electric Utilities)		6,200	334,924
Northeast Utilities (Electric Utilities)		2,600	87,490
Pepco Holdings, Inc. (Electric Utilities)		3,300	62,436
Pinnacle West Capital Corp. (Electric Utilities)		1,600	68,704
PPL Corp. (Electric Utilities)		8,500	242,590
Progress Energy, Inc. (Electric Utilities)		4,300	222,396
Southern Co. (Electric Utilities)		12,500	529,625
Nicor, Inc. (Gas Utilities)		700	38,507
Oneok, Inc. (Gas Utilities)		1,500	99,060
AES Corp. / The (Ind. Power Prod. & Energy Traders)	(a)	9,600	93,696
Constellation Energy Group, Inc. (Ind. Power Prod. & Energy Traders)		2,900	110,374
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(a)	3,500	74,235
Ameren Corp. (Multi-Utilities)		3,500	104,195
CenterPoint Energy, Inc. (Multi-Utilities)		6,200	121,644
CMS Energy Corp. (Multi-Utilities)		3,700	73,223
Consolidated Edison, Inc. (Multi-Utilities)		4,300	245,186
Dominion Resources, Inc. (Multi-Utilities)		8,300	421,391
DTE Energy Co. (Multi-Utilities)		2,500	122,550
Integrys Energy Group, Inc. (Multi-Utilities)		1,112	54,065
NiSource, Inc. (Multi-Utilities)		4,100	87,658
PG&E Corp. (Multi-Utilities)		5,900	249,629
Public Service Enterprise Group, Inc. (Multi-Utilities)		7,400	246,938
SCANA Corp. (Multi-Utilities)		1,700	68,765
Sempra Energy (Multi-Utilities)		3,500	180,250
TECO Energy, Inc. (Multi-Utilities)		3,200	54,816
Wisconsin Energy Corp. (Multi-Utilities)		3,400	106,386
Xcel Energy, Inc. (Multi-Utilities)		7,100	175,299
			5,981,248
Total Common Stocks (Cost $143,135,198)			$150,708,134

Exchange Traded Funds - 1.3%		Shares	Value
SPDR S&P 500 ETF Trust		16,975	$1,921,061
Total Exchange Traded Funds (Cost $1,962,847)			$1,921,061

Repurchase Agreements - 0.1%		Face Amount	Amortized Cost
U.S Bank, Agreement Date: 09/30/11, Repurchase price $155,000 Collateralized by: Freddie Mac 15 yr Gold PC Pool #E99143 (FGCI) 4.500%, Due 09/01/2018 with a value of $158,260		$155,000	$155,000
Total Repurchase Agreements (Cost $155,000)			$155,000

Total Investments - 99.9% (Cost $145,253,045)	(b)		$152,784,195
Other Assets in Excess of Liabilities - 0.1%			212,873
Net Assets - 100.0%			$152,997,068

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 97.3%		Shares	Value
CONSUMER DISCRETIONARY - 1.5%
McDonald's Corp. (Hotels, Restaurants & Leisure)		5,225	$458,859
CONSUMER STAPLES - 26.8%
Coca-Cola Co. / The (Beverages)		4,115	278,009
General Mills, Inc. (Food Products)		15,800	607,826
H.J. Heinz Co. (Food Products)		17,775	897,282
Kellogg Co. (Food Products)		7,700	409,563
Unilever PLC (Food Products)	(a)	28,410	889,922
Kimberly-Clark Corp. (Household Products)		15,075	1,070,476
Procter & Gamble Co. / The (Household Products)		16,760	1,058,897
Avon Products, Inc. (Personal Products)		18,200	356,720
Altria Group, Inc. (Tobacco)		32,320	866,499
Lorillard, Inc. (Tobacco)		5,400	597,780
Philip Morris International, Inc. (Tobacco)		10,535	657,173
Reynolds American, Inc. (Tobacco)		16,020	600,430
			8,290,577
ENERGY - 9.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		2,650	245,178
ConocoPhillips (Oil, Gas & Consumable Fuels)		12,805	810,813
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	31,920	993,186
Total S.A. (Oil, Gas & Consumable Fuels)	(a)	22,720	1,002,391
			3,051,568
FINANCIALS - 1.8%
Cincinnati Financial Corp. (Insurance)		10,000	263,300
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		24,400	290,360
			553,660
HEALTH CARE - 20.1%
Abbott Laboratories (Pharmaceuticals)		22,350	1,142,979
AstraZeneca PLC (Pharmaceuticals)	(a)	19,600	869,841
Bristol-Myers Squibb Co. (Pharmaceuticals)		35,775	1,122,619
Eli Lilly & Co. (Pharmaceuticals)		26,700	987,099
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	49,316	1,017,643
Johnson & Johnson (Pharmaceuticals)		16,860	1,074,151
			6,214,332
TELECOMMUNICATION SERVICES - 19.1%
AT&T, Inc. (Diversified Telecom. Svs.)		36,900	1,052,388
BCE, Inc. (Diversified Telecom. Svs.)		21,280	797,873
CenturyLink, Inc. (Diversified Telecom. Svs.)		21,125	699,660
Telefonica S.A. (Diversified Telecom. Svs.)	(a)	43,464	832,976
Verizon Communications, Inc. (Diversified Telecom. Svs.)		27,720	1,020,096
Windstream Corp. (Diversified Telecom. Svs.)		43,105	502,604
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		38,570	989,320
			5,894,917
UTILITIES - 18.2%
Duke Energy Corp. (Electric Utilities)		53,920	1,077,861
Pepco Holdings, Inc. (Electric Utilities)		21,200	401,104
Pinnacle West Capital Corp. (Electric Utilities)		7,200	309,168
PPL Corp. (Electric Utilities)		25,200	719,208
Southern Co. (Electric Utilities)		24,560	1,040,607
Consolidated Edison, Inc. (Multi-Utilities)		6,000	342,120
Dominion Resources, Inc. (Multi-Utilities)		5,025	255,119
National Grid PLC (Multi-Utilities)	(a)	116,900	1,158,718
SCANA Corp. (Multi-Utilities)		7,875	318,544
			5,622,449
Total Common Stocks (Cost $28,258,897)			$30,086,362

Money Market Funds - 2.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		787,000	$787,000
Total Money Market Funds (Cost $787,000)			$787,000

Total Investments - 99.9% (Cost $29,045,897)	(b)		$30,873,362
Other Assets in Excess of Liabilities - 0.1%			37,376
Net Assets - 100.0%			$30,910,738

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $6,764,677, or 21.9% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Corporate Bonds - 100.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 31.3%
Allison Transmission, Inc. (Auto Components)	(b)	7.125%	05/15/2019	$600,000	$546,000
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(b)	9.250%	01/15/2017	720,000	752,400
American Tire Distributors, Inc. (Auto Components)		9.750%	06/01/2017	650,000	646,750
Cooper-Standard Automotive, Inc. (Auto Components)		8.500%	05/01/2018	775,000	794,375
Dana Holding Corp. (Auto Components)		6.750%	02/15/2021	100,000	95,500
Dana Holding Corp. (Auto Components)		6.500%	02/15/2019	100,000	95,500
Exide Technologies (Auto Components)		8.625%	02/01/2018	1,275,000	1,192,125
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	1,150,000	1,081,000
Lear Corp. (Auto Components)		8.125%	03/15/2020	75,000	79,125
Pittsburgh Glass Works LLC (Auto Components)	(b)	8.500%	04/15/2016	700,000	647,500
Stoneridge, Inc. (Auto Components)	(b)	9.500%	10/15/2017	725,000	743,125
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	328,250
Tenneco, Inc. (Auto Components)		6.875%	12/15/2020	450,000	438,750
Tomkins LLC (Auto Components)	(b)	9.000%	10/01/2018	650,000	669,500
Tower Automotive Holdings U.S.A. LLC / T.A. Holdings Finance, Inc. (Auto Components)	(b)	10.625%	09/01/2017	450,000	447,750
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	1,275,000	1,187,344
General Motors Corp. (Acquired 04/22/2011, Cost $0)(Automobiles)	(a)(f)(g)(h)	0.000%	09/01/2025	1,100,000	13,750
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)	(b)	8.250%	06/15/2021	1,050,000	813,750
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)	(b)	8.000%	06/15/2019	525,000	412,125
Jaguar Land Rover PLC (Automobiles)	(b)	8.125%	05/15/2021	400,000	354,000
Jaguar Land Rover PLC (Automobiles)	(b)	7.750%	05/15/2018	100,000	89,500
Affinia Group, Inc. (Distributors)	(b)	10.750%	08/15/2016	475,000	486,875
Affinia Group, Inc. (Distributors)		9.000%	11/30/2014	450,000	436,500
Knowledge Learning Corp. (Diversified Consumer Svs.)	(b)	7.750%	02/01/2015	1,150,000	1,098,250
American Casino & Entertainment Properties LLC (Hotels, Restaurants & Leisure)		11.000%	06/15/2014	716,000	696,310
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)	(b)	7.500%	04/15/2021	550,000	534,875
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	1,450,000	1,469,937
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		9.125%	08/01/2018	1,000,000	1,037,500
DineEquity, Inc. (Hotels, Restaurants & Leisure)		9.500%	10/30/2018	1,575,000	1,571,062
Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	02/15/2015	1,325,000	1,331,625
Jacobs Entertainment, Inc. (Hotels, Restaurants & Leisure)		9.750%	06/15/2014	1,100,000	1,080,750
MGM Resorts International (Hotels, Restaurants & Leisure)		7.500%	06/01/2016	1,900,000	1,657,750
MGM Resorts International (Hotels, Restaurants & Leisure)		11.125%	11/15/2017	225,000	248,062
NPC International, Inc. (Hotels, Restaurants & Leisure)		9.500%	05/01/2014	1,225,000	1,209,687
Peninsula Gaming LLC / Peninsula Gaming Corp. (Hotels, Restaurants & Leisure)		10.750%	08/15/2017	575,000	557,750
Peninsula Gaming LLC / Peninsula Gaming Corp. (Hotels, Restaurants & Leisure)		8.375%	08/15/2015	725,000	725,000
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		8.750%	08/15/2019	300,000	319,500
San Pasqual Casino (Hotels, Restaurants & Leisure)	(b)	8.000%	09/15/2013	350,000	343,875
Seminole Hard Rock Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)(e)	2.847%	03/15/2014	1,075,000	962,125
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	825,000	821,700
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.750%	10/01/2017	150,000	151,500
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	8.625%	04/15/2016	825,000	816,750
Hillman Group, Inc. (Household Durables)		10.875%	06/01/2018	675,000	671,625
Hillman Group, Inc. (Household Durables)	(b)	10.875%	06/01/2018	225,000	223,875
Jarden Corp. (Household Durables)		7.500%	05/01/2017	725,000	743,125
Jarden Corp. (Household Durables)		8.000%	05/01/2016	225,000	238,781
Libbey Glass, Inc. (Household Durables)		10.000%	02/15/2015	719,000	756,747
Norcraft Cos. LP / Norcraft Finance Corp. (Household Durables)		10.500%	12/15/2015	1,375,000	1,261,562
Sealy Mattress Co. (Household Durables)		8.250%	06/15/2014	1,700,000	1,610,750
Sealy Mattress Co. (Household Durables)	(b)	10.875%	04/15/2016	315,000	333,900
Simmons Bedding Co. (Household Durables)	(b)	11.250%	07/15/2015	1,200,000	1,243,500
Yankee Candle Co., Inc. (Household Durables)		9.750%	02/15/2017	1,725,000	1,599,937
YCC Holdings LLC / Yankee Finance, Inc. (Household Durables)	(d)	10.250%	02/15/2016	700,000	598,500
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)	(b)	8.500%	04/01/2019	2,000,000	1,770,000
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		12.535%	10/12/2017	250,000	240,000
Easton-Bell Sports, Inc. (Leisure Equip. & Products)		9.750%	12/01/2016	925,000	971,250
AMC Networks, Inc. (Media)	(b)	7.750%	07/15/2021	575,000	592,250
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	78,375
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		7.875%	04/30/2018	1,025,000	1,048,062
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		7.000%	01/15/2019	125,000	121,875
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)	(b)	7.000%	01/15/2019	300,000	291,750
Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media)	(b)	8.625%	11/15/2017	175,000	174,125
Cinemark U.S.A, Inc. (Media)		8.625%	06/15/2019	950,000	983,250
Cinemark U.S.A, Inc. (Media)		7.375%	06/15/2021	500,000	475,000
Clear Channel Communications, Inc. (Media)		9.000%	03/01/2021	1,325,000	990,437
Clear Channel Worldwide Holdings, Inc. (Media)		9.250%	12/15/2017	925,000	950,437
Clear Channel Worldwide Holdings, Inc. (Media)		9.250%	12/15/2017	325,000	331,500
Crown Media Holdings, Inc. (Media)	(b)	10.500%	07/15/2019	925,000	920,375
Cumulus Media, Inc. (Media)	(b)	7.750%	05/01/2019	1,025,000	868,687
Entravision Communications Corp. (Media)		8.750%	08/01/2017	775,000	730,437
Fox Acquisition Sub LLC (Media)	(b)	13.375%	07/15/2016	1,000,000	1,055,000
Houghton Mifflin Harcourt Publishers, Inc. / Houghton Mifflin Harcourt Publishing (Media)	(b)	10.500%	06/01/2019	1,050,000	750,750
Insight Communications Co., Inc. (Media)	(b)	9.375%	07/15/2018	675,000	759,375
Intelsat Jackson Holdings SA (Media)		11.250%	06/15/2016	2,025,000	2,070,562
Intelsat Jackson Holdings SA (Media)	(b)	7.250%	04/01/2019	550,000	511,500

Intelsat Jackson Holdings SA (Media)	(b)	7.500%	04/01/2021	450,000	419,625
Intelsat Jackson Holdings SA (Media)		8.500%	11/01/2019	675,000	661,500
Intelsat Luxembourg SA (Media)	(d)	11.500%	02/04/2017	350,000	301,875
Lamar Media Corp. (Media)		6.625%	08/15/2015	950,000	938,125
Lamar Media Corp. (Media)		6.625%	08/15/2015	375,000	370,312
MDC Partners, Inc. (Media)		11.000%	11/01/2016	1,175,000	1,274,875
MDC Partners, Inc. (Media)	(b)	11.000%	11/01/2016	250,000	268,750
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc. (Media)		8.875%	04/15/2017	550,000	545,875
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	225,000	214,875
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	433,346	413,845
Nielsen Finance LLC / Nielsen Finance Co. (Media)		7.750%	10/15/2018	400,000	410,000
ProQuest LLC Co. (Media)	(b)	9.000%	10/15/2018	750,000	691,875
Regal Cinemas Corp. (Media)		8.625%	07/15/2019	1,050,000	1,073,625
Sirius XM Radio, Inc. (Media)	(b)	8.750%	04/01/2015	1,000,000	1,087,500
Sitel LLC Corp. (Media)		11.500%	04/01/2018	1,075,000	854,625
Virgin Media Finance PLC (Media)		9.500%	08/15/2016	1,025,000	1,112,125
Visant Corp. (Media)		10.000%	10/01/2017	1,775,000	1,650,750
XM Satellite Radio, Inc. (Media)	(b)	7.625%	11/01/2018	475,000	482,125
Dollar General Corp. (Multiline Retail)		11.875%	07/15/2017	635,000	704,850
QVC, Inc. (Multiline Retail)	(b)	7.500%	10/01/2019	1,025,000	1,096,750
QVC, Inc. (Multiline Retail)	(b)	7.125%	04/15/2017	200,000	210,000
Toys "R" Us Property Co. I LLC (Multiline Retail)		10.750%	07/15/2017	950,000	1,009,375
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	600,000	561,000
Gymboree Corp. (Specialty Retail)		9.125%	12/01/2018	1,325,000	987,125
Needle Merger Sub Corp. (Specialty Retail)	(b)	8.125%	03/15/2019	1,450,000	1,268,750
Penske Automotive Group, Inc. (Specialty Retail)		7.750%	12/15/2016	1,275,000	1,268,625
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	1,350,000	1,356,750
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		10.500%	11/15/2016	1,250,000	1,296,875
					77,485,183
CONSUMER STAPLES - 4.5%
U.S. Foodservice (Food & Staples Retailing)	(b)	8.500%	06/30/2019	1,325,000	1,202,437
B&G Foods, Inc. (Food Products)		7.625%	01/15/2018	525,000	544,687
Darling International, Inc. (Food Products)		8.500%	12/15/2018	125,000	135,312
Dean Foods Co. (Food Products)		7.000%	06/01/2016	1,200,000	1,137,000
Dean Foods Co. (Food Products)		9.750%	12/15/2018	975,000	992,062
Del Monte Foods Co. (Food Products)	(b)	7.625%	02/15/2019	550,000	467,500
Michael Foods, Inc. (Food Products)		9.750%	07/15/2018	1,975,000	2,049,062
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		9.250%	04/01/2015	875,000	872,812
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		10.625%	04/01/2017	425,000	428,187
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		8.250%	09/01/2017	500,000	490,000
Central Garden and Pet Co. (Household Products)		8.250%	03/01/2018	550,000	528,000
Spectrum Brands Holdings, Inc. (Household Products)	(d)	12.000%	08/28/2019	1,221,650	1,328,544
Spectrum Brands Holdings, Inc. (Household Products)		9.500%	06/15/2018	300,000	321,000
Prestige Brands, Inc. (Personal Products)		8.250%	04/01/2018	725,000	743,125
					11,239,728
ENERGY - 8.2%
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.125%	04/15/2016	850,000	811,750
Basic Energy Services, Inc. (Energy Equip. & Svs.)	(b)	7.750%	02/15/2019	425,000	405,875
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,089,000
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		9.500%	05/15/2016	400,000	412,000
Complete Production Services, Inc. (Energy Equip. & Svs.)		8.000%	12/15/2016	600,000	603,000
Crosstex Energy LP / Crosstex Energy Finance Corp. (Energy Equip. & Svs.)		8.875%	02/15/2018	1,275,000	1,313,250
Forbes Energy Services Ltd. (Energy Equip. & Svs.)	(b)	9.000%	06/15/2019	800,000	744,000
PHI, Inc. (Energy Equip. & Svs.)		8.625%	10/15/2018	775,000	767,250
SESI LLC (Energy Equip. & Svs.)	(b)	6.375%	05/01/2019	275,000	266,750
Aquilex Holdings LLC / Aquilex Finance Corp. (Oil, Gas & Consumable Fuels)		11.125%	12/15/2016	575,000	255,875
ATP Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		11.875%	05/01/2015	1,050,000	736,312
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.750%	11/01/2020	150,000	143,625
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)		6.875%	06/01/2019	175,000	171,500
Chaparral Energy, Inc. (Oil, Gas & Consumable Fuels)		9.875%	10/01/2020	1,075,000	1,080,375
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	425,000	446,250
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9.500%	02/15/2015	425,000	481,312
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	08/15/2018	325,000	336,375
Coffeyville Resources LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	10.875%	04/01/2017	875,000	980,000
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		7.750%	04/01/2019	550,000	517,000
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	01/15/2021	525,000	525,000
Copano Energy LLC / Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.125%	04/01/2021	300,000	294,750
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		8.250%	02/15/2020	273,000	288,015
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		9.750%	03/01/2016	125,000	135,625
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		6.375%	08/15/2021	275,000	268,125
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		7.500%	10/15/2020	1,400,000	1,445,500
EXCO Resources, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2018	575,000	508,875
Hilcorp Energy I LP / Hilcorp Finance Co. (Oil, Gas & Consumable Fuels)	(b)	7.750%	11/01/2015	400,000	405,000
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	03/01/2015	650,000	645,125
Inergy LP Corp. (Oil, Gas & Consumable Fuels)		8.750%	03/01/2015	276,000	282,900
Inergy LP Corp. (Oil, Gas & Consumable Fuels)		7.000%	10/01/2018	250,000	236,250
Inergy LP Corp. (Oil, Gas & Consumable Fuels)		6.875%	08/01/2021	600,000	549,000
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	675,000	698,625
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.500%	05/15/2019	50,000	46,250
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	500,000	502,500
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		7.000%	03/15/2017	125,000	125,625
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	284,625

Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		9.375%	06/01/2016	600,000	652,500
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	225,000	223,875
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.500%	06/15/2019	775,000	755,625
					20,435,289
FINANCIALS - 7.9%
Nuveen Investments, Inc. (Capital Markets)		10.500%	11/15/2015	1,975,000	1,831,812
CIT Group, Inc. (Commercial Banks)	(b)	6.625%	04/01/2018	275,000	275,000
CIT Group, Inc. (Commercial Banks)	(b)	7.000%	05/02/2017	5,500,000	5,341,875
Ally Financial, Inc. (Consumer Finance)		7.000%	02/01/2012	625,000	630,469
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	225,000	198,562
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	2,425,000	2,403,781
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	375,000	348,045
Ally Financial, Inc. (Consumer Finance)		7.500%	09/15/2020	250,000	227,187
Ally Financial, Inc. (Consumer Finance)		6.250%	12/01/2017	300,000	262,458
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	12/15/2016	3,175,000	3,472,529
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	06/01/2014	650,000	689,543
Ford Motor Credit Co. LLC (Consumer Finance)		8.125%	01/15/2020	150,000	170,730
Express LLC / Express Finance Corp. (Diversified Financial Svs.)		8.750%	03/01/2018	550,000	580,250
Interactive Data Corp. (Diversified Financial Svs.)		10.250%	08/01/2018	1,150,000	1,242,000
TransUnion LLC / TransUnion Financing Corp. (Diversified Financial Svs.)		11.375%	06/15/2018	750,000	819,375
Reliance Intermediate Holdings LP (Insurance)	(b)	9.500%	12/15/2019	550,000	580,250
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.375%	03/15/2015	175,000	175,000
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.750%	06/01/2016	100,000	100,500
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.875%	11/01/2014	250,000	248,125
					19,597,491
HEALTH CARE - 8.9%
Giant Funding Corp. (Biotechnology)	(b)	8.250%	02/01/2018	450,000	452,250
Alere, Inc. (Health Care Equip. & Supplies)		7.875%	02/01/2016	525,000	498,750
Alere, Inc. (Health Care Equip. & Supplies)		9.000%	05/15/2016	925,000	888,000
Bausch & Lomb, Inc. (Health Care Equip. & Supplies)		9.875%	11/01/2015	950,000	957,125
Biomet, Inc. (Health Care Equip. & Supplies)		11.625%	10/15/2017	2,425,000	2,528,062
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)	(b)	9.750%	10/15/2017	250,000	210,000
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)	(b)	7.750%	04/15/2018	550,000	473,000
VWR Funding, Inc. (Health Care Equip. & Supplies)		10.250%	07/15/2015	2,054,843	2,044,569
CDRT Merger Sub, Inc. (Health Care Providers & Svs.)	(b)	8.125%	06/01/2019	1,450,000	1,348,500
CRC Health Corp. (Health Care Providers & Svs.)		10.750%	02/01/2016	550,000	545,875
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(b)	9.000%	07/15/2019	725,000	681,500
HCA Holdings, Inc. (Health Care Providers & Svs.)	(b)	7.750%	05/15/2021	925,000	871,813
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	192,938
HCA, Inc. (Health Care Providers & Svs.)		7.875%	02/15/2020	275,000	286,000
HCA, Inc. (Health Care Providers & Svs.)		9.875%	02/15/2017	145,000	157,325
HCA, Inc. (Health Care Providers & Svs.)		7.500%	02/15/2022	2,275,000	2,104,375
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	275,000	269,500
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)	(b)	8.375%	05/15/2019	800,000	652,000
inVentiv Health, Inc. (Health Care Providers & Svs.)	(b)	10.000%	08/15/2018	825,000	730,125
Multiplan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	1,450,000	1,442,750
Omnicare, Inc. (Health Care Providers & Svs.)		6.875%	12/15/2015	146,000	151,293
Omnicare, Inc. (Health Care Providers & Svs.)		7.750%	06/01/2020	475,000	486,875
United Surgical Partners International, Inc. (Health Care Providers & Svs.)	(d)	9.250%	05/01/2017	1,250,000	1,256,250
Universal Hospital Services, Inc. (Health Care Providers & Svs.)		8.500%	06/01/2015	1,150,000	1,125,563
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(e)	3.778%	06/01/2015	150,000	129,750
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(b)(d)	8.500%	06/01/2015	325,000	318,094
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. (Health Care Providers & Svs.)		8.000%	02/01/2018	1,450,000	1,337,625
					22,139,907
INDUSTRIALS - 13.7%
Alliant Techsystems, Inc. (Aerospace & Defense)		6.750%	04/01/2016	250,000	251,875
Sequa Corp. (Aerospace & Defense)	(b)	11.750%	12/01/2015	300,000	316,500
Sequa Corp. (Aerospace & Defense)	(b)	13.500%	12/01/2015	183,054	194,953
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	1,475,000	1,508,188
CHC Helicopter SA (Air Freight & Logistics)	(b)	9.250%	10/15/2020	975,000	833,625
American Standard Americas (Acquired 01/13/2011, Cost $100,000)(Building Products)	(b)(f)(h)	10.750%	01/15/2016	100,000	76,500
Associated Materials LLC (Building Products)		9.125%	11/01/2017	875,000	713,125
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	226,125
Building Materials Corp. of America (Building Products)	(b)	6.750%	05/01/2021	375,000	357,188
Masonite International Corp. (Building Products)	(b)	8.250%	04/15/2021	875,000	794,063
Nortek, Inc. (Building Products)	(b)	10.000%	12/01/2018	600,000	558,000
Nortek, Inc. (Building Products)	(b)	8.500%	04/15/2021	875,000	708,750
Ply Gem Industries, Inc. (Building Products)		8.250%	02/15/2018	825,000	676,500
RBS Global, Inc. / Rexnord LLC (Building Products)		8.500%	05/01/2018	1,250,000	1,203,125
Thermon Industries, Inc. (Building Products)		9.500%	05/01/2017	393,000	410,685
Altegrity, Inc. (Acquired 10/19/2007 through 02/08/2011, Cost $701,651)(Commercial Svs. & Supplies)	(b)(f)(h)	11.750%	05/01/2016	750,000	693,750
Altegrity, Inc. (Commercial Svs. & Supplies)	(b)	10.500%	11/01/2015	425,000	397,375
ARAMARK Corp. (Commercial Svs. & Supplies)		8.500%	02/01/2015	950,000	966,625
ARAMARK Corp. (Commercial Svs. & Supplies)	(e)	3.754%	02/01/2015	150,000	139,500
ARAMARK Holdings Corp. (Commercial Svs. & Supplies)	(b)(d)	8.625%	05/01/2016	1,125,000	1,113,750
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	9.750%	03/15/2017	1,175,000	1,204,375
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.250%	12/15/2020	275,000	270,188

International Lease Finance Corp. (Commercial Svs. & Supplies)		8.625%	09/15/2015	450,000	448,313
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.750%	03/15/2017	2,425,000	2,443,188
International Lease Finance Corp. (Commercial Svs. & Supplies)		5.750%	05/15/2016	250,000	222,421
International Lease Finance Corp. (Commercial Svs. & Supplies)		6.250%	05/15/2019	225,000	195,852
Iron Mountain, Inc. (Commercial Svs. & Supplies)		7.750%	10/01/2019	525,000	523,688
Maxim Crane Works LP (Commercial Svs. & Supplies)	(b)	12.250%	04/15/2015	850,000	735,250
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		9.500%	12/01/2014	304,000	304,000
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)	(b)	10.000%	07/15/2017	175,000	184,625
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		10.250%	11/15/2019	625,000	615,625
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		8.250%	02/01/2021	200,000	174,000
SGS International, Inc. (Commercial Svs. & Supplies)		12.000%	12/15/2013	900,000	902,250
United Rentals North America, Inc. (Commercial Svs. & Supplies)		8.375%	09/15/2020	1,325,000	1,222,313
West Corp. (Commercial Svs. & Supplies)		11.000%	10/15/2016	1,325,000	1,371,375
West Corp. (Commercial Svs. & Supplies)		8.625%	10/01/2018	175,000	171,063
West Corp. (Commercial Svs. & Supplies)		7.875%	01/15/2019	800,000	756,000
Atkore International, Inc. (Electrical Equip.)	(b)	9.875%	01/01/2018	275,000	250,250
Belden, Inc. (Electrical Equip.)		7.000%	03/15/2017	450,000	452,250
Belden, Inc. (Electrical Equip.)		9.250%	06/15/2019	200,000	217,000
CommScope, Inc. (Electrical Equip.)	(b)	8.250%	01/15/2019	1,375,000	1,347,500
General Cable Corp. (Electrical Equip.)		7.125%	04/01/2017	600,000	603,000
International Wire Group Holdings, Inc. (Electrical Equip.)	(b)	9.750%	04/15/2015	625,000	617,188
Viasystems, Inc. (Electrical Equip.)	(b)	12.000%	01/15/2015	275,000	295,625
Amsted Industries, Inc. (Machinery)	(b)	8.125%	03/15/2018	200,000	208,000
Case New Holland, Inc. (Machinery)		7.875%	12/01/2017	225,000	240,750
Dynacast International LLC / Dynacast Finance, Inc. (Machinery)	(b)	9.250%	07/15/2019	625,000	568,750
Meritor, Inc. (Machinery)		10.625%	03/15/2018	775,000	749,813
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	675,000	529,875
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	600,000	594,000
Navistar International Corp. (Machinery)		8.250%	11/01/2021	400,000	412,500
Stena AB (Marine)		7.000%	12/01/2016	175,000	153,125
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)		9.625%	03/15/2018	925,000	920,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)		8.250%	01/15/2019	575,000	529,000
Hertz Corp. / The (Road & Rail)		8.875%	01/01/2014	74,000	74,370
Hertz Corp. / The (Road & Rail)		7.500%	10/15/2018	100,000	96,000
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	935,313
Interline Brands, Inc. (Trading Companies & Distributors)		7.000%	11/15/2018	400,000	393,000
					34,072,412
INFORMATION TECHNOLOGY - 10.3%
Seagate HDD Cayman (Computers & Peripherals)	(b)	7.750%	12/15/2018	400,000	394,000
Seagate HDD Cayman (Computers & Peripherals)	(b)	7.000%	11/01/2021	300,000	277,500
Seagate HDD Cayman (Computers & Peripherals)		6.875%	05/01/2020	375,000	346,875
Seagate Technology HDD Holdings (Computers & Peripherals)		6.800%	10/01/2016	575,000	575,000
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	12.250%	05/01/2016	775,000	747,875
Kemet Corp. (Electronic Equip., Instr. & Comp.)		10.500%	05/01/2018	825,000	870,375
Ceridian Corp. (IT Svs.)		11.250%	11/15/2015	250,000	207,500
Compucom Systems, Inc. (IT Svs.)	(b)	12.500%	10/01/2015	1,125,000	1,136,250
CoreLogic, Inc. (IT Svs.)	(b)	7.250%	06/01/2021	1,025,000	925,063
Fidelity National Information Services, Inc. (IT Svs.)		7.875%	07/15/2020	125,000	130,625
Fidelity National Information Services, Inc. (IT Svs.)		7.625%	07/15/2017	1,025,000	1,071,125
First Data Corp. (IT Svs.)	(b)(d)	8.750%	01/15/2022	700,000	556,500
First Data Corp. (IT Svs.)	(b)	8.250%	01/15/2021	475,000	377,625
iGate Corp. (IT Svs.)	(b)	9.000%	05/01/2016	1,050,000	981,750
Lender Processing Services, Inc. (IT Svs.)		8.125%	07/01/2016	1,250,000	1,181,250
Mantech International Corp. (IT Svs.)		7.250%	04/15/2018	200,000	199,000
Stream Global Services, Inc. (IT Svs.)		11.250%	10/01/2014	775,000	796,313
SunGard Data Systems, Inc. (IT Svs.)		10.250%	08/15/2015	1,150,000	1,167,250
SunGard Data Systems, Inc. (IT Svs.)		10.625%	05/15/2015	975,000	1,021,313
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	175,000	163,625
SunGard Data Systems, Inc. (IT Svs.)		7.375%	11/15/2018	175,000	163,625
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		8.125%	12/15/2017	725,000	728,625
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.750%	08/01/2020	675,000	664,875
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	9.250%	04/15/2018	725,000	748,563
Freescale Semiconductor, Inc. (Semiconductors & Equip.)		10.750%	08/01/2020	1,300,000	1,306,500
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co. (Semiconductors & Equip.)		10.500%	04/15/2018	925,000	980,500
Spansion LLC (Semiconductors & Equip.)	(b)	7.875%	11/15/2017	900,000	886,500
Allen Systems Group, Inc. (Software)	(b)	10.500%	11/15/2016	1,075,000	983,625
Aspect Software, Inc. (Software)		10.625%	05/15/2017	1,050,000	1,060,500
Audatex North America, Inc. (Software)	(b)	6.750%	06/15/2018	725,000	723,188
Eagle Parent, Inc. (Software)	(b)	8.625%	05/01/2019	1,300,000	1,183,000
Lawson Software, Inc. (Software)	(b)	11.500%	07/15/2018	900,000	805,500
Serena Software, Inc. (Software)		10.375%	03/15/2016	850,000	871,250
SS&C Technologies, Inc. (Software)		11.750%	12/01/2013	163,000	165,445
SSI Investments II / SSI Co-Issuer LLC (Software)		11.125%	06/01/2018	1,200,000	1,200,000
					25,598,510
MATERIALS - 8.8%
Ferro Corp. (Chemicals)		7.875%	08/15/2018	500,000	502,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	925,000	767,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		9.000%	11/15/2020	550,000	405,625
Huntsman International LLC (Chemicals)		5.500%	06/30/2016	725,000	679,688
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	550,000	537,625
Huntsman International LLC (Chemicals)		8.625%	03/15/2021	525,000	505,313
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	575,000	599,438

Momentive Performance Materials, Inc. (Chemicals)		9.000%	01/15/2021	675,000	465,750
Nalco Co. (Chemicals)		8.250%	05/15/2017	575,000	629,625
Nalco Co. (Chemicals)	(b)	6.625%	01/15/2019	250,000	275,000
Omnova Solutions, Inc. (Chemicals)		7.875%	11/01/2018	675,000	550,125
OXEA Finance & Cy SCA (Chemicals)	(b)	9.500%	07/15/2017	634,000	619,735
Scotts Miracle-Gro Co. / The (Chemicals)	(b)	6.625%	12/15/2020	550,000	541,750
Solutia, Inc. (Chemicals)		8.750%	11/01/2017	1,025,000	1,096,750
Solutia, Inc. (Chemicals)		7.875%	03/15/2020	150,000	158,625
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	121,917
Vertellus Specialties, Inc. (Chemicals)	(b)	9.375%	10/01/2015	375,000	329,063
Ardagh Packaging Finance Plc (Containers & Packaging)	(b)	9.125%	10/15/2020	1,000,000	905,000
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	550,000	470,250
BWAY Holding Co. (Containers & Packaging)		10.000%	06/15/2018	900,000	949,500
BWAY Parent Co., Inc. (Containers & Packaging)	(d)	10.125%	11/01/2015	607,134	588,920
Cascades, Inc. (Containers & Packaging)		7.875%	01/15/2020	400,000	378,000
Crown Americas LLC / Crown Americas Capital Corp. II (Containers & Packaging)		7.625%	05/15/2017	75,000	79,688
Crown Americas LLC / Crown Americas Capital Corp. III (Containers & Packaging)	(b)	6.250%	02/01/2021	450,000	452,250
Graham Packaging Co. LP / GPC Capital Corp. I (Containers & Packaging)		8.250%	01/01/2017	975,000	985,969
Graphic Packaging International, Inc. (Containers & Packaging)		9.500%	06/15/2017	950,000	1,021,250
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	496,375
Owens-Brockway Glass Container, Inc. (Containers & Packaging)		7.375%	05/15/2016	200,000	209,000
Packaging Dynamics Corp. (Containers & Packaging)	(b)	8.750%	02/01/2016	875,000	861,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	8.750%	10/15/2016	550,000	554,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.000%	05/15/2018	775,000	658,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.000%	04/15/2019	675,000	577,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	7.125%	04/15/2019	175,000	163,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	8.250%	02/15/2021	1,075,000	854,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.875%	08/15/2019	625,000	553,125
Rock-Tenn Co. (Containers & Packaging)		9.250%	03/15/2016	450,000	481,500
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	775,000	784,688
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	288,750
Clearwater Paper Corp. (Paper & Forest Products)		10.625%	06/15/2016	125,000	137,656
Clearwater Paper Corp. (Paper & Forest Products)		7.125%	11/01/2018	125,000	124,688
Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products)	(b)	8.000%	06/01/2016	575,000	560,625
					21,923,638
TELECOMMUNICATION SERVICES - 5.0%
GXS Worldwide, Inc. (Diversified Telecom. Svs.)		9.750%	06/15/2015	1,150,000	1,109,750
Level 3 Escrow, Inc. (Diversified Telecom. Svs.)	(b)	8.125%	07/01/2019	325,000	288,031
tw telecom holdings, Inc. (Diversified Telecom. Svs.)		8.000%	03/01/2018	375,000	391,875
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	09/01/2018	650,000	658,125
Buccaneer Merger Sub, Inc. (Wireless Telecom. Svs.)	(b)	9.125%	01/15/2019	1,400,000	1,379,000
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.875%	01/15/2015	425,000	405,875
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	9.125%	01/15/2015	987,000	937,650
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	12.000%	04/01/2014	650,000	718,250
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/01/2017	425,000	403,750
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	925,000	901,875
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	800,000	706,000
Nextel Communications, Inc. (Wireless Telecom. Svs.)		7.375%	08/01/2015	925,000	881,063
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	3,450,000	2,984,250
Sprint Nextel Corp. (Wireless Telecom. Svs.)		6.000%	12/01/2016	700,000	605,500
					12,370,994
UTILITIES - 2.1%
Edison Mission Energy (Electric Utilities)		7.000%	05/15/2017	600,000	360,000
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)		10.000%	12/01/2020	500,000	490,000
NV Energy, Inc. (Electric Utilities)		6.750%	08/15/2017	425,000	431,680
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. (Electric Utilities)		10.250%	11/01/2015	850,000	323,000
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. (Electric Utilities)	(b)	11.500%	10/01/2020	125,000	100,625
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	250,000	213,750
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	03/15/2020	200,000	201,000
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	7.500%	02/15/2021	925,000	888,000
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.375%	01/15/2017	200,000	207,250
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		8.250%	09/01/2020	750,000	712,500
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(b)	7.875%	05/15/2021	475,000	437,000
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(b)	7.625%	05/15/2019	700,000	640,500
FPL Energy National Wind Portfolio LLC (Multi-Utilities)	(b)	6.125%	03/25/2019	182,513	178,265
					5,183,570
Total Corporate Bonds (Cost $256,915,473)					$250,046,722

Common Stocks - 0.0%				Shares	Value
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (Automobiles)				4,357	$87,924
Total Common Stocks (Cost $415,829)					$87,924

Preferred Stocks - 0.1%				Shares	Value
FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)			346	$231,723
Total Preferred Stocks (Cost $0)					$231,723

Warrants - 0.0%		Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (Automobiles) Expiration: 07/10/16, Exercise Price: $10.00	(a)	3,961	$46,106
General Motors Co. (Automobiles) Expiration: 07/10/19, Exercise Price: $18.33	(a)	3,961	31,411
Total Warrants (Cost $476,540)			$77,517

Other - 0.0%		Shares	Value
SuperMedia, Inc. Litigation Trust Interests (Acquired 01/04/2010, Cost $0)	(a)(c)(h)	625,000	$7,031
Total Other (Cost $0)			$7,031

Money Market Funds - 0.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,948,000	$1,948,000
Total Money Market Funds (Cost $1,948,000)			$1,948,000

Total Investments (Cost $259,755,842) - 101.6%	(i)		$252,398,917
Liabilities in Excess of Other Assets - (1.6)%			(4,028,154)
Net Assets - 100.0%			$248,370,763

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2011, the value of these securities totaled $86,402,142, or 34.8% of the Portfolio's net assets. Unless also noted with (h), as defined below, these securities were deemed  liquid pursuant to procedures approved by the Board of Directors.
(c)  A market quotation for this investment was not readily available at September 30, 2011.  As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.  This security represents $7,031, or 0.0% of the Portfolio's net assets.
(d) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.
(e) Security is a variable rate instrument in which the coupon rate is adjusted quarterly, or semi-annually, in concert with U.S. LIBOR.  Interest rates stated are those in effect at September 30, 2011.
(f) Denotes a restricted security that is subject to a contractual restriction on public sales.  At September 30, 2011, the value of these securities totaled $784,000, or 0.3% of the Portfolio's net assets.
(g)  Represents a security that is in default. Unless also noted by (h), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(h)  Represents a security deemed to be illiquid. At September 30, 2011, the value of illiquid securities in the Portfolio totaled $791,031, or 0.3% of the Portfolio's net assets.
(i)  Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 97.6%		Shares	Value
CONSUMER DISCRETIONARY - 17.9%
Sotheby's (Diversified Consumer Svs.)		12,870	$354,826
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	21,831	589,000
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	21,141	932,530
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	4,505	269,399
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	39,810	275,087
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	31,349	284,649
Shuffle Master, Inc. (Hotels, Restaurants & Leisure)	(a)	88,259	742,258
Universal Electronics, Inc. (Household Durables)	(a)	30,531	500,403
Chico's FAS, Inc. (Specialty Retail)		22,550	257,746
Genesco, Inc. (Specialty Retail)	(a)	39,509	2,035,899
GNC Holdings, Inc. Class A (Specialty Retail)	(a)	10,995	221,219
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	35,069	1,312,983
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	17,596	529,640
			8,305,639
CONSUMER STAPLES - 2.4%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	16,829	642,195
Herbalife Ltd. (Personal Products)		8,980	481,328
			1,123,523
ENERGY - 6.7%
Lufkin Industries, Inc. (Energy Equip. & Svs.)		25,360	1,349,406
OYO Geospace Corp. (Energy Equip. & Svs.)	(a)	10,159	571,850
Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	11,970	202,891
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	9,287	224,560
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	33,300	743,589
			3,092,296
FINANCIALS - 5.6%
Duff & Phelps Corp. Class A (Capital Markets)		22,433	239,136
UMB Financial Corp. (Commercial Banks)		7,075	226,966
Cash America International, Inc. (Consumer Finance)		26,168	1,338,755
EZcorp, Inc. Class A (Consumer Finance)	(a)	7,595	216,761
KKR Financial Holdings LLC (Diversified Financial Svs.)		30,255	224,795
Redwood Trust, Inc. (Real Estate Investment Trusts)		33,491	374,094
			2,620,507
HEALTH CARE - 21.4%
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	15,680	499,722
Cepheid, Inc. (Biotechnology)	(a)	18,976	736,838
Seattle Genetics, Inc. (Biotechnology)	(a)	33,605	640,511
United Therapeutics Corp. (Biotechnology)	(a)	6,215	233,000
Arthrocare Corp. (Health Care Equip. & Supplies)	(a)	25,330	728,744
Delcath Systems, Inc. (Health Care Equip. & Supplies)	(a)	23,805	79,509
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	16,515	700,401
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	27,858	909,285
Air Methods Corp. (Health Care Providers & Svs.)	(a)	5,110	325,354
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	14,074	811,929
Centene Corp. (Health Care Providers & Svs.)	(a)	21,646	620,591
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	28,664	516,525
MedAssets, Inc. (Health Care Technology)	(a)	24,646	236,848
Medidata Solutions, Inc. (Health Care Technology)	(a)	11,393	187,301
Quality Systems, Inc. (Health Care Technology)		12,482	1,210,754
Bruker Corp. (Life Sciences Tools & Svs.)	(a)	34,319	464,336
ICON PLC - ADR (Life Sciences Tools & Svs.)	(a)	13,678	219,942
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	13,741	260,117
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	18,240	539,904
			9,921,611
INDUSTRIALS - 16.2%
Hexcel Corp. (Aerospace & Defense)	(a)	11,867	262,973
Triumph Group, Inc. (Aerospace & Defense)		17,114	834,136
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	13,375	445,254
JetBlue Airways Corp. (Airlines)	(a)	94,805	388,701
Geo Group, Inc. / The (Commercial Svs. & Supplies)	(a)	38,700	718,272
Waste Connections, Inc. (Commercial Svs. & Supplies)		29,622	1,001,816
Northwest Pipe Co. (Construction & Engineering)	(a)	16,838	341,643
GrafTech International Ltd. (Electrical Equip.)	(a)	60,195	764,477

Regal-Beloit Corp. (Electrical Equip.)		8,748	396,984
3D Systems Corp. (Machinery)	(a)	13,060	182,709
Meritor, Inc. (Machinery)	(a)	41,510	293,061
WABCO Holdings, Inc. (Machinery)	(a)	20,596	779,765
Acacia Research - Acacia Technologies (Professional Svs.)	(a)	17,474	628,889
Landstar System, Inc. (Road & Rail)		12,690	502,016
			7,540,696
INFORMATION TECHNOLOGY - 20.4%
Riverbed Technology, Inc. (Communications Equip.)	(a)	12,275	245,009
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	15,755	676,835
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	25,845	641,731
Universal Display Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,597	364,200
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	40,285	289,246
Sapient Corp. (IT Svs.)		68,488	694,468
Cavium, Inc. (Semiconductors & Equip.)	(a)	8,725	235,662
Cymer, Inc. (Semiconductors & Equip.)	(a)	7,766	288,740
EZchip Semiconductor Ltd. (Semiconductors & Equip.)	(a)	7,000	232,540
Teradyne, Inc. (Semiconductors & Equip.)	(a)	52,970	583,200
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	15,240	371,856
ANSYS, Inc. (Software)	(a)	12,350	605,644
Compuware Corp. (Software)	(a)	85,733	656,715
Fortinet, Inc. (Software)	(a)	36,992	621,466
Informatica Corp. (Software)	(a)	12,320	504,504
NICE Systems Ltd. - ADR (Software)	(a)	20,017	607,516
Progress Software Corp. (Software)	(a)	21,627	379,554
QLIK Technologies, Inc. (Software)	(a)	22,945	496,989
SuccessFactors, Inc. (Software)	(a)	18,762	431,338
TIBCO Software, Inc. (Software)	(a)	25,436	569,512
			9,496,725
MATERIALS - 7.0%
Huntsman Corp. (Chemicals)		51,471	497,725
Intrepid Potash, Inc. (Chemicals)	(a)	15,807	393,120
Quaker Chemical Corp. (Chemicals)		12,658	328,095
Texas Industries, Inc. (Construction Materials)		20,663	655,844
RTI International Metals, Inc. (Metals & Mining)	(a)	30,511	711,517
Titanium Metals Corp. (Metals & Mining)		43,556	652,469
			3,238,770
Total Common Stocks (Cost $42,440,297)			$45,339,767

Money Market Funds - 2.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,160,000	$1,160,000
Total Money Market Funds (Cost $1,160,000)			$1,160,000

Total Investments - 100.1% (Cost $43,600,297)	(b)		$46,499,767
Liabilities in Excess of Other Assets - (0.1)%			(38,788)
Net Assets - 100.0%			$46,460,979

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 98.2%		Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	2,900	$114,869
Ctrip.com International Ltd. - ADR (Hotels, Restaurants & Leisure)	(a)	3,100	99,696
Starbucks Corp. (Hotels, Restaurants & Leisure)		15,750	587,317
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,625	302,085
Garmin Ltd. (Household Durables)		4,100	130,257
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	9,575	2,070,402
Expedia, Inc. (Internet & Catalog Retail)		5,250	135,187
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	12,075	178,348
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,100	124,476
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,050	471,933
Mattel, Inc. (Leisure Equip. & Products)		7,225	187,055
Comcast Corp. Class A (Media)		44,097	921,627
DIRECTV Class A (Media)	(a)	15,575	658,044
News Corp. Class A (Media)		38,575	596,755
Sirius XM Radio, Inc. (Media)	(a)	83,325	125,821
Virgin Media, Inc. (Media)		6,625	161,319
Dollar Tree, Inc. (Multiline Retail)	(a)	2,575	193,408
Sears Holdings Corp. (Multiline Retail)	(a)	2,250	129,420
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	5,250	300,877
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,875	191,561
Ross Stores, Inc. (Specialty Retail)		2,475	194,758
Staples, Inc. (Specialty Retail)		14,975	199,167
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,325	74,214
			8,148,596
CONSUMER STAPLES - 2.6%
Costco Wholesale Corp. (Food & Staples Retailing)		9,235	758,378
Whole Foods Market, Inc. (Food & Staples Retailing)		3,750	244,912
Green Mountain Coffee Roasters, Inc. (Food Products)	(a)	3,225	299,731
			1,303,021
HEALTH CARE - 10.8%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,900	249,834
Amgen, Inc. (Biotechnology)		19,497	1,071,360
Biogen Idec, Inc. (Biotechnology)	(a)	5,125	477,394
Celgene Corp. (Biotechnology)	(a)	9,675	599,076
Gilead Sciences, Inc. (Biotechnology)	(a)	16,275	631,470
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,400	195,976
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,975	91,303
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	825	300,531
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	10,300	381,821
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,950	120,919
Cerner Corp. (Health Care Technology)	(a)	3,575	244,959
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	2,625	107,415
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	3,800	146,034
QIAGEN NV (Life Sciences Tools & Svs.)	(a)	4,925	68,113
Mylan, Inc. (Pharmaceuticals)	(a)	9,000	153,000
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		14,760	549,367
Warner Chilcott PLC Class A (Pharmaceuticals)	(a)	5,350	76,505
			5,465,077
INDUSTRIALS - 2.3%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,475	237,933
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,475	181,461
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,825	147,314
Joy Global, Inc. (Machinery)		2,225	138,795
PACCAR, Inc. (Machinery)		7,714	260,887
Fastenal Co. (Trading Companies & Distributors)		6,225	207,168
			1,173,558

INFORMATION TECHNOLOGY - 64.9%
Cisco Systems, Inc. (Communications Equip.)		116,050	1,797,615
F5 Networks, Inc. (Communications Equip.)	(a)	1,700	120,785
QUALCOMM, Inc. (Communications Equip.)		35,445	1,723,690
Research In Motion Ltd. (Communications Equip.)	(a)	11,000	223,300
Apple, Inc. (Computers & Peripherals)	(a)	19,570	7,459,693
Dell, Inc. (Computers & Peripherals)	(a)	38,500	544,775
NetApp, Inc. (Computers & Peripherals)	(a)	7,860	266,768
SanDisk Corp. (Computers & Peripherals)	(a)	5,050	203,768
Seagate Technology PLC (Computers & Peripherals)		8,850	90,978
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,425	86,843
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3,375	84,544
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,900	77,532
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	5,725	612,060
eBay, Inc. (Internet Software & Svs.)	(a)	27,185	801,686
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,375	2,764,793
VeriSign, Inc. (Internet Software & Svs.)		3,505	100,278
Yahoo!, Inc. (Internet Software & Svs.)	(a)	26,635	350,517
Automatic Data Processing, Inc. (IT Svs.)		10,325	486,824
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	6,400	401,280
Fiserv, Inc. (IT Svs.)	(a)	2,987	151,650
Infosys Ltd. - ADR (IT Svs.)		1,775	90,649
Paychex, Inc. (IT Svs.)		7,645	201,599
Altera Corp. (Semiconductors & Equip.)		6,825	215,192
Applied Materials, Inc. (Semiconductors & Equip.)		27,800	287,730
Broadcom Corp. Class A (Semiconductors & Equip.)	(a)	10,150	337,894
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,825	115,358
Intel Corp. (Semiconductors & Equip.)		110,795	2,363,257
KLA-Tencor Corp. (Semiconductors & Equip.)		3,525	134,937
Lam Research Corp. (Semiconductors & Equip.)	(a)	2,600	98,748
Linear Technology Corp. (Semiconductors & Equip.)		4,805	132,858
Marvell Technology Group Ltd. (Semiconductors & Equip.)	(a)	12,900	187,437
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		6,225	145,229
Microchip Technology, Inc. (Semiconductors & Equip.)		4,025	125,218
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	21,175	106,722
NVIDIA Corp. (Semiconductors & Equip.)	(a)	12,737	159,213
Xilinx, Inc. (Semiconductors & Equip.)		5,605	153,801
Activision Blizzard, Inc. (Software)		24,125	287,088
Adobe Systems, Inc. (Software)	(a)	10,430	252,093
Autodesk, Inc. (Software)	(a)	4,825	134,039
BMC Software, Inc. (Software)	(a)	3,700	142,672
CA, Inc. (Software)		10,650	206,717
Check Point Software Technologies Ltd. (Software)	(a)	4,370	230,561
Citrix Systems, Inc. (Software)	(a)	3,975	216,757
Electronic Arts, Inc. (Software)	(a)	6,955	142,230
Intuit, Inc. (Software)		6,405	303,853
Microsoft Corp. (Software)		176,775	4,399,930
Oracle Corp. (Software)		106,735	3,067,564
Symantec Corp. (Software)	(a)	15,823	257,915
			32,846,640
MATERIALS - 0.3%
Sigma-Aldrich Corp. (Chemicals)		2,575	159,109
TELECOMMUNICATION SERVICES - 1.2%
NII Holdings, Inc. (Wireless Telecom. Svs.)	(a)	3,600	97,020
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		18,950	486,068
			583,088
Total Common Stocks (Cost $44,068,360)			$49,679,089

Exchange Traded Funds - 3.2%		Shares	Value
PowerShares QQQ Trust Series 1		31,265	$1,642,038
Total Exchange Traded Funds (Cost $1,659,913)			$1,642,038

Total Investments - 101.4% (Cost $45,728,273)	(b)		$51,321,127
Liabilities in Excess of Other Assets - (1.4)%			(709,347)
Net Assets - 100.0%			$50,611,780

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 91.8%		Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Johnson Controls, Inc. (Auto Components)		94,200	$2,484,054
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	41,300	1,583,442
Starbucks Corp. (Hotels, Restaurants & Leisure)		88,500	3,300,165
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		23,600	916,152
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		37,200	1,837,308
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	16,500	3,567,795
CBS Corp. Class B (Media)		137,900	2,810,402
Tiffany & Co. (Specialty Retail)		36,500	2,219,930
Coach, Inc. (Textiles, Apparel & Luxury Goods)		59,100	3,063,153
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	62,100	1,553,121
			23,335,522
CONSUMER STAPLES - 5.6%
Coca-Cola Co. / The (Beverages)		47,300	3,195,588
CVS Caremark Corp. (Food & Staples Retailing)		92,500	3,106,150
Kraft Foods, Inc. Class A (Food Products)		96,400	3,237,112
			9,538,850
ENERGY - 12.5%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	80,600	3,266,718
Halliburton Co. (Energy Equip. & Svs.)		56,000	1,709,120
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		38,400	1,966,848
Chevron Corp. (Oil, Gas & Consumable Fuels)		35,000	3,238,200
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		46,900	2,600,136
Hess Corp. (Oil, Gas & Consumable Fuels)		59,500	3,121,370
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		37,500	2,681,250
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	87,300	2,909,709
			21,493,351
FINANCIALS - 12.0%
Morgan Stanley (Capital Markets)		126,900	1,713,150
Huntington Bancshares, Inc. (Commercial Banks)		542,900	2,605,920
Citigroup, Inc. (Diversified Financial Svs.)		92,900	2,380,098
JPMorgan Chase & Co. (Diversified Financial Svs.)		94,700	2,852,364
Hartford Financial Services Group, Inc. (Insurance)		146,100	2,358,054
Lincoln National Corp. (Insurance)		180,300	2,818,089
MetLife, Inc. (Insurance)		110,000	3,081,100
Prudential Financial, Inc. (Insurance)		60,100	2,816,286
			20,625,061
HEALTH CARE - 1.5%
Warner Chilcott PLC Class A (Pharmaceuticals)	(a)	178,200	2,548,260
INDUSTRIALS - 13.7%
Honeywell International, Inc. (Aerospace & Defense)		72,500	3,183,475
United Technologies Corp. (Aerospace & Defense)		46,000	3,236,560
FedEx Corp. (Air Freight & Logistics)		47,300	3,201,264
United Parcel Service, Inc. Class B (Air Freight & Logistics)		49,100	3,100,665
United Continental Holdings, Inc. (Airlines)	(a)	146,800	2,844,984
Rockwell Automation, Inc. (Electrical Equip.)		46,500	2,604,000
Caterpillar, Inc. (Machinery)		29,800	2,200,432
Pentair, Inc. (Machinery)		95,500	3,056,955
			23,428,335
INFORMATION TECHNOLOGY - 27.9%
QUALCOMM, Inc. (Communications Equip.)		66,900	3,253,347
Apple, Inc. (Computers & Peripherals)	(a)	19,900	7,585,482
EMC Corp. (Computers & Peripherals)	(a)	139,800	2,934,402
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,300	3,240,594
International Business Machines Corp. (IT Svs.)		29,800	5,215,894
Altera Corp. (Semiconductors & Equip.)		88,700	2,796,711
Avago Technologies Ltd. (Semiconductors & Equip.)		101,200	3,316,324
Intel Corp. (Semiconductors & Equip.)		100,300	2,139,399
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		146,700	3,422,511
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		147,800	1,689,354
Texas Instruments, Inc. (Semiconductors & Equip.)		89,700	2,390,505
Citrix Systems, Inc. (Software)	(a)	54,900	2,993,697
Electronic Arts, Inc. (Software)	(a)	172,800	3,533,760
Microsoft Corp. (Software)		131,200	3,265,568
			47,777,548

MATERIALS - 5.0%
Celanese Corp. (Chemicals)		14,000	455,420
E.I. du Pont de Nemours & Co. (Chemicals)		65,800	2,630,026
Monsanto Co. (Chemicals)		48,300	2,899,932
Potash Corp of Saskatchewan, Inc. (Chemicals)		61,300	2,649,386
			8,634,764
Total Common Stocks (Cost $182,081,225)			$157,381,691

Money Market Funds - 2.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,100,000	$4,100,000
Total Money Market Funds (Cost $4,100,000)			$4,100,000

Total Investments - 94.2% (Cost $186,181,225)	(b)		$161,481,691
Other Assets in Excess of Liabilities - 5.8%			10,029,536
Net Assets - 100.0%			$171,511,227

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 85.7%		Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Caribou Coffee Co., Inc. (Hotels, Restaurants & Leisure)	(a)	170,000	$2,009,400
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	280,000	1,934,800
DSW, Inc. Class A (Specialty Retail)		60,000	2,770,800
Finish Line, Inc. / The Class A (Specialty Retail)		135,000	2,698,650
Jos. A. Bank Clothiers, Inc. (Specialty Retail)	(a)	57,000	2,657,910
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	89,413	2,116,406
True Religion Apparel, Inc. (Textiles, Apparel & Luxury Goods)	(a)	79,500	2,143,320
			16,331,286
CONSUMER STAPLES - 1.9%
Elizabeth Arden, Inc. (Personal Products)	(a)	85,400	2,428,776
ENERGY - 9.5%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	42,000	2,264,220
OYO Geospace Corp. (Energy Equip. & Svs.)	(a)	32,241	1,814,846
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	80,000	2,020,800
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	180,000	2,001,600
Energy Partners Ltd. (Oil, Gas & Consumable Fuels)	(a)	171,000	1,892,970
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	65,000	2,224,300
			12,218,736
FINANCIALS - 1.2%
First Midwest Bancorp, Inc. (Commercial Banks)		210,000	1,537,200
HEALTH CARE - 13.1%
Amarin Corp PLC - ADR (Biotechnology)	(a)	120,000	1,104,000
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	61,884	2,185,743
Enzon Pharmaceuticals, Inc. (Biotechnology)	(a)	112,900	794,816
Inhibitex, Inc. (Biotechnology)	(a)	527,000	1,296,420
Oncothyreon, Inc. (Biotechnology)	(a)	189,700	1,134,406
Pharmacyclics, Inc. (Biotechnology)	(a)	235,000	2,780,050
Targacept, Inc. (Biotechnology)	(a)	87,000	1,305,000
YM Biosciences, Inc. (Biotechnology)	(a)	510,000	943,500
Masimo Corp. (Health Care Equip. & Supplies)		95,000	2,056,750
NxStage Medical, Inc. (Health Care Equip. & Supplies)	(a)	92,240	1,924,126
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	12,617	225,970
Nektar Therapeutics (Pharmaceuticals)	(a)	250,000	1,212,500
			16,963,281
INDUSTRIALS - 16.2%
Hexcel Corp. (Aerospace & Defense)	(a)	120,000	2,659,200
Acuity Brands, Inc. (Electrical Equip.)		55,000	1,982,200
Middleby Corp. (Machinery)	(a)	33,000	2,325,180
Avis Budget Group, Inc. (Road & Rail)	(a)	190,000	1,837,300
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	55,000	2,558,600
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	162,700	2,232,244
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	50,000	412,500
RSC Holdings, Inc. (Trading Companies & Distributors)	(a)	360,000	2,566,800
Titan Machinery, Inc. (Trading Companies & Distributors)	(a)	105,000	1,879,500
United Rentals, Inc. (Trading Companies & Distributors)	(a)	150,000	2,526,000
			20,979,524
INFORMATION TECHNOLOGY - 24.8%
Ciena Corp. (Communications Equip.)	(a)	175,000	1,960,000
Finisar Corp. (Communications Equip.)	(a)	153,000	2,683,620
OCZ Technology Group, Inc. (Computers & Peripherals)	(a)	408,400	1,980,740
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	165,000	3,085,500
Internap Network Services Corp. (Internet Software & Svs.)	(a)	466,625	2,295,795
RightNow Technologies, Inc. (Internet Software & Svs.)	(a)	95,217	3,146,922
Velti PLC (Internet Software & Svs.)	(a)	195,000	1,288,950
Amkor Technology, Inc. (Semiconductors & Equip.)	(a)	525,000	2,289,000
Cavium, Inc. (Semiconductors & Equip.)	(a)	75,000	2,025,750
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	470,000	2,979,800
Clicksoftware Technologies Ltd. (Software)		278,600	2,170,294
Ebix, Inc. (Software)	(a)	115,000	1,690,500
Kenexa Corp. (Software)	(a)	125,000	1,955,000
SuccessFactors, Inc. (Software)	(a)	105,000	2,413,950
			31,965,821

MATERIALS - 6.4%
Intrepid Potash, Inc. (Chemicals)	(a)	90,000	2,238,300
Kronos Worldwide, Inc. (Chemicals)		120,000	1,929,600
Solutia, Inc. (Chemicals)	(a)	130,000	1,670,500
Grande Cache Coal Corp. (Metals & Mining)	(a)	310,000	1,230,652
Stillwater Mining Co. (Metals & Mining)	(a)	135,000	1,147,500
			8,216,552
Total Common Stocks (Cost $133,682,240)			$110,641,176

Money Market Funds - 4.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,662,000	$5,662,000
Total Money Market Funds (Cost $5,662,000)			$5,662,000

Total Investments - 90.1% (Cost $139,344,240)	(b)		$116,303,176
Other Assets in Excess of Liabilities - 9.9%			12,719,193
Net Assets - 100.0%			$129,022,369

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 99.9%		Shares	Value
CONSUMER DISCRETIONARY - 25.3%
Comcast Corp. Class A (Media)		20,940	$437,646
Time Warner Cable, Inc. (Media)		6,810	426,783
Viacom, Inc. Class B (Media)		5,410	209,583
Walt Disney Co. / The (Media)		8,090	243,994
Dollar Tree, Inc. (Multiline Retail)	(a)	3,950	296,684
Ross Stores, Inc. (Specialty Retail)		4,230	332,859
TJX Cos., Inc. (Specialty Retail)		8,970	497,566
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		7,150	611,397
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		2,480	82,460
			3,138,972
ENERGY - 11.8%
Noble Corp. (Energy Equip. & Svs.)	(a)	10,120	297,022
Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	9,290	164,340
Chevron Corp. (Oil, Gas & Consumable Fuels)		4,340	401,537
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		6,060	440,138
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,310	165,532
			1,468,569
FINANCIALS - 8.1%
Wells Fargo & Co. (Commercial Banks)		8,040	193,925
Cash America International, Inc. (Consumer Finance)		2,030	103,855
Ezcorp, Inc. Class A (Consumer Finance)	(a)	7,980	227,749
CME Group, Inc. (Diversified Financial Svs.)		1,050	258,720
JPMorgan Chase & Co. (Diversified Financial Svs.)		7,270	218,972
			1,003,221
HEALTH CARE - 7.6%
Celgene Corp. (Biotechnology)	(a)	6,700	414,864
ResMed, Inc. (Health Care Equip. & Supplies)	(a)	9,160	263,716
Bio-Reference Labs, Inc. (Health Care Providers & Svs.)	(a)	14,440	265,840
			944,420
INDUSTRIALS - 23.2%
General Dynamics Corp. (Aerospace & Defense)		2,070	117,762
Cooper Industries PLC (Electrical Equip.)		4,290	197,855
Emerson Electric Co. (Electrical Equip.)		8,660	357,745
General Electric Co. (Industrial Conglomerates)		17,030	259,537
Siemens AG - ADR (Industrial Conglomerates)		4,170	374,424
Caterpillar, Inc. (Machinery)		5,530	408,335
Dover Corp. (Machinery)		4,730	220,418
Eaton Corp. (Machinery)		2,800	99,400
Illinois Tool Works, Inc. (Machinery)		4,060	168,896
Parker Hannifin Corp. (Machinery)		820	51,767
CSX Corp. (Road & Rail)		11,310	211,158
Union Pacific Corp. (Road & Rail)		2,490	203,358
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,390	207,861
			2,878,516
INFORMATION TECHNOLOGY - 15.1%
Apple, Inc. (Computers & Peripherals)	(a)	1,890	720,430
Corning, Inc. (Electronic Equip., Instr. & Comp.)		17,980	222,233
Accenture PLC Class A (IT Svs.)		4,080	214,934
CACI International, Inc. Class A (IT Svs.)	(a)	5,870	293,148
International Business Machines Corp. (IT Svs.)		2,370	414,821
			1,865,566

MATERIALS - 8.8%
Praxair, Inc. (Chemicals)		5,260	491,705
Cliffs Natural Resources, Inc. (Metals & Mining)		2,460	125,878
Nucor Corp. (Metals & Mining)		4,820	152,505
Steel Dynamics, Inc. (Metals & Mining)		24,380	241,850
Walter Energy, Inc. (Metals & Mining)		1,230	73,812
			1,085,750
Total Common Stocks (Cost $13,054,163)			$12,385,014

Money Market Funds - 0.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		16,000	$16,000
Total Money Market Funds (Cost $16,000)			$16,000

Total Investments - 100.0% (Cost $13,070,163)	(b)		$12,401,014
Liabilities in Excess of Other Assets - (0.0)%			(1,662)
Net Assets - 100.0%			$12,399,352

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 66.1%		Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Comcast Corp. Class A (Media)		9,000	$188,100
Time Warner Cable, Inc. (Media)		2,580	161,689
Dollar Tree, Inc. (Multiline Retail)	(a)	2,460	184,771
Target Corp. (Multiline Retail)		1,520	74,541
Aeropostale, Inc. (Specialty Retail)	(a)	3,500	37,835
GameStop Corp. Class A (Specialty Retail)	(a)	2,500	57,750
Guess?, Inc. (Specialty Retail)		1,500	42,735
Lowe's Cos., Inc. (Specialty Retail)		3,000	58,020
TJX Cos., Inc. (Specialty Retail)		3,590	199,137
			1,004,578
CONSUMER STAPLES - 5.8%
CVS Caremark Corp. (Food & Staples Retailing)		1,820	61,116
Kroger Co. / The (Food & Staples Retailing)		4,000	87,840
Sysco Corp. (Food & Staples Retailing)		2,200	56,980
Walgreen Co. (Food & Staples Retailing)		1,940	63,807
Bunge Ltd. (Food Products)		1,120	65,285
Corn Products International, Inc. (Food Products)		1,530	60,037
Colgate-Palmolive Co. (Household Products)		2,070	183,568
Kimberly-Clark Corp. (Household Products)		2,640	187,466
Procter & Gamble Co. / The (Household Products)		2,680	169,322
			935,421
ENERGY - 6.1%
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	4,150	50,879
Noble Corp. (Energy Equip. & Svs.)	(a)	5,510	161,718
Transocean Ltd. (Energy Equip. & Svs.)		1,480	70,655
Chevron Corp. (Oil, Gas & Consumable Fuels)		2,280	210,946
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4,100	297,783
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,200	47,476
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,100	29,766
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6,340	112,725
			981,948
FINANCIALS - 5.3%
U.S. Bancorp (Commercial Banks)		3,000	70,620
Wells Fargo & Co. (Commercial Banks)		8,450	203,814
World Acceptance Corp. (Consumer Finance)	(a)	1,660	92,877
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,000	118,260
JPMorgan Chase & Co. (Diversified Financial Svs.)		3,600	108,432
Travelers Cos., Inc. / The (Insurance)		1,500	73,095
Willis Group Holdings PLC (Insurance)		3,500	120,295
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		4,210	70,012
			857,405
HEALTH CARE - 11.3%
Celgene Corp. (Biotechnology)	(a)	1,700	105,264
PDL BioPharma, Inc. (Biotechnology)		15,730	87,301
Covidien PLC (Health Care Equip. & Supplies)		2,170	95,697
Stryker Corp. (Health Care Equip. & Supplies)		740	34,876
Aetna, Inc. (Health Care Providers & Svs.)		3,000	109,050
AmerisourceBergen Corp. (Health Care Providers & Svs.)		2,000	74,540
Cardinal Health, Inc. (Health Care Providers & Svs.)		2,650	110,982
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	1,800	142,290
Lincare Holdings, Inc. (Health Care Providers & Svs.)		5,060	113,850
McKesson Corp. (Health Care Providers & Svs.)		2,000	145,400
Mednax, Inc. (Health Care Providers & Svs.)	(a)	1,820	114,005
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3,440	158,653
Abbott Laboratories (Pharmaceuticals)		3,450	176,433
Eli Lilly & Co. (Pharmaceuticals)		1,000	36,970
Johnson & Johnson (Pharmaceuticals)		2,660	169,469
Merck & Co., Inc. (Pharmaceuticals)		2,000	65,420
Pfizer, Inc. (Pharmaceuticals)		5,000	88,400
			1,828,600

INDUSTRIALS - 11.5%
General Dynamics Corp. (Aerospace & Defense)		1,500	85,335
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,300	80,561
Lockheed Martin Corp. (Aerospace & Defense)		1,520	110,413
Northrop Grumman Corp. (Aerospace & Defense)		500	26,080
United Technologies Corp. (Aerospace & Defense)		950	66,842
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		3,990	56,339
Cooper Industries PLC (Electrical Equip.)		1,220	56,266
Hubbell, Inc. Class B (Electrical Equip.)		2,000	99,080
Thomas & Betts Corp. (Electrical Equip.)	(a)	1,500	59,865
Danaher Corp. (Industrial Conglomerates)		3,080	129,175
General Electric Co. (Industrial Conglomerates)		11,970	182,423
Siemens AG - ADR (Industrial Conglomerates)		960	86,198
Dover Corp. (Machinery)		1,930	89,938
Eaton Corp. (Machinery)		3,940	139,870
Valmont Industries, Inc. (Machinery)		1,290	100,543
FTI Consulting, Inc. (Professional Svs.)	(a)	2,500	92,025
Canadian National Railway Co. (Road & Rail)		1,760	117,181
CSX Corp. (Road & Rail)		6,480	120,982
Union Pacific Corp. (Road & Rail)		1,970	160,890
			1,860,006
INFORMATION TECHNOLOGY - 12.7%
Comtech Telecommunications Corp. (Communications Equip.)		2,500	70,225
Apple, Inc. (Computers & Peripherals)	(a)	590	224,896
Anixter International, Inc. (Electronic Equip., Instr. & Comp.)		1,480	70,211
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,130	114,731
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	9,410	52,978
Ingram Micro, Inc. Class A (Electronic Equip., Instr. & Comp.)	(a)	3,940	63,552
Multi-Fineline Electronix, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,580	51,445
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,140	82,268
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,810	78,246
Accenture PLC Class A (IT Svs.)		2,930	154,352
Automatic Data Processing, Inc. (IT Svs.)		2,500	117,875
CACI International, Inc. Class A (IT Svs.)	(a)	2,590	129,345
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	1,910	119,757
International Business Machines Corp. (IT Svs.)		1,600	280,048
Lender Processing Services, Inc. (IT Svs.)		2,370	32,445
Mastercard, Inc. Class A (IT Svs.)		520	164,923
Cymer, Inc. (Semiconductors & Equip.)	(a)	1,510	56,142
Novellus Systems, Inc. (Semiconductors & Equip.)	(a)	2,140	58,336
Microsoft Corp. (Software)		5,020	124,948
			2,046,723
MATERIALS - 4.1%
Air Products & Chemicals, Inc. (Chemicals)		1,410	107,682
Cabot Corp. (Chemicals)		2,280	56,498
Ecolab, Inc. (Chemicals)		2,620	128,092
Mosaic Co. / The (Chemicals)		980	47,991
Olin Corp. (Chemicals)		4,250	76,543
Potash Corp of Saskatchewan, Inc. (Chemicals)		1,360	58,779
Praxair, Inc. (Chemicals)		1,240	115,915
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		2,000	60,900
			652,400
TELECOMMUNICATION SERVICES - 1.4%
AT&T, Inc. (Diversified Telecom. Svs.)		2,300	65,596
Nippon Telegraph & Telephone Corp. - ADR (Diversified Telecom. Svs.)		3,580	85,741
Rogers Communications, Inc. Class B (Wireless Telecom. Svs.)		2,190	74,920
			226,257
UTILITIES - 1.7%
Public Service Enterprise Group, Inc. (Multi-Utilities)		1,950	65,072
RWE AG - ADR (Multi-Utilities)		1,000	36,820
American Water Works Co., Inc. (Water Utilities)		5,620	169,612
			271,504
Total Common Stocks (Cost $11,120,580)			$10,664,842

Corporate Bonds - 31.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 4.1%
Cooper Tire & Rubber Co. (Auto Components)		7.625%	03/15/2027	$100,000	$88,500
Goodyear Tire & Rubber Co. / The (Auto Components)		8.250%	08/15/2020	100,000	102,250
Daimler Finance North America LLC (Automobiles)		6.500%	11/15/2013	30,000	32,954
J.C. Penney Corp, Inc. (Multiline Retail)		7.950%	04/01/2017	25,300	27,071
Best Buy Co., Inc. (Specialty Retail)		5.500%	03/15/2021	150,000	136,537
Gap, Inc. / The (Specialty Retail)		5.950%	04/12/2021	100,000	94,225
Toys R Us, Inc. (Specialty Retail)		7.375%	10/15/2018	200,000	171,000
					652,537
CONSUMER STAPLES - 2.1%
Dean Foods Co. (Food Products)		6.900%	10/15/2017	50,000	47,000
Dole Food Co., Inc. (Food Products)		8.750%	07/15/2013	68,000	71,060
Lorillard Tobacco Co. (Tobacco)		6.875%	05/01/2020	100,000	111,075
Reynolds American, Inc. (Tobacco)		7.250%	06/01/2013	100,000	109,142
					338,277
ENERGY - 1.6%
Petrobras International Finance Co - Pifco (Oil, Gas & Consumable Fuels)		7.750%	09/15/2014	50,000	56,625
Petrobras International Finance Co - Pifco (Oil, Gas & Consumable Fuels)		5.375%	01/27/2021	200,000	204,200
					260,825
FINANCIALS - 13.1%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.125%	01/15/2015	100,000	103,315
Goldman Sachs Group, Inc. / The (Capital Markets)		5.950%	01/15/2027	100,000	97,688
Merrill Lynch & Co., Inc. (Capital Markets)		5.000%	02/03/2014	10,000	9,805
Merrill Lynch & Co., Inc. (Capital Markets)		5.450%	02/05/2013	150,000	148,701
Morgan Stanley (Capital Markets)		5.375%	10/15/2015	100,000	99,293
Morgan Stanley (Capital Markets)	(b)	0.729%	10/15/2015	100,000	84,530
Morgan Stanley (Capital Markets)	(c)	3.500%	10/15/2020	50,000	45,685
UBS AG (Capital Markets)		5.875%	12/20/2017	100,000	103,036
Wells Fargo Bank NA (Commercial Banks)	(b)	0.500%	05/16/2016	100,000	88,731
HSBC Finance Corp. (Consumer Finance)		7.000%	05/15/2012	50,000	51,484
HSBC Finance Corp. (Consumer Finance)		6.375%	11/27/2012	50,000	51,837
Bank of America Corp. (Diversified Financial Svs.)		5.625%	07/01/2020	200,000	184,522
Bank of America Corp. (Diversified Financial Svs.)		6.800%	03/15/2028	100,000	97,820
Bank of America NA (Diversified Financial Svs.)	(b)	0.647%	06/15/2017	50,000	36,833
Citigroup, Inc. (Diversified Financial Svs.)		5.125%	05/05/2014	40,000	41,129
Citigroup, Inc. (Diversified Financial Svs.)		5.300%	10/17/2012	50,000	51,253
Citigroup, Inc. (Diversified Financial Svs.)		6.000%	08/15/2017	50,000	53,127
American International Group, Inc. (Insurance)		4.250%	05/15/2013	100,000	99,859
American International Group, Inc. (Insurance)		8.250%	08/15/2018	200,000	222,277
American International Group, Inc. (Insurance)		5.375%	10/18/2011	50,000	50,000
Aspen Insurance Holdings Ltd. (Insurance)		6.000%	12/15/2020	100,000	102,452
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	50,000	57,466
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	50,000	50,472
Hartford Financial Services Group, Inc. (Insurance)		6.300%	03/15/2018	100,000	103,504
Swiss Re Solutions Holding Corp. (Insurance)		7.000%	02/15/2026	40,000	46,769
Unum Group (Insurance)		7.190%	02/01/2028	30,000	33,730
					2,115,318
INDUSTRIALS - 2.4%
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		6.125%	01/15/2017	150,000	130,875
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		6.625%	04/15/2029	100,000	71,500
General Electric Co. (Industrial Conglomerates)		5.000%	02/01/2013	15,000	15,715
Valmont Industries, Inc. (Machinery)		6.625%	04/20/2020	150,000	174,673
					392,763
INFORMATION TECHNOLOGY - 0.6%
Western Union Co. / The (IT Svs.)		5.400%	11/17/2011	100,000	100,561
MATERIALS - 4.5%
Alcoa, Inc. (Metals & Mining)		5.720%	02/23/2019	150,000	150,769
Alcoa, Inc. (Metals & Mining)		6.750%	01/15/2028	100,000	103,751
AngloGold Ashanti Holdings PLC (Metals & Mining)		5.375%	04/15/2020	100,000	98,137
ArcelorMittal (Metals & Mining)		5.500%	03/01/2021	100,000	89,764
Southern Copper Corp. (Metals & Mining)		5.375%	04/16/2020	150,000	154,500
Vale Overseas Ltd. (Metals & Mining)		8.250%	01/17/2034	100,000	122,800
					719,721

UTILITIES - 3.1%
Exelon Generation Co. LLC (Ind. Power Prod. & Energy Traders)		5.350%	01/15/2014	100,000	107,089
Exelon Generation Co. LLC (Ind. Power Prod. & Energy Traders)		4.000%	10/01/2020	100,000	99,604
PPL Energy Supply LLC (Ind. Power Prod. & Energy Traders)		6.500%	05/01/2018	250,000	292,837
					499,530
Total Corporate Bonds (Cost $5,102,821)					$5,079,532

U.S. Government Agency Issues - 0.1%		Rate	Maturity	Face Amount	Value
Federal Home Loan Bank		5.375%	08/15/2018	$20,000	$24,429
Total U.S. Government Agency Issues (Cost $20,320)					$24,429

U.S. Treasury Obligations - 0.7%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.625%	11/15/2020	$100,000	$106,953
Total U.S. Treasury Obligations (Cost $94,525)					$106,953

Money Market Funds - 1.1%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				174,000	$174,000
Total Money Market Funds (Cost $174,000)					$174,000

Total Investments - 99.5% (Cost 16,512,246)	(d)				$16,049,756
Other Assets in Excess of Liabilities - 0.5%					76,841
Net Assets - 100.0%					$16,126,597

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is a variable rate instrument in which the coupon rate is adjusted quarterly in concert with U.S. LIBOR.  Interest rates stated are those in effect at September 30, 2011.
(c) Security was initially issued at one coupon rate, but the coupon rate is scheduled to be updated at later specified dates. The coupon rate shown is the rate that is in effect at September 30, 2011.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 97.7%		Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Genuine Parts Co. (Distributors)		1,400	$71,120
DIRECTV Class A (Media)	(a)	1,600	67,600
Time Warner Cable, Inc. (Media)	(b)	2,000	125,340
Walt Disney Co. / The (Media)		4,100	123,656
Target Corp. (Multiline Retail)	(b)	3,300	161,832
AutoZone, Inc. (Specialty Retail)	(a)(b)	400	127,676
Guess?, Inc. (Specialty Retail)		2,500	71,225
Jos. A. Bank Clothiers, Inc. (Specialty Retail)	(a)(b)	1,050	48,961
Lowe's Cos., Inc. (Specialty Retail)		5,300	102,502
Ross Stores, Inc. (Specialty Retail)		1,100	86,559
TJX Cos., Inc. (Specialty Retail)	(b)	3,900	216,333
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		800	68,408
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		1,200	39,900
			1,311,112
CONSUMER STAPLES - 10.9%
Dr Pepper Snapple Group, Inc. (Beverages)		1,400	54,292
PepsiCo, Inc. (Beverages)	(b)	2,092	129,495
Costco Wholesale Corp. (Food & Staples Retailing)	(b)	800	65,696
Wal-Mart Stores, Inc. (Food & Staples Retailing)		2,200	114,180
Campbell Soup Co. (Food Products)		1,600	51,792
J.M. Smucker Co. / The (Food Products)		1,100	80,179
Kellogg Co. (Food Products)		1,400	74,466
Colgate-Palmolive Co. (Household Products)		900	79,812
Kimberly-Clark Corp. (Household Products)		1,100	78,111
Procter & Gamble Co. / The (Household Products)		2,800	176,904
Altria Group, Inc. (Tobacco)	(b)	4,300	115,283
Philip Morris International, Inc. (Tobacco)		1,700	106,046
			1,126,256
ENERGY - 8.6%
Chevron Corp. (Oil, Gas & Consumable Fuels)	(b)	2,400	222,048
China Petroleum & Chemical Corp. - ADR (Oil, Gas & Consumable Fuels)		300	28,740
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	3,000	189,960
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3,300	239,679
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		1,400	61,824
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	(b)	1,300	92,950
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,100	55,118
			890,319
FINANCIALS - 11.3%
Ameriprise Financial, Inc. (Capital Markets)	(b)	500	19,680
Bank of New York Mellon Corp. / The (Capital Markets)		2,500	46,475
BB&T Corp. (Commercial Banks)		4,700	100,251
M&T Bank Corp. (Commercial Banks)		1,600	111,840
U.S. Bancorp (Commercial Banks)		2,200	51,788
Wells Fargo & Co. (Commercial Banks)		4,500	108,540
American Express Co. (Consumer Finance)	(b)	1,100	49,390
Cash America International, Inc. (Consumer Finance)		1,700	86,972
Ezcorp, Inc. Class A (Consumer Finance)	(a)(b)	1,500	42,810
CME Group, Inc. (Diversified Financial Svs.)		200	49,280
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	300	35,478
JPMorgan Chase & Co. (Diversified Financial Svs.)		3,400	102,408
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)	(a)	1,300	30,082
American Financial Group, Inc. (Insurance)		1,300	40,391
Assurant, Inc. (Insurance)		1,100	39,380
Delphi Financial Group, Inc. Class A (Insurance)	(b)	1,500	32,280
Prudential Financial, Inc. (Insurance)	(b)	2,700	126,522
Torchmark Corp. (Insurance)	(b)	2,550	88,893
			1,162,460

HEALTH CARE - 12.2%
Amgen, Inc. (Biotechnology)		2,000	109,900
Becton Dickinson and Co. (Health Care Equip. & Supplies)	(b)	1,300	95,316
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,700	148,818
Medtronic, Inc. (Health Care Equip. & Supplies)		3,400	113,016
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)(b)	1,600	83,456
AmerisourceBergen Corp. (Health Care Providers & Svs.)	(b)	2,400	89,448
Cardinal Health, Inc. (Health Care Providers & Svs.)	(b)	1,900	79,572
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)(b)	900	33,363
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	600	47,430
Lincare Holdings, Inc. (Health Care Providers & Svs.)		2,100	47,250
Bristol-Myers Squibb Co. (Pharmaceuticals)	(b)	3,500	109,830
Eli Lilly & Co. (Pharmaceuticals)	(b)	3,000	110,910
Johnson & Johnson (Pharmaceuticals)		1,700	108,307
Merck & Co., Inc. (Pharmaceuticals)	(b)	2,300	75,233
			1,251,849
INDUSTRIALS - 12.5%
United Technologies Corp. (Aerospace & Defense)	(b)	1,400	98,504
FedEx Corp. (Air Freight & Logistics)		600	40,608
United Parcel Service, Inc. Class B (Air Freight & Logistics)	(b)	600	37,890
Cooper Industries PLC (Electrical Equip.)		1,200	55,344
3M Co. (Industrial Conglomerates)	(b)	2,200	157,938
Danaher Corp. (Industrial Conglomerates)	(b)	1,600	67,104
General Electric Co. (Industrial Conglomerates)	(b)	7,800	118,872
Caterpillar, Inc. (Machinery)	(b)	2,100	155,064
Cummins, Inc. (Machinery)		500	40,830
Deere & Co. (Machinery)	(b)	500	32,285
Dover Corp. (Machinery)		2,000	93,200
Ingersoll-Rand PLC (Machinery)		2,000	56,180
CSX Corp. (Road & Rail)	(b)	9,600	179,232
Union Pacific Corp. (Road & Rail)	(b)	1,900	155,173
			1,288,224
INFORMATION TECHNOLOGY - 18.4%
Apple, Inc. (Computers & Peripherals)	(a)(b)	1,200	457,416
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,800	50,004
Google, Inc. Class A (Internet Software & Svs.)	(a)	100	51,438
Accenture PLC Class A (IT Svs.)		2,800	147,504
Automatic Data Processing, Inc. (IT Svs.)		3,000	141,450
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	1,400	87,780
International Business Machines Corp. (IT Svs.)	(b)	2,600	455,078
Paychex, Inc. (IT Svs.)		2,500	65,925
Intel Corp. (Semiconductors & Equip.)	(b)	6,900	147,177
Skyworks Solutions, Inc. (Semiconductors & Equip.)	(a)	2,400	43,056
Texas Instruments, Inc. (Semiconductors & Equip.)		3,100	82,615
Microsoft Corp. (Software)		6,800	169,252
			1,898,695
MATERIALS - 4.9%
Air Products & Chemicals, Inc. (Chemicals)		1,300	99,281
E.I. du Pont de Nemours & Co. (Chemicals)		2,800	111,916
Praxair, Inc. (Chemicals)		1,100	102,828
Valspar Corp. (Chemicals)		2,700	84,267
Rock-Tenn Co. Class A (Containers & Packaging)		2,100	102,228
			500,520
TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc. (Diversified Telecom. Svs.)		1,800	51,336
Verizon Communications, Inc. (Diversified Telecom. Svs.)		1,400	51,520
			102,856
UTILITIES - 5.2%
PPL Corp. (Electric Utilities)		2,700	77,058
Southern Co. (Electric Utilities)	(b)	2,200	93,214
AGL Resources, Inc. (Gas Utilities)	(b)	2,700	109,998
UGI Corp. (Gas Utilities)		2,500	65,675

Sempra Energy (Multi-Utilities)		1,500	77,250
Xcel Energy, Inc. (Multi-Utilities)		2,200	54,318
American Water Works Co., Inc. (Water Utilities)		1,800	54,324
			531,837
Total Common Stocks (Cost $10,079,508)			$10,064,128

Purchased Options - 0.9%		Contracts (c)	Value
S&P 500 Index Put Option
Expiration: November 2011, Exercise Price: $1,090.00		23	$91,540
Total Purchased Options (Cost $91,619)			$91,540

Money Market Funds - 1.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		164,000	$164,000
Total Money Market Funds (Cost $164,000)			$164,000

Total Investments - 100.2% (Cost $10,335,127)	(d)		$10,319,668
Total Written Options Outstanding - (0.9)% (see following schedule)			(96,940)
Other Assets in Excess of Liabilities - 0.7%			78,727
Net Assets - 100.0%			$10,301,455

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding.  Outstanding written call options are presented in the following schedule.
(c) 100 shares per contract.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Written Options Outstanding	September 30, 2011 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: November 2011, Exercise Price: $1,200.00	37	$96,940
Total Written Options Outstanding (Premiums received $123,778)	37	$96,940

*	100 shares per contract.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 97.8%		Shares	Value
CONSUMER DISCRETIONARY - 27.2%
Autoliv, Inc. (Auto Components)		3,079	$149,331
Tenneco, Inc. (Auto Components)	(a)	2,114	54,140
TRW Automotive Holdings Corp. (Auto Components)	(a)	4,180	136,811
Ford Motor Co. (Automobiles)	(a)	53,489	517,239
Tata Motors Ltd. - ADR (Automobiles)		18,472	284,099
McDonald's Corp. (Hotels, Restaurants & Leisure)		9,308	817,429
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		6,664	88,098
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	7,783	114,955
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,511	170,985
priceline.com, Inc. (Internet & Catalog Retail)	(a)	673	302,487
Sturm Ruger & Co., Inc. (Leisure Equip. & Products)		1,747	45,387
Arbitron, Inc. (Media)		2,534	83,825
Valassis Communications, Inc. (Media)	(a)	1,724	32,308
Virgin Media, Inc. (Media)		4,346	105,825
Dillard's, Inc. Class A (Multiline Retail)		2,027	88,134
Dollar Tree, Inc. (Multiline Retail)	(a)	1,709	128,363
Family Dollar Stores, Inc. (Multiline Retail)		1,836	93,379
AutoZone, Inc. (Specialty Retail)	(a)	638	203,643
Childrens Place Retail Stores, Inc. / The (Specialty Retail)	(a)	2,411	112,184
Hibbett Sports, Inc. (Specialty Retail)	(a)	2,605	88,283
Home Depot, Inc. (Specialty Retail)		20,540	675,150
Monro Muffler Brake, Inc. (Specialty Retail)		2,814	92,778
Pier 1 Imports, Inc. (Specialty Retail)	(a)	3,374	32,998
Ross Stores, Inc. (Specialty Retail)		1,631	128,343
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	6,274	104,148
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	2,615	97,906
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,379	128,606
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,321	188,140
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	1,798	41,102
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,197	51,432
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,925	118,143
			5,275,651
CONSUMER STAPLES - 3.3%
Diamond Foods, Inc. (Food Products)		2,056	164,048
Mead Johnson Nutrition Co. (Food Products)		680	46,804
Lorillard, Inc. (Tobacco)		492	54,464
Philip Morris International, Inc. (Tobacco)		5,973	372,596
			637,912
ENERGY - 4.3%
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	269	10,114
RPC, Inc. (Energy Equip. & Svs.)		5,214	85,092
ENI SpA - ADR (Oil, Gas & Consumable Fuels)		4,316	151,621
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		5,783	420,019
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	153	6,073
Total SA - ADR (Oil, Gas & Consumable Fuels)		3,514	154,159
USEC, Inc. (Oil, Gas & Consumable Fuels)	(a)	10,863	17,489
			844,567
FINANCIALS - 8.3%
Banco Bilbao Vizcaya Argentaria SA - ADR (Commercial Banks)		18,746	152,405
Banco Santander SA - ADR (Commercial Banks)		17,841	143,442
Bank of the Ozarks, Inc. (Commercial Banks)		3,180	66,557

Community Bank System, Inc. (Commercial Banks)		3,131	71,042
FNB Corp. (Commercial Banks)		10,783	92,410
Susquehanna Bancshares, Inc. (Commercial Banks)		12,256	67,040
Ezcorp, Inc. Class A (Consumer Finance)	(a)	4,366	124,606
World Acceptance Corp. (Consumer Finance)	(a)	1,489	83,310
Portfolio Recovery Associates, Inc. (Diversified Financial Svs.)	(a)	1,607	99,988
ACE Ltd. (Insurance)		1,681	101,869
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	5,147	365,643
Chubb Corp. / The (Insurance)		1,513	90,765
Zurich Financial Services AG - ADR (Insurance)	(a)	7,287	152,954
			1,612,031
HEALTH CARE - 6.5%
Biogen Idec, Inc. (Biotechnology)	(a)	2,986	278,146
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,169	102,334
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	2,617	74,061
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,512	78,866
Air Methods Corp. (Health Care Providers & Svs.)	(a)	1,168	74,367
Hanger Orthopedic Group, Inc. (Health Care Providers & Svs.)	(a)	3,093	58,427
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	5,470	103,547
AstraZeneca PLC - ADR (Pharmaceuticals)		4,083	181,122
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		4,802	198,275
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	6,003	107,514
			1,256,659
INDUSTRIALS - 3.2%
GeoEye, Inc. (Aerospace & Defense)	(a)	2,077	58,883
Northrop Grumman Corp. (Aerospace & Defense)		3,477	181,360
Park-Ohio Holdings Corp. (Air Freight & Logistics)	(a)	1,686	20,249
U.S. Airways Group, Inc. (Airlines)	(a)	5,549	30,519
Joy Global, Inc. (Machinery)		1,424	88,829
NN, Inc. (Machinery)	(a)	2,960	14,948
Pall Corp. (Machinery)		1,382	58,597
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,131	35,886
W.W. Grainger, Inc. (Trading Companies & Distributors)		824	123,221
			612,492
INFORMATION TECHNOLOGY - 29.2%
Finisar Corp. (Communications Equip.)	(a)	2,870	50,340
Netgear, Inc. (Communications Equip.)	(a)	3,375	87,379
Oclaro, Inc. (Communications Equip.)	(a)	4,624	16,831
Apple, Inc. (Computers & Peripherals)	(a)	2,273	866,422
SanDisk Corp. (Computers & Peripherals)	(a)	3,247	131,016
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,597	39,653
Power-One, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,448	15,516
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,288	44,208
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	3,644	389,580
eBay, Inc. (Internet Software & Svs.)	(a)	17,912	528,225
j2 Global Communications, Inc. (Internet Software & Svs.)		4,286	115,293
Cardtronics, Inc. (IT Svs.)	(a)	3,969	90,969
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,115	258,010
International Business Machines Corp. (IT Svs.)		4,891	856,072
Teradata Corp. (IT Svs.)	(a)	2,334	124,939
Altera Corp. (Semiconductors & Equip.)		4,293	135,358
Atmel Corp. (Semiconductors & Equip.)	(a)	16,271	131,307
Fairchild Semiconductor International, Inc. (Semiconductors & Equip.)	(a)	4,362	47,110
GT Advanced Technologies, Inc. (Semiconductors & Equip.)	(a)	13,485	94,665
Lam Research Corp. (Semiconductors & Equip.)	(a)	1,693	64,300
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	9,782	62,018
Texas Instruments, Inc. (Semiconductors & Equip.)		16,210	431,997
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	5,582	28,021

Xilinx, Inc. (Semiconductors & Equip.)		3,610	99,058
ACI Worldwide, Inc. (Software)	(a)	3,080	84,823
Microsoft Corp. (Software)		25,620	637,682
Netscout Systems, Inc. (Software)	(a)	3,865	44,138
Smith Micro Software, Inc. (Software)	(a)	3,219	4,893
Synchronoss Technologies, Inc. (Software)	(a)	3,412	84,993
Ultimate Software Group, Inc. (Software)	(a)	2,353	109,932
			5,674,748
MATERIALS - 1.4%
Innophos Holdings, Inc. (Chemicals)		2,010	80,139
PPG Industries, Inc. (Chemicals)		289	20,421
Sherwin-Williams Co. / The (Chemicals)		193	14,344
Boise, Inc. (Containers & Packaging)		7,956	41,133
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		1,672	50,912
KapStone Paper and Packaging Corp. (Paper & Forest Products)	(a)	4,324	60,060
			267,009
TELECOMMUNICATION SERVICES - 8.6%
AT&T, Inc. (Diversified Telecom. Svs.)		24,448	697,257
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		14,757	173,100
France Telecom SA - ADR (Diversified Telecom. Svs.)		8,985	147,084
General Communication, Inc. Class A (Diversified Telecom. Svs.)	(a)	2,703	22,165
Koninklijke KPN NV - ADR (Diversified Telecom. Svs.)		12,872	169,524
Telefonica SA - ADR (Diversified Telecom. Svs.)		8,294	158,581
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	12,589	109,650
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		7,165	183,782
			1,661,143
UTILITIES - 5.8%
E.ON AG - ADR (Electric Utilities)		6,228	135,210
Enel SpA - ADR (Electric Utilities)		37,718	166,714
Iberdrola SA - ADR (Electric Utilities)		6,142	163,930
SSE PLC - ADR (Electric Utilities)		9,690	195,060
GDF Suez - ADR (Multi-Utilities)		5,203	155,778
National Grid PLC - ADR (Multi-Utilities)		4,236	210,106
RWE AG - ADR (Multi-Utilities)		2,855	105,121
			1,131,919
Total Common Stocks (Cost $20,440,081)			$18,974,131

Money Market Funds - 2.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		521,000	$521,000
Total Money Market Funds (Cost $521,000)			$521,000

Total Investments - 100.5% (Cost $20,961,081)	(b)		$19,495,131
Liabilities in Excess of Other Assets - (0.5)%			(97,113)
Net Assets - 100.0%			$19,398,018

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 99.1%		Shares	Value
CONSUMER DISCRETIONARY - 32.8%
Autoliv, Inc. (Auto Components)		10,756	$521,666
Tenneco, Inc. (Auto Components)	(a)	7,382	189,053
TRW Automotive Holdings Corp. (Auto Components)	(a)	14,603	477,956
Ford Motor Co. (Automobiles)	(a)	186,858	1,806,917
Tata Motors Ltd. - ADR (Automobiles)		64,529	992,456
Leggett & Platt, Inc. (Household Durables)		27,116	536,626
Valassis Communications, Inc. (Media)	(a)	6,019	112,796
Dillard's, Inc. Class A (Multiline Retail)		7,081	307,882
Pier 1 Imports, Inc. (Specialty Retail)	(a)	11,786	115,267
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	21,919	363,855
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,815	449,047
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	8,108	657,234
			6,530,755
ENERGY - 4.7%
RPC, Inc. (Energy Equip. & Svs.)		18,215	297,269
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,850	633,762
			931,031
FINANCIALS - 9.6%
FNB Corp. (Commercial Banks)		62,398	534,751
Allstate Corp. / The (Insurance)		19,612	464,608
Cincinnati Financial Corp. (Insurance)		19,576	515,436
First Niagara Financial Group, Inc. (Thrifts & Mortgage Finance)		44,043	402,993
			1,917,788
INDUSTRIALS - 8.7%
Northrop Grumman Corp. (Aerospace & Defense)		9,646	503,135
Park-Ohio Holdings Corp. (Air Freight & Logistics)	(a)	5,893	70,775
U.S. Airways Group, Inc. (Airlines)	(a)	19,381	106,595
Masco Corp. (Building Products)		49,241	350,596
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		36,599	516,778
NN, Inc. (Machinery)	(a)	10,335	52,192
United Rentals, Inc. (Trading Companies & Distributors)	(a)	7,444	125,357
			1,725,428
INFORMATION TECHNOLOGY - 6.7%
Finisar Corp. (Communications Equip.)	(a)	10,029	175,909
Power-One, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,047	54,211
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,474	154,443
Atmel Corp. (Semiconductors & Equip.)	(a)	56,842	458,715
Fairchild Semiconductor International, Inc. (Semiconductors & Equip.)	(a)	15,236	164,549
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	34,175	216,670
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	19,502	97,900
			1,322,397
MATERIALS - 2.9%
MeadWestvaco Corp. (Paper & Forest Products)		23,760	583,546
TELECOMMUNICATION SERVICES - 7.6%
AT&T, Inc. (Diversified Telecom. Svs.)		21,353	608,988
CenturyLink, Inc. (Diversified Telecom. Svs.)		13,532	448,180
General Communication, Inc. Class A (Diversified Telecom. Svs.)	(a)	9,440	77,408
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	43,978	383,048
			1,517,624

UTILITIES - 26.1%
Cleco Corp. (Electric Utilities)		20,163	688,365
Edison International (Electric Utilities)		16,155	617,929
Entergy Corp. (Electric Utilities)		8,805	583,683
Pinnacle West Capital Corp. (Electric Utilities)		15,009	644,486
Alliant Energy Corp. (Multi-Utilities)		16,984	656,941
Black Hills Corp. (Multi-Utilities)		20,614	631,613
Integrys Energy Group, Inc. (Multi-Utilities)		12,765	620,634
NiSource, Inc. (Multi-Utilities)		35,499	758,969
			5,202,620
Total Common Stocks (Cost $24,839,956)			$19,731,189

Money Market Funds - 2.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		582,000	$582,000
Total Money Market Funds (Cost $582,000)			$582,000

Total Investments - 102.0% (Cost $25,421,956)	(b)		$20,313,189
Liabilities in Excess of Other Assets - (2.0)%			(407,686)
Net Assets - 100.0%			$19,905,503

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2011 (Unaudited)

Common Stocks - 94.1%		Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Johnson Controls, Inc. (Auto Components)		47,000	$1,239,390
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	21,100	808,974
Starbucks Corp. (Hotels, Restaurants & Leisure)		45,600	1,700,424
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		25,700	997,674
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		19,300	953,227
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,600	1,643,348
CBS Corp. Class B (Media)		68,700	1,400,106
Tiffany & Co. (Specialty Retail)		16,700	1,015,694
Coach, Inc. (Textiles, Apparel & Luxury Goods)		26,700	1,383,861
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	31,100	777,811
			11,920,509
CONSUMER STAPLES - 7.7%
Coca-Cola Co. / The (Beverages)		29,000	1,959,240
CVS Caremark Corp. (Food & Staples Retailing)		41,100	1,380,138
Kraft Foods, Inc. Class A (Food Products)		49,200	1,652,136
Colgate-Palmolive Co. (Household Products)		18,800	1,667,184
			6,658,698
ENERGY - 12.6%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	36,600	1,483,398
Halliburton Co. (Energy Equip. & Svs.)		28,000	854,560
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		19,000	973,180
Chevron Corp. (Oil, Gas & Consumable Fuels)		17,300	1,600,596
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		19,000	1,053,360
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		30,100	2,186,163
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		18,600	1,329,900
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	44,400	1,479,852
			10,961,009
FINANCIALS - 4.5%
JPMorgan Chase & Co. (Diversified Financial Svs.)		46,200	1,391,544
Hartford Financial Services Group, Inc. (Insurance)		75,400	1,216,956
Lincoln National Corp. (Insurance)		84,000	1,312,920
			3,921,420
HEALTH CARE - 1.4%
Warner Chilcott PLC Class A (Pharmaceuticals)	(a)	86,500	1,236,950
INDUSTRIALS - 15.6%
Honeywell International, Inc. (Aerospace & Defense)		36,900	1,620,279
United Technologies Corp. (Aerospace & Defense)		23,600	1,660,496
FedEx Corp. (Air Freight & Logistics)		24,700	1,671,696
United Parcel Service, Inc. Class B (Air Freight & Logistics)		26,300	1,660,845
United Continental Holdings, Inc. (Airlines)	(a)	72,600	1,406,988
Rockwell Automation, Inc. (Electrical Equip.)		23,200	1,299,200
Danaher Corp. (Industrial Conglomerates)		39,200	1,644,048
Caterpillar, Inc. (Machinery)		15,000	1,107,600
Pentair, Inc. (Machinery)		47,000	1,504,470
			13,575,622
INFORMATION TECHNOLOGY - 33.5%
QUALCOMM, Inc. (Communications Equip.)		41,200	2,003,556
Apple, Inc. (Computers & Peripherals)	(a)	10,300	3,926,154
EMC Corp. (Computers & Peripherals)	(a)	73,400	1,540,666
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,510	2,319,854
Accenture PLC Class A (IT Svs.)		20,500	1,079,940
International Business Machines Corp. (IT Svs.)		20,800	3,640,624
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	169,200	859,536
Altera Corp. (Semiconductors & Equip.)		44,400	1,399,932
Avago Technologies Ltd. (Semiconductors & Equip.)		50,200	1,645,054
Intel Corp. (Semiconductors & Equip.)		52,300	1,115,559
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		72,000	1,679,760
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		76,800	877,824
Texas Instruments, Inc. (Semiconductors & Equip.)		63,500	1,692,275
Citrix Systems, Inc. (Software)	(a)	30,900	1,684,977
Electronic Arts, Inc. (Software)	(a)	77,900	1,593,055
Microsoft Corp. (Software)		84,000	2,090,760
			29,149,526

MATERIALS - 5.1%
Celanese Corp. (Chemicals)		7,100	230,963
E.I. du Pont de Nemours & Co. (Chemicals)		36,700	1,466,899
Monsanto Co. (Chemicals)		23,800	1,428,952
Potash Corp. of Saskatchewan, Inc. (Chemicals)		30,400	1,313,888
			4,440,702
Total Common Stocks (Cost $89,953,314)			$81,864,436

Money Market Funds - 2.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,236,000	$2,236,000
Total Money Market Funds (Cost $2,236,000)			$2,236,000

Total Investments - 96.7% (Cost $92,189,314)	(b)		$84,100,436
Other Assets in Excess of Liabilities - 3.3%			2,856,414
Net Assets - 100.0%			$86,956,850

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2011 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty-four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing at least 80% of its assets in securities of foreign companies.

■
Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■
High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■
Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■
U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing at least 80% of its net assets in equity securities traded in the U.S. within under-priced sectors and industries.

■
Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing in equity securities traded in the U.S.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc.  There are no assurances that these objectives will be met.  Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	30,000,000	Strategic Value	10,000,000
Money Market	80,000,000	High Income Bond	60,000,000
Bond	30,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	45,000,000	Bristol	40,000,000
Capital Appreciation	15,000,000	Bryton Growth	35,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	10,000,000
Aggressive Growth	10,000,000	Income Opportunity	10,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	10,000,000
S&P 500® Index	35,000,000	Bristol Growth	25,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security.  In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions).  Option securities are currently valued on a composite close price basis.  Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities.  If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close, each day there is a change in a consistently used market index from the time of local close to the U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund as well as the Fund’s Board.  Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2011:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks	$172,745,226	$-	$-
	Preferred Stocks	2,245,120	-	-
	Repurchase Agreements	-	1,100,515	-
		$174,990,346	$1,100,515	$-

Money Market *	Commercial Paper	$-	$216,494,076	$-
	Asset-Backed Securities	-	2,518,453	-
	Money Market Funds	40,400,000	-	-
	Repurchase Agreements	-	14,000,000	-
		$40,400,000	$233,012,529	$-

Bond	Corporate Bonds	$-	$143,088,135	$-
	U.S. Treasury Obligations	-	4,460,392	-
	Repurchase Agreements	-	6,086,000	-
		$-	$153,634,527	$-

Omni	Common Stocks	$22,611,806	$-	$-
	Corporate Bonds	-	8,317,744	-
	U.S. Treasury Obligations	-	340,266	-
	Money Market Funds	1,566,000	-	-
		$24,177,806	$8,658,010	$-

International	Common Stocks	$21,123,686	$117,756,181	$-
	U.S. Treasury Obligations	-	349,974	-
	Money Market Funds	7,873,158	-	-
		$28,996,844	$118,106,155	$-

	Foreign currency contracts	$(706,295)	$-	$-
	Futures contracts	$5,719	$-	$-

Capital Appreciation	Common Stocks	$99,808,891	$1,413,158	$-
	Money Market Funds	863,000	-	-
		$100,671,891	$1,413,158	$-

Millennium	Common Stocks	$33,845,378	$-	$-
	Money Market Funds	900,000	-	-
		$34,745,378	$-	$-

International Small-Mid Company	Common Stocks	$7,081,542	$39,540,868	$-
	Preferred Stocks	-	614,895	-
	Exchange Traded Funds	1,678,522	-	-
	Money Market Funds	6,726,037	-	-
		$15,486,101	$40,155,763	$-

Aggressive Growth	Common Stocks	$20,370,991	$3,614,942	$-
	VVPR Strips	19	-	-
	Money Market Funds	142,000	-	-
		$20,513,010	$3,614,942	$-

Small Cap Growth	Common Stocks	$27,993,780	$-	$-
	Money Market Funds	274,000	-	-
		$28,267,780	$-	$-

Mid Cap Opportunity	Common Stocks	$54,482,355	$-	$-
	Money Market Funds	1,014,000	-	-
		$55,496,355	$-	$-

S&P 500® Index	Common Stocks	$150,708,134	$-	$-
	Exchange Traded Funds	1,921,061	-	-
	Repurchase Agreements	-	155,000	-
		$152,629,195	$155,000	$-

Strategic Value	Common Stocks	$23,321,685	$6,764,677	$-
	Money Market Funds	787,000	-	-
		$24,108,685	$6,764,677	$-

High Income Bond	Corporate Bonds	$-	$250,032,972	$13,750
	Common Stocks	87,924	-	-
	Preferred Stocks	-	231,723	-
	Warrants	77,517	-	-
	Other	-	-	7,031
	Money Market Funds	1,948,000	-	-
		$2,113,441	$250,264,695	$20,781

Capital Growth	Common Stocks	$45,339,767	$-	$-
	Money Market Funds	1,160,000	-	-
		$46,499,767	$-	$-

Nasdaq-100® Index	Common Stocks	$49,679,089	$-	$-
	Exchange Traded Funds	1,642,038	-	-
		$51,321,127	$-	$-

Bristol	Common Stocks	$157,381,691	$-	$-
	Money Market Funds	4,100,000	-	-
		$161,481,691	$-	$-

Bryton Growth	Common Stocks	$110,641,176	$-	$-
	Money Market Funds	5,662,000	-	-
		$116,303,176	$-	$-

U.S. Equity	Common Stocks	$12,385,014	$-	$-
	Money Market Funds	16,000	-	-
		$12,401,014	$-	$-

Balanced	Common Stocks	$10,664,842	$-	$-
	Corporate Bonds	-	5,079,532	-
	U.S. Government Agency Issues	-	24,429	-
	U.S. Treasury Obligations		106,953	-
	Money Market Funds	174,000	-	-
		$10,838,842	$5,210,914	$-

Income Opportunity	Common Stocks	$10,064,128	$-	$-
	Purchased Options	91,540	-	-
	Money Market Funds	164,000	-	-
		$10,319,668	$-	$-

	Written Options Outstanding	$(96,940)	$-	$-

Target VIP	Common Stocks	$18,974,131	$-	$-
	Money Market Funds	521,000	-	-
		$19,495,131	$-	$-

Target Equity/Income	Common Stocks	$19,731,189	$-	$-
	Money Market Funds	582,000	-	-
		$20,313,189	$-	$-

Bristol Growth	Common Stocks	$81,864,436	$-	$-
	Money Market Funds	2,236,000	-	-
		$84,100,436	$-	$-

•
At September 30, 2011, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges.  Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and Level 2 during the nine-month period ended September 30, 2011.

Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2011:

Corporate Bonds	High Income Bond
Beginning Balance - January 1, 2011	$4,688
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	2,343
Purchases, issuances, and settlements	-
Transfers in and/or out of Level 3	-
Ending Balance – September 30, 2011	$7,031

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$-

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments.  However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America.  The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.  Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid.  The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities.  Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.  Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code.  The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then).  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(3) Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The Small Cap Growth Portfolio may also participate in the above activities to protect against adverse changes in security prices or interest rates and may, for these purposes or hedging purposes, sell put options or purchase call options at any time.  The S&P 500® Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with those Portfolios’ stated investment objectives. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and, for purchase options, are subject to the risk that the options will expire before being exercised.  A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized.  If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Income Opportunity Portfolio’s written options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in a segregated account at the Portfolio’s custodian. Such collateral for the Portfolio is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedule of Investments.  Written and purchased options are non-income producing securities.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, primarily for hedging purposes, purchase and sell futures contracts. Futures contracts are used for the purpose of hedging existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in value caused by variations in market rates. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash or securities equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying contacts. The Portfolios recognize unrealized appreciation (depreciation) equal to the cumulative daily variation margin transactions. When the contracts are closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed.

Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.  A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.  The S&P 500® Index Portfolio may purchase or sell stock index futures contracts and the Nasdaq-100® Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100® Index in accordance with their stated investment objectives.

At September 30, 2011, there were outstanding futures contracts in the International Portfolio.  Details of these contracts were as follows:

Type	Description	Expiration	Number of contracts	Counterparty	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	DAX Index Futures	December 16, 2011	8	JP Morgan Chase & Co.	$1,465,954	$1,388,677	$77,277	$(49,078)
Long	Mexican Bolsa Index Futures	December 16, 2011	61	JP Morgan Chase & Co.	$1,475,380	$1,546,938	$(71,558)	$(15,252)

The International Portfolio’s holdings of U.S. Treasury Bills #9127953T6 and #912795Z38 were pledged at September 30, 2011 as collateral for these contracts. The cost and value of these instruments at September 30, 2011 were $349,974.

These futures contracts were executed for the purpose of increasing exposure to the German and Mexican equities markets, beyond that evidenced by the Portfolio’s investment in stocks, while maintaining a necessary cash balance in the Portfolio in anticipation of shareholder rebalancing activities.  There were other index futures contracts that were executed and closed in the International Portfolio during the nine-month period ended September 30, 2011.  These contracts were executed for a similar purpose as those futures contracts outstanding at September 30, 2011.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts.  A forward foreign currency contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. The value of a foreign currency contract will typically fluctuate with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. With respect to sales of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio incurs a realized gain if the value of the contract decreases between those dates. With respect to purchases of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The use of foreign currency contracts might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other currencies or securities.  A Portfolio is also exposed to credit risk associated with counterparty nonperformance on these currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

      Details of the contracts outstanding at September 30, 2011 are as follows:

Contracts to buy foreign currency:

International
Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)

July 19, 2011	October 24, 2011	HSBC	7,900,000	GBP	$12,737,565	$12,316,819	$(420,746)
July 19, 2011	October 24, 2011	JPM	4,900,000	GBP	$7,914,480	$7,639,546	$(274,934)
July 19, 2011	October 25, 2011	HSBC	5,300,000	NZD	$4,505,000	$4,034,492	$(470,508)
July 19, 2011	October 25, 2011	JPM	4,856,232	NZD	$4,127,311	$3,696,685	$(430,626)
					$29,284,356	$27,687,542	$(1,596,814)

Contracts to sell foreign currency:

International
Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)

September 12, 2011	November 14, 2011	BONY	$25,231,628	18,496,295	EUR	$24,773,899	$457,729
September 12, 2011	November 14, 2011	HSBC	$10,369,784	58,448,250	NOK	$9,936,994	$432,790
			$35,601,412			$34,710,893	$890,519

Counterparties	Currencies
BONY - Bank of New York Mellon	GBP - British Pound
HSBC - HSBC Bank USA	NZD - New Zealand Dollar
JPM - JP Morgan Chase & Co.	EUR - Euro
NOK - Norwegian Krone

Foreign currency contracts were executed in the International Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index.  The Portfolio was under-weighted in equity investments within the countries of Great Britain and New Zealand.  The Portfolio executed contracts to buy those countries’ currencies to mitigate the effects that volatility in those currencies’ exchange rates might otherwise have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in investments denominated in Euros and the Norwegian Krone and, likewise, executed contracts to sell those currencies in order to mitigate the effect that volatility in the exchange rates of those currencies might otherwise have on relative performance.

The Portfolio entered into other foreign currency contracts during the nine-month period for similar benchmark performance hedging purposes.  The Portfolio also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolio.

 4) Federal Income Tax Information

The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2011 for federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$16,002,889	$10,275,993	$1,491,296	$17,869,827	$5,942,991	$2,163,153
Depreciation	(21,872,751)	(605,900)	(4,684,016)	(11,902,449)	(14,286,733)	(2,554,681)
Net unrealized:
Appreciation (Depreciation)	$(5,869,862)	$9,670,093	$(3,192,720)	$5,967,378	$(8,343,742)	$(391,528)
Aggregate cost of securities:	$181,960,723	$143,964,434	$36,028,536	$141,135,621	$110,428,791	$35,136,906

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$6,990,465	$3,395,680	$2,230,121	$3,509,807	$35,397,164	$2,855,750
Depreciation	(6,350,825)	(3,609,284)	(3,426,053)	(8,191,176)	(28,931,664)	(977,647)
Net unrealized:
Appreciation (Depreciation)	$639,640	$(213,604)	$(1,195,932)	$(4,681,369)	$6,465,500	$1,878,103
Aggregate cost of securities:	$55,002,224	$24,341,556	$29,463,712	$60,177,724	$146,318,695	$28,995,259

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$5,037,326	$8,180,650	$9,169,828	$5,085,243	$5,682,464	$809,017
Depreciation	(12,394,251)	(5,386,274)	(4,581,955)	(30,952,415)	(28,779,198)	(1,478,166)
Net unrealized:
Appreciation (Depreciation)	$(7,356,925)	$2,794,376	$4,587,873	$(25,867,172)	$(23,096,734)	$(669,149)
Aggregate cost of securities:	$259,755,842	$43,705,391	$46,733,254	$187,348,863	$139,399,910	$13,070,163

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$1,067,726	$684,992	$1,590,311	$674,037	$3,713,481
Depreciation	(1,530,216)	(576,149)	(3,119,353)	(5,887,374)	(11,907,695)
Net unrealized:
Appreciation (Depreciation)	$(462,490)	$108,843	$(1,529,042)	$(5,213,337)	$(8,194,214)
Aggregate cost of securities:	$16,512,246	$10,210,825	$21,024,173	$25,526,526	$92,294,650

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date November 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date November 10, 2011

By (Signature and Title)	/s / R. Todd Brockman
R. Todd Brockman
Treasurer

Date November 10, 2011

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